Cash Account Trust


      Service Shares



      PROSPECTUS

      August 1, 2003





      Money Market Portfolio

      Government Securities Portfolio

      Tax-Exempt Portfolio



      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

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Table of Contents

How the Portfolios Work                       How to Invest in the Portfolios


  1  Money Market Portfolio                   18  Policies You Should Know About

  5  Government Securities Portfolio          22  Understanding Distributions and Taxes

  9  Tax-Exempt Portfolio

 13  Other Policies and Risks

 14  Who Manages and Oversees the Portfolios

 15  Financial Highlights



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                                                         TICKER SYMBOL   CSAXX
Money Market Portfolio

|The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.


The portfolio pursues its goal by investing in high-quality short-term securities, as well as repurchase agreements that are backed by high-quality securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US banks and US branches of foreign banks), corporations and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations.


The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

|The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.


Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of US banks, and different obligations issued by foreign entities, including US branches of foreign banks, involve additional risks than investments in securities of domestic branches of US banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of US banks. Additionally, there may be less public information available about foreign banks and their branches.


Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio


o the portfolio's shares are sold primarily through a small number of intermediaries as cash sweep vehicles. The portfolio's assets could be significantly reduced if a large intermediary discontinues using the portfolio


An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

|The Portfolio's Performance History


The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.



--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


          1993      2.39
          1994      3.51
          1995      5.13
          1996      4.64
          1997      4.80
          1998      4.69
          1999      4.38
          2000      5.63
          2001      3.33
          2002      0.73





2003 total return as of June 30: 0.14%


For the periods included in the bar chart:


Best Quarter: 1.46%, Q3 2000    Worst Quarter: 0.13%, Q4 2002

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
--------------------------------------------------------------------------------

         1 Year                     5 Years                10 Years
--------------------------------------------------------------------------------
          0.73%                      3.74%                   3.91%
--------------------------------------------------------------------------------

Total returns for 1993 through 2003 would have been lower if operating expenses hadn't been reduced.

7-day yield as of December 31, 2002: 0.50%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Service Shares performance information, contact the financial services firm from which you obtained this prospectus.

|How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)            None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                   0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                         0.60
--------------------------------------------------------------------------------
Other Expenses*                                  0.44
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses**      1.20
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.


** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


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Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Service Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year        3 Years         5 Years          10 Years
--------------------------------------------------------------------------------
     $122           $381           $660             $1,455
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                                                         TICKER SYMBOL   CAGXX
Government Securities Portfolio

|The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.


The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.


The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.


Some securities issued by US Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the US Government. There is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.


Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio


o the portfolio's shares are sold primarily through a small number of intermediaries as cash sweep vehicles. The portfolio's assets could be significantly reduced if a large intermediary discontinues using the portfolio


An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

|The Portfolio's Performance History


The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


        1993      2.42
        1994      3.51
        1995      5.19
        1996      4.70
        1997      4.79
        1998      4.56
        1999      4.21
        2000      5.49
        2001      3.18
        2002      0.77

2003 total return as of June 30: 0.11%

For the periods included in the bar chart:

Best Quarter: 1.43%, Q3 2000         Worst Quarter: 0.13%, Q4 2002


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
--------------------------------------------------------------------------------

              1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
               0.77%                     3.63%                   3.87%
--------------------------------------------------------------------------------

Total returns for 1993 through 2003 would have been lower if operating expenses hadn't been reduced.

7-day yield as of December 31, 2002: 0.39%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Service Shares performance information, contact the financial services firm from which you obtained this prospectus.

|How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)             None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                   0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                         0.60
--------------------------------------------------------------------------------
Other Expenses*                                  0.31
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses**      1.07
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.


** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Service Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year          3 Years         5 Years             10 Years
--------------------------------------------------------------------------------
     $109            $340             $590                $1,306
--------------------------------------------------------------------------------

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                                                         TICKER SYMBOL   CHTXX
Tax-Exempt Portfolio

|The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.

The portfolio may buy many types of municipal securities, including industrial development bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio currently intends to buy securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

|The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain geographic regions or sectors of the municipal market, the portfolio increases its exposure to any factors affecting these regions or sectors.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states and localities


o the portfolio's shares are sold primarily through a small number of intermediaries as cash sweep vehicles. The portfolio's assets could be significantly reduced if a large intermediary discontinues using the portfolio


An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

|The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


            1993      1.84
            1994      2.32
            1995      3.32
            1996      2.85
            1997      2.90
            1998      2.70
            1999      2.42
            2000      3.32
            2001      1.84
            2002      0.47


2003 total return as of June 30: 0.11%

For the periods included in the bar chart:

Best Quarter: 0.87%, Q2 1995              Worst Quarter: 0.08%, Q3 2002

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
--------------------------------------------------------------------------------

        1 Year                5 Years                  10  Years
--------------------------------------------------------------------------------
         0.47%                  2.15%                   2.39%
--------------------------------------------------------------------------------

Total returns for 1993 through 2003 would have been lower if operating expenses hadn't been reduced.

7-day yield as of December 31, 2002: 0.46%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Service Shares performance information, contact the financial services firm from which you obtained this prospectus.

|How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)             None
--------------------------------------------------------------------------------


Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                   0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                         0.50
--------------------------------------------------------------------------------
Other Expenses*                                  0.38
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses**      1.04
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.


** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Service Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year       3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
     $106          $331         $574           $1,271
--------------------------------------------------------------------------------

|Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:


o For Government Securities Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.


o As a temporary defensive measure, the Tax-Exempt Portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.



For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolios.


If you want more information on a portfolio's permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

|Who Manages and Oversees the Portfolios

The Investment Advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolios' investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets:

------------------------------------------------------
Portfolio Name                          Fee Paid
------------------------------------------------------

Money Market Portfolio                    0.16%
------------------------------------------------------
Government Securities Portfolio           0.16%
------------------------------------------------------
Tax-Exempt Portfolio                      0.16%
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The Portfolio Managers


A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

|Financial Highlights

These tables are designed to help you understand each portfolio's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each portfolio's financial statements, is included in that portfolio's annual report (see "Shareholder reports" on the last page).

Money Market Portfolio


--------------------------------------------------------------------------------
 Years Ended April 30,      2003       2002        2001        2000       1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,        $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
beginning of period
--------------------------------------------------------------------------------
Net investment income       .005        .02         .05         .05        .04
--------------------------------------------------------------------------------
Less distributions from    (.005)      (.02)       (.05)       (.05)      (.04)
net investment income
--------------------------------------------------------------------------------
Net asset value, end of $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
period
--------------------------------------------------------------------------------
Total Return (%)             .53       2.02^a      5.52^a      4.74^a     4.46^a
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of             2      6,753       7,630       6,315      3,343
period ($ millions)
--------------------------------------------------------------------------------
Ratio of expenses           1.20       1.18        1.11^b      1.08       1.10
before expense
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after     1.20       1.06        1.01^b      1.00       1.00
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment      .52       2.00        5.37        4.72       4.34
income (%)
--------------------------------------------------------------------------------

^a    Total return would have been lower had certain expenses not been reduced.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.09% and 1.00%, respectively.

Government Securities Portfolio


--------------------------------------------------------------------------------
 Years Ended April 30,      2003       2002        2001        2000       1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,        $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
beginning of period
--------------------------------------------------------------------------------
Net investment income       .006        .02         .05         .04        .04
--------------------------------------------------------------------------------
Less distributions from    (.006)      (.02)       (.05)       (.04)      (.04)
net investment income
--------------------------------------------------------------------------------
Net asset value, end of $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
period
--------------------------------------------------------------------------------
Total Return (%)             .57       1.91^a      5.41^a      4.54^a     4.34^a
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of             1        418         534         498        793
period ($ millions)
--------------------------------------------------------------------------------
Ratio of expenses           1.07       1.05        1.10^b      1.08       1.01
before expense
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after     1.07       1.05        1.01^b      1.00       1.00
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment      .58       1.90        5.27        4.37       4.24
income (%)
--------------------------------------------------------------------------------

^a    Total return would have been lower had certain expenses not been reduced.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.08% and 1.00%, respectively.

Tax-Exempt Portfolio


--------------------------------------------------------------------------------
 Years Ended April 30,      2003       2002        2001        2000       1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,        $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
beginning of period
--------------------------------------------------------------------------------
Net investment income       .004        .01         .03         .03        .02
--------------------------------------------------------------------------------
Less distributions from    (.004)      (.01)       (.03)       (.03)      (.02)
net investment income
--------------------------------------------------------------------------------
Net asset value, end of $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
period
--------------------------------------------------------------------------------
Total Return (%)             .39       1.14        3.23^a      2.68       2.50
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of            .4        432         515         465        381
period ($ millions)
--------------------------------------------------------------------------------
Ratio of expenses           1.04        .95        1.01^b       .95        .91
before expense
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after     1.04        .95         .99^b       .95        .91
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment      .36       1.21        3.11        2.66       2.45
income (%)
--------------------------------------------------------------------------------

^a    Total return would have been lower had certain expenses not been reduced.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .98% and .98%, respectively.

--------------------------------------------------------------------------------
How to Invest in the Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

|Policies You Should Know About


The policies below may affect you as a shareholder. As a general rule, you should follow the information in your financial services firm's materials wherever materials provided by your firm contradict the information given here. Please note that a financial services firm may charge fees separate from those charged by a portfolio.

Keep in mind that the information in this prospectus applies only to each portfolio's Service Shares. The Money Market Portfolio has four other share classes; Tax-Exempt Portfolio has three other share classes; and Government Securities Portfolio has one other share class. The portfolios' additional classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 231-8568.

Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the class that are used by Scudder Distributors, Inc., as principal underwriter, to pay for distribution and services for that class. Under the 12b-1 plan, each portfolio pays an annual distribution fee, payable monthly, of 0.60% of that portfolio's average daily net assets (except Tax-Exempt Portfolio, which pays 0.50%). Because 12b-1 fees are paid out of the portfolio assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than paying other types of sales charges.

Policies about transactions


The portfolios are open for business each day the New York Stock Exchange is open. Normally, the portfolios calculate their share prices every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time for Money Market Portfolio; at 12:00 p.m., 2:00 p.m., 4:00 p.m. and 9:00 p.m. Eastern time for Government Securities Portfolio; and at 12:00 p.m. and 4:00 p.m. Eastern time for Tax-Exempt Portfolio.




As noted earlier, each portfolio expects to maintain a stable $1.00 share price.


You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent, and it has determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.


For Government Securities Portfolio, wire transactions that arrive by 2:00 p.m. Eastern time (12:00 p.m. Eastern time for Tax-Exempt Portfolio) will receive that day's dividend. Wire transactions received by 4:00 p.m. Eastern time (for Tax-Exempt Portfolio) or 9:00 p.m. Eastern time (for Government Securities Portfolio) will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. Confirmed share purchases that are effective at 9:00 p.m. Eastern time for Government Securities Portfolio will receive dividends upon receipt of payment in accordance with the time provisions above.

For Money Market Portfolio, wire transactions that arrive by 4:00 p.m. Eastern time will receive that day's dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such checks before shares of a portfolio will be purchased.

Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account (CAT Money Market
Portfolio 46: 98-0119-980-3; CAT Government Securities Portfolio 47:
98-0119-983-8; CAT Tax-Exempt Portfolio 48: 98-0119-985-4) and further credit to your account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time (4:00 p.m. Eastern time for Money Market Portfolio) and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Checkwriting lets you sell shares of a portfolio by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 or for more than $5,000,000 and that we can't honor any check larger than your balance at the time the check is presented to us. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is presented.


The portfolios accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies. In addition, the portfolios will not accept new accounts with a non-US address.


When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public, and we must be provided with the original guarantee.


If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219557 Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although for Government Securities and Tax-Exempt Portfolios only, it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by each portfolio are as follows:

o     Minimum initial investment: $1,000

o     Minimum additional investment: $100

o     Minimum investment with an automatic investment plan: $50


We do not offer share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


How the portfolios calculate share price

The share price is the net asset value per share, or NAV. To calculate NAV, each share class of each portfolio uses the following equation:


                  TOTAL ASSETS - TOTAL LIABILITIES
              ----------------------------------------  = NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o     withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o for Government Securities and Tax-Exempt Portfolios, pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, a portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio's net assets, whichever is less

o     change, add or withdraw various services, fees and account policies


o     reject or limit purchases of shares for any reason without prior notice

|Understanding Distributions and Taxes


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.


The portfolios intend to declare income dividends daily and pay them monthly. The portfolios may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from Tax-Exempt Portfolio are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of Tax-Exempt Portfolio's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because Tax-Exempt Portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax
      (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The tax status of the portfolio earnings you receive and your own portfolio transactions generally depend on their type:


Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------


Dividends and distributions from Tax-Exempt Portfolio may be subject to state and local taxes.


Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

|To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and each portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about a portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the portfolios at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov

SEC File Number:

Cash Account Trust                  811-5970
Money Market Portfolio
Government Securities Portfolio
Tax-Exempt Portfolio

                                                                     SCUDDER
                                                                     INVESTMENTS


                              Tax-Exempt Portfolio

Prospectus

--------------------------------------------------------------------------------
                              August 1, 2003
--------------------------------------------------------------------------------

                              Tax-Exempt Cash Managed Shares

                              Fund #248










As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


TAX - EXEMPT PORTFOLIO -- TAX - EXEMPT CASH MANAGED SHARES


How the Portfolio Works                      How to Invest in the Portfolio


  3  The Portfolio's Main Investment          10  Policies You Should Know About
     Strategy
                                              11  How to Buy Shares
  4  The Main Risks of Investing in
     the Portfolio                            12  How to Sell Shares

  5  The Portfolio's Performance History      16 Understanding Distributions
                                                  and  Taxes
  6  How Much Investors Pay

  7  Other Policies and Risks

  7  Who Manages and Oversees
     the Portfolio

  9  Financial Highlights

--------------------------------------------------------------------------------
Tax-Exempt Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.

The portfolio may buy many types of municipal securities, including industrial development bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio currently intends to buy securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


--------------------------------------------------------------------------------
Money Fund Rules


To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain geographic regions or sectors of the municipal market, the portfolio increases its exposure to any factors affecting these regions or sectors.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states and localities

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History


The bar chart shows how the total returns for the portfolio's Managed Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Managed Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:



2000      3.79
2001      2.43
2002      1.01

2003 total return as of June 30: 0.34%

For the periods included in the bar chart:

Best Quarter: 0.99%, Q4 2000              Worst Quarter: 0.24%, Q2 2002

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
--------------------------------------------------------------------------------

                   1 Year                              Since Inception*
--------------------------------------------------------------------------------
                   1.01%                                    2.45%
--------------------------------------------------------------------------------


*  Commencement of operations date is 11/17/1999.

7-day yield as of 12/31/2002: 1.08%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Managed Shares performance information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Managed Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                               None
--------------------------------------------------------------------------------


Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                           0.16%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                         0.15
--------------------------------------------------------------------------------
Other Expenses*                                          0.18
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses**              0.49
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.


** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


Based on the figures above, this example helps you compare this portfolio's Managed Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------


       1 Year               3 Years             5 Years             10 Years
--------------------------------------------------------------------------------
         $50                 $157                 $274                $616
--------------------------------------------------------------------------------

Other Policies and Risks


While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:




o As a temporary defensive measure, the portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.


If you want more information on the portfolio's permitted investments and investment practices and the characteristics and risk of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolio


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.16% of its average daily net assets.

The Portfolio Managers


A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).


Tax-Exempt Portfolio -- Managed Shares


--------------------------------------------------------------------------------
 Years Ended April 30,                 2003        2002       2001       2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of      $   1.00    $   1.00    $   1.00   $   1.00
period
--------------------------------------------------------------------------------
Net investment income                  .009         .02         .04        .02
--------------------------------------------------------------------------------
Less distributions from net          (.009)       (.02)       (.04)      (.02)
investment income
--------------------------------------------------------------------------------
Net asset value, end of period     $   1.00    $   1.00    $   1.00   $   1.00
--------------------------------------------------------------------------------
Total Return (%)                        .91        1.71        3.73     1.24**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period               259         195         175        131
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses (%)                   .49         .45         .49       .48*
--------------------------------------------------------------------------------
Ratio of net investment income (%)      .91        1.71        3.59      3.34*
--------------------------------------------------------------------------------

^a For the period November 17, 1999 (commencement of operations) to April 30,
   2000.

*  Annualized

** Not annualized

How to Invest in the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About




The policies below may affect you as a shareholder. As a general rule, you should follow the information in your financial services firm's materials wherever materials provided by your firm contradict the information given here. Please note that a financial services firm may charge fees separate from those charged by the portfolio.


Keep in mind that the information in this prospectus applies only to the portfolio's Managed Shares. The portfolio has three other share classes, which are described in separate prospectuses and which have different fees, requirements and services.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 537-3177.

Rule 12b-1 Plan


The portfolio has adopted a plan under Rule 12b-1 for the portfolio's Tax-Exempt Cash Managed Shares that authorizes the payment of an annual shareholder services fee, payable monthly, of 0.15% of the portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolio's assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

How to Buy Shares

Use these instructions to make investments.

Buying shares    First investment                   Additional investments
--------------------------------------------------------------------------------
                 $100,000 or more for all accounts  o $1,000 or more for regular accounts

                                                    o $100 or more for IRAs

                                                    o $50 or more with an
                                                      automatic investment plan
--------------------------------------------------------------------------------
By wire          o Call (800) 537-3177 to open an   o Instruct the wiring bank
                   account and get an account         to transmit the specified
                   number                             amount to UMB Bank, N.A.
                                                      with the information
                 o Instruct wiring bank to transmit   stated to the left.
                   the specified amount to:

                   UMB Bank, N.A.
                   10th and Grand Avenue
                   Kansas City, Missouri 64106

                   ABA Number 101-000-695
                   DDA #248:98-0119-9854

                   Attention: Tax-Exempt Portfolio
                   -- Managed Shares

                   Account (name(s) in which
                   registered)

                   Account number and amount
                   invested in the portfolio

                 o Complete a purchase application
                   and send it to us at the
                   address below
--------------------------------------------------------------------------------
By mail or       o Fill out and sign a purchase     o Send a check and a letter
express mail       application                        with your name, account
(see below)                                           number, the full name of
                 o Send it to us at the address       the portfolio and class,
                   below, along with an investment    and your investment
                   check made out to "Tax-Exempt      instructions to us at the
                   Portfolio"                         address below
--------------------------------------------------------------------------------
With an          --                                 o To set up regular
automatic                                             investments, call
investment plan                                       (800) 537-3177
--------------------------------------------------------------------------------
Regular,         Scudder Investments Service Company, Institutional Funds Client
express,         Services
registered, or   222 South Riverside Plaza, 33rd Floor
certified mail:  Chicago, IL 60606
--------------------------------------------------------------------------------
Fax number:      (800) 537-9960
--------------------------------------------------------------------------------
E-Mail address:  ifunds@scudder.com
--------------------------------------------------------------------------------

How to Sell Shares

Use these instructions to sell shares in your account.


Selling shares
--------------------------------------------------------------------------------
By Expedited       If Expedited Redemption Service has been elected on
Redemption         the Purchase Application on file with the transfer agent,
Service            redemption of shares may be requested by:

                   o telephoning Client Services at (800) 537-3177

                   o faxing a request to (800) 537-9960
--------------------------------------------------------------------------------
By mail, express   Write a letter that includes:
mail or fax
                   o the portfolio, class, and account number from which you
                     want to sell shares

                   o the dollar amount or number of shares you want to sell

                   o your name(s), signature(s), and address, as they appear on your account

                   o a daytime telephone number


                   Mail the letter to:

                     Scudder Investments Service Company
                     Institutional Funds Client Services
                     222 South Riverside Plaza, 33rd Floor
                     Chicago, IL 60606

                   or fax to:

                     (800) 537-9960
--------------------------------------------------------------------------------

By phone           o Call (800) 537-3177 for instructions
--------------------------------------------------------------------------------
With an automatic  o To set up regular cash payments from your account, call
investment plan      (800) 537-3177
--------------------------------------------------------------------------------
Using Checkwriting o Call (800) 537-3177
--------------------------------------------------------------------------------

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 12:00 p.m. Eastern time and 4:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.


You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent, and it has determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.


Wire transactions that arrive by 12:00 p.m. Eastern time will receive that day's dividend. Wire transactions received between 12:00 p.m. Eastern time and 4:00 p.m. Eastern time will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If possible, those arriving after 12:00 p.m. Eastern time but before 4:00 p.m. Eastern time will be processed that day as well. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of the portfolio will be purchased.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio's Statement of Additional Information for more information.

Expedited Redemption Service allows you to have proceeds from your sale of portfolio shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 12:00 p.m. Eastern time will be processed that day, and we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.


The portfolio accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies. In addition, the portfolio will not accept new accounts with a non-US address.


When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public, and we must be provided with the original guarantee.


With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.


We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

How the portfolio calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV for the share class, the portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o    withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o close your account and send you the proceeds if your balance falls below the required minimum; we will give you 60 days notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)


o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number


o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less

o    change, add or withdraw various services, fees and account policies


o    reject or limit purchases of shares for any reason without prior notice

Understanding Distributions and Taxes


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from the portfolio are generally tax-free for most shareholders, meaning that investors can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of the portfolio's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because the portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT


The tax status of the portfolio earnings you receive and your own portfolio transactions generally depend on their type:


Generally taxed at ordinary income
rates
----------------------------------------
o short-term capital gains from
  selling portfolio shares
----------------------------------------
o taxable income dividends you receive
  from the portfolio
----------------------------------------
o short-term capital gains
  distributions you receive from the
  portfolio
----------------------------------------

Generally taxed at capital gains rates
----------------------------------------
o long-term capital gains from selling
  portfolio shares
----------------------------------------
o long-term capital gains
  distributions you receive from the
  portfolio
----------------------------------------


Dividends and distributions from the portfolio may be subject to state and local taxes.


Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

--------------------------------------------------------------------------------


To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Scudder Investments                            SEC
     ---------------------------------------------------------------------------
     Institutional Funds Client Services            Public Reference Section
     222 South Riverside Plaza, 33rd Floor          Washington, D.C. 20549-0102
     Chicago, IL 60606-5808                         www.sec.gov
     http://institutionalfunds.scudder.com          (202) 942-8090
     (800) 537-3177










Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808

SCUDDER                             SEC File Number:
INVESTMENTS
                                    Cash Account Trust       811-5970

A Member of
Deutsche Asset Management [LOGO]

Institutional Money Market
Shares

                                    PROSPECTUS

                                    August 1, 2003



                                    Money Market Portfolio

                                    As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents

MONEY MARKET PORTFOLIO -- INSTITUTIONAL MONEY MARKET SHARES


How the Portfolio Works                                 How to Invest in the Portfolio


  1  The Portfolio's Main Investment Strategy             7  Policies You Should Know About

  2  The Main Risks of Investing in the Portfolio        10  Understanding Distributions and Taxes

  3  The Portfolio's Performance History

  4  How Much Investors Pay

  5  Other Policies and Risks

  5  Who Manages and Oversees the Portfolio

  6  Financial Highlights

--------------------------------------------------------------------------------

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.


The portfolio pursues its goal by investing in high quality short-term securities, as well as repurchase agreements that are backed by high-quality securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US banks and US branches of foreign banks), corporations and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations.


The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


--------------------------------------------------------------------------------
Money Fund Rules


To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars ==


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.


Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of US banks, and different obligations issued by foreign entities, including US branches of foreign banks, involve additional risks than investments in securities of domestic branches of US banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of US banks. Additionally, there may be less public information available about foreign banks and their branches.


Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Institutional Money Market Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Institutional Money Market Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA


2000      6.42
2001      4.14
2002      1.65



2003 total return as of June 30: 0.56%

For the periods included in the bar chart:

Best Quarter: 1.65%, Q3 2000                    Worst Quarter: 0.37%, Q4 2002




--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
--------------------------------------------------------------------------------

            1 Year                              Since Inception*
--------------------------------------------------------------------------------
             1.65%                                    4.31%
--------------------------------------------------------------------------------


*        Inception date is 1/22/1999.

In the chart and the table, total returns would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/2002:  1.31%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. To find out current Institutional Money Market Shares performance, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Institutional Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(paid directly from your investment)            None
-------------------------------------------------------------
Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
-------------------------------------------------------------
Management Fee                                  0.16%
-------------------------------------------------------------
Distribution/Service (12b-1) Fee                0.01
-------------------------------------------------------------
Other Expenses*                                 0.14
-------------------------------------------------------------
Total Annual Portfolio Operating Expenses**     0.31
-------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Institutional Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year       3 Years       5 Years            10 Years
--------------------------------------------------------------------------------
     $32           $100         $174                $393
--------------------------------------------------------------------------------

Other Policies and Risks

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolio


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.16% of its average daily net assets.

The Portfolio Managers


A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights



This table is designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

Money Market Portfolio -- Institutional Shares

--------------------------------------------------------------------------------
 Years Ended April 30,     2003        2002        2001       2000       1999^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,        $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
beginning of period
--------------------------------------------------------------------------------
Net investment income       .014        .03         .06         .05        .01
--------------------------------------------------------------------------------
Less distributions from
net investment income      (.014)      (.03)       (.06)       (.05)      (.01)
--------------------------------------------------------------------------------
Net asset value, end of
period                  $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
--------------------------------------------------------------------------------
Total Return (%)^b          1.45       2.85        6.32        5.50     1.29**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of
period ($ millions)          110        100         287         183        .10
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)       .31        .25         .27         .29       .28*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)       .25        .23         .25         .25       .25*
--------------------------------------------------------------------------------
Ratio of net investment
income (%)                  1.44       2.83        6.25        5.58      4.75*
--------------------------------------------------------------------------------


^a       For the period January 22, 1999 (commencement of operations) to April
         30, 1999.

^b Total return would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

How to Invest in the Portfolio


The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.


Policies You Should Know About


The policies below may affect you as a shareholder. As a general rule, you should follow the information in your firm's materials wherever materials provided by your financial services firm contradict the information given here. Please note that a financial services firm may charge fees separate from those charged by the portfolio.

Keep in mind that the information in this prospectus applies only to the portfolio's Institutional Money Market Shares. The portfolio has four other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 231-8568.


Rule 12b-1 Plan

The portfolio has adopted a plan under Rule 12b-1 for the portfolio's Institutional Money Market Shares that authorizes the payment of an annual shareholder services fee, payable monthly, of 0.01% of the portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolio's assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price three times every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent, and it has determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

Orders to buy shares of the portfolio will be accepted only by wire transfer in the form of Federal Funds. In addition, the portfolio will not accept new accounts with a non-US address. Wire transactions that arrive by 4:00 p.m. Eastern time will receive that day's dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio.


Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue
Kansas City, MO 64106

for credit to Institutional Money Market Shares (146: 98-0119-980-3) and further credit to your money market account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio's Statement of Additional Information for more information.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public, and we must be provided with the original guarantee.


If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received). There is also one circumstance when it could be longer: when unusual circumstances (as specifically set forth in the Statement of Additional Information and Section 22(e) of the Investment Company Act of 1940) prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.


You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although the minimum initial investment set by the portfolio is $250,000.


We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


How the portfolio calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV, the share class of the portfolio uses the following equation:

                  TOTAL ASSETS - TOTAL LIABILITIES
                 ----------------------------------       = NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o        withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o close your account and send you the proceeds if your balance falls below $100,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o        change, add or withdraw various services, fees and account policies


o        reject or limit purchases of shares for any reason without prior notice

Understanding Distributions and Taxes


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.


The tax status of the portfolio earnings you receive and your own portfolio transactions generally depend on their type.


Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o income dividends you receive from the portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from the portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from the portfolio
--------------------------------------------------------------------------------


Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 537-3177.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 537-3177.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov

SEC File Number
Cash Account Trust                  811-5970

                                                                         SCUDDER
                                                                     INVESTMENTS


                                Tax-Exempt Portfolio


Prospectus
--------------------------------------------------------------------------------
                                August 1, 2003
--------------------------------------------------------------------------------



                                Scudder
                                Tax-Exempt Cash Institutional Shares
                                Fund #148





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


TAX-EXEMPT PORTFOLIO -- TAX-EXEMPT CASH INSTITUTIONAL SHARES

How the Portfolio Works                         How to Invest in the Portfolio


  3   The Portfolio's Main Investment            10   Policies You Should Know About
      Strategy
                                                 11   How to Buy Shares
  4   The Main Risks of Investing in
      the Portfolio                              12   How to Sell Shares

  5   The Portfolio's Performance History        15   Understanding Distributions
                                                      and  Taxes
  6   How Much Investors Pay

  7   Other Policies and Risks

  7   Who Manages and Oversees
      the Portfolio

  9   Financial Highlights



--------------------------------------------------------------------------------

Tax-Exempt Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.

The portfolio may buy many types of municipal securities, including industrial development bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio currently intends to buy securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------


Money Fund Rules


To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain geographic regions or sectors of the municipal market, the portfolio increases its exposure to any factors affecting these regions or sectors.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states and localities

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Institutional Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Institutional Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA


2000      4.06
2001      2.70
2002      1.26

2003 total return as of June 30: 0.49%

For the periods included in the bar chart:

Best Quarter: 1.06%, Q4 2000               Worst Quarter: 0.31%, Q1 2002


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
--------------------------------------------------------------------------------

                   1 Year                               Since Inception*
--------------------------------------------------------------------------------
                   1.26%                                      2.71%
--------------------------------------------------------------------------------

*   Commencement of operations date is 11/17/1999.

7-day yield as of 12/31/2002: 1.33%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Institutional Shares performance information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(paid directly from your investment)                               None
--------------------------------------------------------------------------------
Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                    0.16%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   None
--------------------------------------------------------------------------------
Other Expenses*                                                    0.07
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses**                        0.23
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.


** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


Based on the figures above, this example helps you compare this portfolio's Institutional Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
       1 Year               3 Years            5 Years              10 Years
--------------------------------------------------------------------------------
         $24                  $74               $130                  $293
--------------------------------------------------------------------------------

Other Policies and Risks


While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:



o As a temporary defensive measure, the portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.


If you want more information on the portfolio's permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).


Keep in mind that there is no assurance that any mutual fund will achieve its goal.


Who Manages and Oversees the Portfolio


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


The advisor receives a management fee from the portfolio. For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.16% of its average daily net assets.

The Portfolio Managers


A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

Tax-Exempt Portfolio -- Institutional Shares



-------------------------------------------------------------------------------------
Years Ended April 30,                     2003       2002      2001          2000^a
-------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------
Net asset value, beginning of period   $   1.00   $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------
Net investment income                      .012        .02         .04         .02
-------------------------------------------------------------------------------------
Less distributions from net investment
income                                    (.012)      (.02)       (.04)       (.02)
-------------------------------------------------------------------------------------
Net asset value, end of period         $   1.00   $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------
Total Return (%)                           1.17       1.98        4.00        1.33**
-------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)      284        202         182         169
-------------------------------------------------------------------------------------
Ratio of expenses (%)                       .23        .21         .21*b       .23*
-------------------------------------------------------------------------------------
Ratio of net investment income (%)         1.18       1.95        3.89        3.59*
-------------------------------------------------------------------------------------

^a For the period November 17, 1999 (commencement of operations) to April 30, 2000.

^b The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .21%.

*    Annualized

**   Not annualized

How to Invest in the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.


Policies You Should Know About


The policies below may affect you as a shareholder. As a general rule, you should follow the information in your financial services firm's materials wherever materials provided by your firm contradict the information given here. Please note that a financial services firm may charge fees separate from those charged by a portfolio.



Keep in mind that the information in this prospectus applies only to the portfolio's Institutional Shares. The portfolio has three other share classes, which are described in separate prospectuses and which have different fees, requirements and services.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 537-3177.

How to Buy Shares

Use these instructions to make investments.

Buying shares     First investment                     Additional investments
-------------------------------------------------------------------------------------
                  $1,000,000 or more for all accounts  No minimum amount
-------------------------------------------------------------------------------------
By wire          o  Call (800) 537-3177 to open an    o  Instruct the wiring bank
                    account and get an account number    to transmit the specified
                 o  Instruct wiring bank to transmit     amount to UMB Bank, N.A.
                    the specified amount to:             with the information
                    UMB Bank, N.A.                       stated to the left.
                    10th and Grand Avenue
                    Kansas City, Missouri 64106

                    ABA Number 101-000-695 DDA
                    #148:98-0119-9854

                    Attention: Tax-Exempt Portfolio
                    Institutional Shares

                    Account (name(s) in which
                    registered)

                    Account number and amount
                    invested in the portfolio


                 o  Complete a purchase application
                    and send it to us at the address
                    below
-------------------------------------------------------------------------------------
By mail or       o  Fill out and sign a purchase      o  Send a check and a letter
express mail        application                          with your name, account
(see below)      o  Send it to us at the address         number, the full name of
                    below, along with an investment      the portfolio and class,
                    check made out to "Tax-Exempt        and your investment
                    Portfolio"                           instructions to us at the
                                                         address below
-------------------------------------------------------------------------------------
Regular,          Scudder Investments Service Company, Institutional Funds Client
express,          Services
registered, or    222 South Riverside Plaza, 33rd Floor
certified mail:   Chicago, IL 60606
-------------------------------------------------------------------------------------
Fax number:       (800) 537-9960
-------------------------------------------------------------------------------------
E-Mail address:   ifunds@scudder.com
-------------------------------------------------------------------------------------


How to Sell Shares

Use these instructions to sell shares in your account.


Selling shares
-------------------------------------------------------------------------------------
By Expedited      If Expedited Redemption Service has been elected on the Purchase
Redemption        Application on file with the transfer agent, redemption of
Service           shares may be requested by:
                  o  telephoning Client Services at (800) 537-3177
                  o  faxing a request to (800) 537-9960
-------------------------------------------------------------------------------------
By mail, express  Write a letter that includes:
mail or fax       o  the portfolio, class, and account number from which you want to sell shares
                  o  the dollar amount or number of shares you want to sell o your name(s), signature(s), and address, as they appear on your account
                  o  a daytime telephone number

                     Mail the letter to:

                       Scudder Investments Service Company
                       Institutional Funds Client Services
                       222 South Riverside Plaza, 33rd Floor
                       Chicago, IL 60606

                   or fax to:

                       (800) 537-9960
-------------------------------------------------------------------------------------
By phone          o  Call (800) 537-3177 for instructions
-------------------------------------------------------------------------------------


Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 12:00 p.m. Eastern time and 4:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.


You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent, and it has determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

Wire transactions that arrive by 12:00 p.m. Eastern time will receive that day's dividend. Wire transactions received between 12:00 p.m. Eastern time and 4:00 p.m. Eastern time will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of the portfolio will be purchased.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio's Statement of Additional Information for more information.

Expedited Redemption Service allows you to have proceeds from your sale of portfolio shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 12:00 p.m. Eastern time will be processed that day and we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

The portfolio accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies. In addition, the portfolios will not accept new accounts with a non-US address.


When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public, and we must be provided with the original guarantee.


With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.


We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


How the portfolio calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV for the share class, the portfolio uses the following equation:

    TOTAL ASSETS - TOTAL
         LIABILITIES
   ----------------------  = NAV
   TOTAL NUMBER OF SHARES
         OUTSTANDING


The price at which you sell shares is also the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o    withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o close your account and send you the proceeds if your balance falls below the required minimum; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less

o    change, add or withdraw various services, fees and account policies


o    reject or limit purchases of shares for any reason without prior notice


Understanding Distributions and Taxes


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if neces- sary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from the portfolio are generally tax-free for most shareholders, meaning that investors can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of the portfolio's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because the portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT



The tax status of the portfolio earnings you receive and your own portfolio transactions generally depend on their type:


Generally taxed at ordinary income
rates
----------------------------------------
o short-term capital gains from
  selling portfolio shares
----------------------------------------
o taxable income dividends you receive
  from the portfolio
----------------------------------------
o short-term capital gains
  distributions you receive from the
  portfolio
----------------------------------------

Generally taxed at capital gains rates
----------------------------------------
o long-term capital gains from selling
  portfolio shares
----------------------------------------
o long-term capital gains
  distributions you receive from the
  portfolio
----------------------------------------


Dividends and distributions from the portfolio may be subject to state and local taxes.


Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports - These have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 537-3177.

Statement of Additional Information (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 537-3177.

Scudder Investments                            SEC
--------------------------------------------------------------------------------
Institutional Funds Client Services            Public Reference Section
222 South Riverside Plaza, 33rd Floor          Washington, D.C. 20549-0102
Chicago, IL 60606-5808                         www.sec.gov
http://institutionalfunds.scudder.com          (202) 942-8090
(800) 537-3177


Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808


SCUDDER
INVESTMENTS
                                              SEC File Number:
A Member of
Deutsche Asset Management [LOGO]              Cash Account Trust       811-5970

Premier Money Market Shares

                                        P R O S P E C T U S

                                        August 1, 2003



                                        Money Market Portfolio

                                        Government Securities Portfolio

                                        Tax-Exempt Portfolio

                                        Treasury Portfolio





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents

P R E M I E R   M O N E Y   M A R K E T   S H A R E S


How the Portfolios Work                        How to Invest in the Portfolios

  1  Money Market Portfolio                   22  Policies You Should Know About

  5  Government Securities Portfolio          26  Understanding Distributions
                                                  and Taxes
  9  Tax-Exempt Portfolio

 13  Treasury Portfolio

 17  Other Policies and Risks

 18  Who Manages and Oversees the Portfolios

 19  Financial Highlights

--------------------------------------------------------------------------------
Money Market Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.


The portfolio pursues its goal by investing in high quality short-term securities, as well as repurchase agreements that are backed by high-quality securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US banks and US branches of foreign banks), corporations and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations.

The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.


Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of US banks, and different obligations issued by foreign entities, including US branches of foreign banks, involve additional risks than investments in securities of domestic branches of US banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding of taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of US banks. Additionally, there may be less public information available about foreign banks and their branches.


Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History


The bar chart shows how the total returns for the portfolio's Premier Money Market Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Premier Money Market Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

---------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


2001      3.40
2002      0.98

2003 total return as of June 30: 0.17%

For the period included in the bar chart:

Best Quarter: 1.24%, Q1 2001                       Worst Quarter: 0.21%, Q4 2002


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
--------------------------------------------------------------------------------

                          1 Year                              Since Inception*
--------------------------------------------------------------------------------
                           0.98%                                    3.24%
--------------------------------------------------------------------------------


*  Commencement of operations date is 2/23/00.

Total return from inception through 2001 would have been lower if operating expenses hadn't been reduced.


7-day yield as of December 31, 2002: 0.61%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Premier Money Market Shares performance information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                                  None
--------------------------------------------------------------------------------


Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                        0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.52
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses**                           0.93
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.


** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------
     $95           $296         $515                      $1,143
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Government Securities Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.


The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.


The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.


Some securities issued by US Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the US Government. There is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.


Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History


The bar chart shows how the total returns for the portfolio's Premier Money Market Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Premier Money Market Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:



2001      3.29
2002      0.90

2003 total return as of June 30: 0.13%

For the period included in the bar chart:

Best Quarter: 1.23%, Q1 2001                      Worst Quarter: 0.14%, Q4 2002

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
--------------------------------------------------------------------------------

                          1 Year                              Since Inception*
--------------------------------------------------------------------------------
                           0.90%                                    3.12%
--------------------------------------------------------------------------------


*  Commencement of operations date is 3/1/00.

Total return for 2001 would have been lower if operating expenses hadn't been reduced.


7-day yield as of December 31, 2002: 0.31%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Premier Money Market Shares performance information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(paid directly from your investment)            None
------------------------------------------------------------

Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
------------------------------------------------------------
Management Fee                                  0.16%
------------------------------------------------------------
Distribution (12b-1) Fee                        0.25
------------------------------------------------------------
Other Expenses*                                 0.56
------------------------------------------------------------
Total Annual Portfolio Operating Expenses**     0.97
------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.


** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------
     $99           $309         $536                      $1,190
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tax-Exempt Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.


The portfolio may buy many types of municipal securities, including industrial development bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.


The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio currently intends to buy securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain geographic regions or sectors of the municipal market, the portfolio increases its exposure to any factors affecting these regions or sectors.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states and localities

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History


The bar chart shows how the total returns for the portfolio's Premier Money Market Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Premier Money Market Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------


2001      1.93
2002      0.55

2003 total return as of June 30: 0.10%

For the period included in the bar chart:

Best Quarter: 0.64%, Q1 2001                      Worst Quarter: 0.12%, Q2 2002

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
--------------------------------------------------------------------------------

                          1 Year                              Since Inception*
--------------------------------------------------------------------------------
                           0.55%                                    1.87%
--------------------------------------------------------------------------------


*  Commencement of operations date is 3/7/00.


7-day yield as of December 31, 2002: 0.58%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Premier Money Market Shares performance information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)            None
--------------------------------------------------------------------------------


Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                  0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                        0.25
--------------------------------------------------------------------------------
Other Expenses*                                 0.55
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses**     0.96
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.


** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------
     $98           $306         $531                      $1,178
--------------------------------------------------------------------------------

Treasury Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.


The portfolio pursues its goal by investing exclusively in short-term US Treasury securities or in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on these securities is guaranteed by the full faith and credit of the US Government.


The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Because of the portfolio's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government securities.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History


The bar chart shows how the total returns for the portfolio's Premier Money Market Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Premier Money Market Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

2001      2.98
2002      0.82

2003 total return as of June 30: 0.17%

For the period included in the bar chart:

Best Quarter: 1.21%, Q1 2001                      Worst Quarter: 0.17%, Q4 2002

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
 -------------------------------------------------------------------------------

                          1 Year                              Since Inception*
--------------------------------------------------------------------------------
                           0.82%                                    2.81%
--------------------------------------------------------------------------------


*  Commencement of operations date is 4/28/00.


Total returns would have been lower if operating expenses hadn't been reduced.

7-day yield as of December 31, 2002: 0.65%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Premier Money Market Shares performance information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)            None
--------------------------------------------------------------------------------


Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                  0.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                        0.25
--------------------------------------------------------------------------------
Other Expenses*                                 0.55
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses**     0.95
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.


** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------
     $97           $303         $525                      $1,166
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, Treasury Portfolio's Board could change the portfolio's investment goal without seeking shareholder approval.


o For Government Securities Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. For Treasury Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in short-term US Treasury securities or in repurchase agreements backed by treasury securities.


o As a temporary defensive measure, the Tax-Exempt Portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.



For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolios.


If you want more information on a portfolio's permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolios


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolios' investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets:

--------------------------------------------------------------------------------
Portfolio Name                                    Fee Paid
--------------------------------------------------------------------------------


Money Market Portfolio                            0.16%
--------------------------------------------------------------------------------
Government Securities Portfolio                   0.16%
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                              0.16%
--------------------------------------------------------------------------------
Treasury Portfolio                                0.15%
--------------------------------------------------------------------------------



The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

These tables are designed to help you understand each portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each portfolio's financial statements, is included in that portfolio's annual report (see "Shareholder reports" on the last page).

Money Market Portfolio -- Premier Money Market Shares


--------------------------------------------------------------------------------
 Years Ended April 30,                2003        2002        2001       2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of      $   1.00   $   1.00    $   1.00    $   1.00
period
--------------------------------------------------------------------------------
Net investment income                  .007        .02         .05         .01
--------------------------------------------------------------------------------
Less distributions from net          (.007)      (.02)       (.05)       (.01)
investment income
--------------------------------------------------------------------------------
Net asset value, end of period     $   1.00   $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------
Total Return (%)                        .75       2.14       5.56^b      .94^b**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             3,023      2,552       2,236          11
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          .93        .97        .97^c        .98*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          .93        .97        .96^c        .95*
--------------------------------------------------------------------------------
Ratio of net investment income (%)      .77       2.09        5.37       5.19*
--------------------------------------------------------------------------------

^a For the period February 23, 2000 (commencement of operations) to April 30, 2000.

^b  Total return would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .95% and .95%, respectively.

*   Annualized

**  Not annualized

Government Securities Portfolio -- Premier Money Market Shares


--------------------------------------------------------------------------------
 Years Ended April 30,                 2003        2002       2001       2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of      $   1.00    $   1.00    $   1.00   $   1.00
period
--------------------------------------------------------------------------------
Net investment income                  .006         .02         .05        .01
--------------------------------------------------------------------------------
Less distributions from net          (.006)       (.02)       (.05)      (.01)
investment income
--------------------------------------------------------------------------------
Net asset value, end of period     $   1.00    $   1.00    $   1.00   $   1.00
--------------------------------------------------------------------------------
Total Return (%)                        .65        2.03       5.46^a      .84**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             1,724       1,384       1,300          4
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          .97         .98        .98^c      1.00*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          .97         .98        .97^c      1.00*
--------------------------------------------------------------------------------
Ratio of net investment income (%)      .68        1.97        5.24      5.01*
--------------------------------------------------------------------------------

^a Total return would have been lower had certain expenses not been reduced.

^b For the period March 1, 2000 (commencement of operations) to April 30, 2000.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .96% and .96%, respectively.

*  Annualized

** Not annualized



Tax-Exempt Portfolio -- Premier Money Market Shares


--------------------------------------------------------------------------------
 Years Ended April 30,                 2003        2002       2001       2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of      $   1.00    $   1.00    $   1.00   $   1.00
period
--------------------------------------------------------------------------------
Net investment income                  .004         .01         .03        .01
--------------------------------------------------------------------------------
Less distributions from net          (.004)       (.01)       (.03)      (.01)
investment income
--------------------------------------------------------------------------------
Net asset value, end of period     $   1.00    $   1.00    $   1.00   $   1.00
--------------------------------------------------------------------------------
Total Return (%)                        .42        1.25        3.21      .45**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period               182         101          87        .40
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses (%)                   .96         .91        .97^b       .96*
--------------------------------------------------------------------------------
Ratio of net investment income(%)       .44        1.25        3.06      3.05*
--------------------------------------------------------------------------------

^a For the period March 7, 2000 (commencement of operations) to April 30, 2000.

^b The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .97%.

*  Annualized

** Not annualized

Treasury Portfolio -- Premier Money Market Shares

--------------------------------------------------------------------------------
 Years Ended March 31,                                 2003     2002      2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                $  1.00   $  1.00  $  1.00
--------------------------------------------------------------------------------
Net investment income                                  .007       .02      .05
--------------------------------------------------------------------------------
Less distributions from net investment income        (.007)     (.02)    (.05)
--------------------------------------------------------------------------------
Net asset value, end of period                      $  1.00   $  1.00  $  1.00
--------------------------------------------------------------------------------
Total Return (%)                                       .69^b      1.99  5.04^b**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                  31        21       22
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)         .95       .93   1.12^c*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)          .94       .93   1.00^c*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                      .73      2.16    5.20*
--------------------------------------------------------------------------------

^a For the period April 28, 2000 (commencement of operations) to March 31, 2001.

^b Total return would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred with a fund complex reorganization in fiscal 2001 before and after expense reductions were 1.10% and 1.00% respectively.

*  Annualized

** Not annualized

--------------------------------------------------------------------------------
How to Invest in the Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About


The policies below may affect you as a shareholder. As a general rule, you should follow the information in your financial services firm's materials wherever materials provided by your firm contradict the information given here. Please note that a financial services firm may charge fees separate from those charged by a portfolio.

Keep in mind that the information in this prospectus applies only to each portfolio's Premier Money Market Shares. Money Market Portfolio has four other share classes; Tax-Exempt Portfolio has three other share classes; Government Securities Portfolio and Treasury Portfolio each have one other share class. The portfolios' additional classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 231-8568.


Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the class that are used by Scudder Distributors, Inc., as principal underwriter, to pay for distribution and services for that class. Under the 12b-1 plan, each portfolio pays an annual distribution fee, payable monthly, of 0.25% of that portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolio's assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than paying other types of sales charges.

Policies About Transactions

The portfolios are open for business each day the New York Stock Exchange is open.

Normally, the portfolios calculate their share prices every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time for Money Market Portfolio; at 12:00 p.m., 2:00 p.m. and 4:00 p.m. Eastern time for Treasury Portfolio; at 12:00 p.m., 2:00 p.m., 4:00 p.m. and 9:00 p.m. Eastern time for Government Securities Portfolio; and at 12:00 p.m. and 4:00 p.m. Eastern time for Tax-Exempt Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.


You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent, and it has determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

For Government Securities Portfolio and Treasury Portfolio, wire transactions that arrive by 2:00 p.m. Eastern time (12:00 p.m. Eastern time for Tax-Exempt Portfolio) will receive that day's dividend. Wire transactions received by 4:00 p.m. Eastern time (for Tax-Exempt Portfolio and Treasury Portfolio) or 9:00 p.m. (for Government Securities Portfolio) will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. Confirmed share purchases that are effective at 9:00 p.m. Eastern time for Government Securities Portfolio will receive dividends upon receipt of payment in accordance with the time provisions above.


For Money Market Portfolio, wire transactions that arrive by 4:00 p.m. Eastern time will receive that day's dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such checks before shares of a portfolio will be purchased.

Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue,
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account
(Money Market Portfolio 346: 98-0119-980-3;
Government Securities Portfolio 347:
98-0119-983-8; Tax-Exempt Portfolio 348:
98-0119-985-4; Treasury Portfolio 343:
98-7036-760-2) and further credit to your account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time (4:00 p.m. Eastern time for Money Market Portfolio) and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Checkwriting lets you sell shares of a portfolio by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $100 or for more than $5,000,000 and that we can't honor any check larger than your balance at the time the check is presented to us. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is presented.


The portfolios accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies. In addition, the portfolios will not accept new accounts with a non-US address.


When you want to sell more than $50,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public, and we must be provided with the original guarantee.


If your shares are registered directly with the portfolios' transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company

Attention: Transaction Processing

P.O. Box 219557

Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although for Government Securities, Tax-Exempt and Treasury Portfolios only it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by each portfolio are as follows:

o    Minimum initial investment: $1,000

o    Minimum additional investment: $100




We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


How the portfolios calculate share price

The share price is the net asset value per share, or NAV. To calculate NAV, each share class of each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o for each portfolio except Money Market Portfolio, pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, a portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio's net assets, whichever is less

o    change, add or withdraw various services, fees and account policies


o    reject or limit purchases of shares for any reason without prior notice

o    withdraw or suspend the offering of shares at any time

Understanding Distributions and Taxes


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.


The portfolios intend to declare income dividends daily and pay them monthly. The portfolios may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from Tax-Exempt Portfolio are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of Tax-Exempt Portfolio's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because Tax-Exempt Portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax
     (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT


The tax status of a portfolio's earnings you receive and your own portfolio transactions generally depend on their type:


Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------


Dividends and distributions from Tax-Exempt Portfolio may be subject to state and local taxes.


Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and each portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about a portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the portfolios at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov

SEC File Numbers:
Cash Account Trust                  811-5970
Money Market Portfolio
Government Securities Portfolio
Tax-Exempt Portfolio


Investors Cash Trust                811-6103
Treasury Portfolio

Premium Reserve Money
Market Shares

                                    PROSPECTUS


                                    August 1, 2003



                                    Money Market Portfolio


                                    As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


MONEY MARKET PORTFOLIO -- PREMIUM RESERVE MONEY MARKET SHARES


   How the Portfolio Works                                         How to Invest in the Portfolio


     1  The Portfolio's Main Investment Strategy                     7  Policies You Should Know About

     2  The Main Risks of Investing in the Portfolio                11  Understanding Distributions and Taxes

     3  The Portfolio's Performance History

     4  How Much Investors Pay

     5  Other Policies and Risks

     5  Who Manages and Oversees the Portfolio

     6  Financial Highlights



--------------------------------------------------------------------------------

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.


The portfolio pursues its goal by investing in high quality short-term securities, as well as repurchase agreements that are backed by high-quality securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US banks and US branches of foreign banks), corporations and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations.


The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------


Money Fund Rules


To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.


Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of US banks, and different obligations issued by foreign entities, including US branches of foreign banks, involve additional risks than investments in securities of domestic branches of US banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of US banks. Additionally, there may be less public information available about foreign banks and their branches.


Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Premium Reserve Money Market Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Premium Reserve Money Market Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:




2000      5.96
2001      3.80
2002      1.30

2003 total return as of June 30: 0.37%

For the periods included in the bar chart:

Best Quarter: 1.54%, Q3 2000                    Worst Quarter: 0.28%, Q4 2002


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002
--------------------------------------------------------------------------------

          1 Year                              Since Inception*
--------------------------------------------------------------------------------
           1.30%                                    3.92%
--------------------------------------------------------------------------------



*  Inception date is 1/22/1999.


7-day yield as of 12/31/2002:  0.91%

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. To find out current Premium Reserve Money Market Shares performance, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premium Reserve Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(paid directly from your investment)                None
------------------------------------------------------------------
Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
------------------------------------------------------------------
Management Fee                                     0.16%
------------------------------------------------------------------
Distribution/Service (12b-1) Fee                   0.10
------------------------------------------------------------------
Other Expenses*                                    0.32
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses**        0.58
------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premium Reserve Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------
     $59           $186         $324                       $726
--------------------------------------------------------------------------------

Other Policies and Risks


This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolio


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


The advisor receives a management fee from the portfolio. For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.16% of its average daily net assets.


The Portfolio Managers


A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

Money Market Portfolio -- Premium Reserve Money Market Shares


--------------------------------------------------------------------------------
 Years Ended April 30,     2003        2002        2001       2000       1999^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,
beginning of period     $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
--------------------------------------------------------------------------------
Net investment income       .011        .03         .06         .05        .01
--------------------------------------------------------------------------------
Less distributions from
net investment income      (.011)      (.03)       (.06)       (.05)      (.01)
--------------------------------------------------------------------------------
Net asset value, end of
period                  $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
--------------------------------------------------------------------------------
Total Return (%)            1.06       2.56        5.87        5.05       1.18**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of
period ($ millions)          132        133         105          17         .3
--------------------------------------------------------------------------------
Ratio of expenses (%)        .58        .52         .67         .68       .67*
--------------------------------------------------------------------------------
Ratio of net investment
income (%)                  1.12       2.54        5.54        5.31      4.38*
--------------------------------------------------------------------------------


^a   For the period January 22, 1999 (commencement of operations) to April 30,
     1999.

*    Annualized

**   Not annualized

How to Invest in the Portfolio


The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.


Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. As a general rule, you should follow the information in your financial services firm's materials wherever materials provided by your financial services firm contradict the information given here. Please note that a financial services firm may charge fees separate from those charged by the portfolio.

Keep in mind that the information in this prospectus applies only to the portfolio's Premium Reserve Money Market Shares. The portfolio has four other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 231-8568.

Rule 12b-1 Plan

The portfolio has adopted a plan under Rule 12b-1 for the portfolio's Premium Reserve Money Market Shares that authorizes the payment of an annual shareholder services fee, payable monthly, of 0.10% of that portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolio's assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price three times every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.


You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent, and it has determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

Wire transactions that arrive by 4:00 p.m. Eastern time will receive that day's dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such checks before shares of the portfolio will be purchased.

Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue,
Kansas City, Missouri 64106

for credit to Premium Reserve Money Market Shares (98-0119-980-3) and further credit to your money market account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio's Statement of Additional Information for more information.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.


The portfolio accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies. In addition, the portfolio will not accept new accounts with a non-US address.


When you want to sell more than $100,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public, and we must be provided with the original guarantee.


If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219557 Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received). There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by the portfolio are as follows:

o    Minimum initial investment: $1,000

o    Minimum additional investment: $50

o    Minimum investment with an automatic investment plan: $50

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


How the portfolio calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV, the share class of the portfolio uses the following equation:


                  TOTAL ASSETS - TOTAL LIABILITIES
                 ----------------------------------      =  NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o    withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number


o    change, add or withdraw various services, fees and account policies

o    reject or limit purchases of shares for any reason without prior notice

Understanding Distributions and Taxes


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The tax status of the portfolio earnings you receive and your own portfolio transactions generally depend on their type:


Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o income dividends you receive from the portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from the portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from the portfolio
--------------------------------------------------------------------------------


Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov

SEC File Number
Cash Account Trust                  811-5970

Institutional Select Money
Market Shares

                                    P R O S P E C T U S

                                    August 1, 2003



                                    Money Market Portfolio





                                    As with all mutual funds, the
                                    Securities and Exchange
                                    Commission (SEC) does not
                                    approve or disapprove these
                                    shares or determine whether
                                    the information in this
                                    prospectus is truthful or
                                    complete. It is a criminal
                                    offense for anyone to inform
                                    you otherwise.

--------------------------------------------------------------------------------
Table of Contents

MONEY MARKET PORTFOLIO --  INSTITUTIONAL SELECT MONEY MARKET SHARES



How the Portfolio Works                                  How to Invest in the Portfolio


 1  The Portfolio's Main Investment Strategy             7  Policies You Should Know About

 2  The Main Risks of Investing in the Portfolio        10  Understanding Distributions and Taxes

 3  The Portfolio's Performance History

 4  How Much Investors Pay


 5  Other Policies and Risks


 5  Who Manages and Oversees the Portfolio

 6  Financial Highlights

--------------------------------------------------------------------------------
Money Market Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing in high quality short-term securities, as well as repurchase agreements that are backed by high-quality securities.


The portfolio may buy securities from many types of issuers, including the US government, banks (both US banks and US branches of foreign banks), corporations and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations.

The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


--------------------------------------------------------------------------------
Money Fund Rules


To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars


o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.


Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of US banks, and different obligations issued by foreign entities, including US branches of foreign banks, involve additional risks than investments in securities of domestic branches of US banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of US banks. Additionally, there may be less public information available about foreign banks and their branches.


Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Institutional Money Market Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Institutional Money Market Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Institutional Select Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to Institutional Select Money Market Shares. Although Institutional Money Market Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Institutional Money Market Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year              Institutional Shares
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


2000      6.42
2001      4.14
2002      1.65


2003 total return as of June 30: 0.56%
For the periods included in the bar chart:
Best Quarter: 1.65%, Q3 2000                    Worst Quarter: 0.37%, Q4 2002

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2002               Institutional Shares
--------------------------------------------------------------------------------

                 1 Year                              Since Inception*
--------------------------------------------------------------------------------
                  1.65%                                    4.31%
--------------------------------------------------------------------------------

*  Inception date is 1/22/1999.

In the chart and table, total returns would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/2002:  1.31%


Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. To find out current Institutional Select Money Market Shares performance, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Institutional Select Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%) (paid directly from your investment)                 None
--------------------------------------------------------------------------------


Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                            0.16%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                          None
--------------------------------------------------------------------------------
Other Expenses*                                                           0.03
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses**                               0.19
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors. "Other Expenses" are estimated for the current fiscal year.

** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Institutional Select Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


       1 Year               3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
         $19                  $61                $107                $243
--------------------------------------------------------------------------------

Other Policies and Risks


This prospectus doesn't tell you about every policy or risk of investing in the portfolio.


If you want more information on the portfolio's permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolio


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


The advisor receives a management fee from the portfolio. For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.16% of its average daily net assets.


The Portfolio Managers


A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights


This table is designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

Money Market Portfolio -- Institutional Select Money Market Shares

--------------------------------------------------------------------------------
                                                                          2003^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $   1.00
--------------------------------------------------------------------------------
Net investment income                                                     .005
--------------------------------------------------------------------------------
Less distributions from net investment income                           (.005)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $   1.00
--------------------------------------------------------------------------------
Total Return (%)                                                         .52**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    .001
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     .19*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                       1.33*
--------------------------------------------------------------------------------

^a For the period from December 2, 2002 (commencement of sales of Institutional
   Select Money Market Shares) to April 30, 2003.

*  Annualized

** Not annualized

How to Invest in the Portfolio


The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.


Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.


Policies You Should Know About


The policies below may affect you as a shareholder. As a general rule, you should follow the information in your financial services firm's materials wherever materials provided by your financial services firm contradict the information given here. Please note that a financial services firm may charge fees separate from those charged by the portfolio.


Keep in mind that the information in this prospectus applies only to the portfolio's Institutional Select Money Market Shares. The portfolio has four other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial services firm.


Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price three times every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time. As noted earlier, the portfolio seeks to maintain a stable $1.00 share price.


You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent and it has determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.


It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

Orders to buy shares of the portfolio will be accepted only by wire transfer in the form of Federal Funds. In addition, the portfolio will not accept new accounts with a non-US address. Wire transactions that arrive by 4:00 p.m. Eastern time will receive that day's dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio.


Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue
Kansas City, MO 64106


for credit to Institutional Select Money Market Shares (523: 98-0119-980-3) and further credit to your money market account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio's Statement of Additional Information for more information.

Telephone Transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at 1-800-537-3177 at a later date.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public, and we must be provided with the original guarantee.

If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company

Attention: Transaction Processing

P.O. Box 219557

Kansas City, MO 64121

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received). There is also one circumstance when it could be longer: when unusual circumstances (as specifically set forth in the Statement of Additional Information and Section 22(e) of the Investment Company Act of 1940) prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although the minimum initial investment set by the portfolio is $1,000,000.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

The funds accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies. In addition, the portfolios will not accept new accounts with a non-US address.

How the portfolio calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV, the share class of the portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o    withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $100,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o    change, add or withdraw various services, fees and account policies

o    reject or limit purchases of shares for any reason

Understanding Distributions and Taxes


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The following tables show the usual tax status of transactions in portfolio shares as well as that of any taxable distribution from the portfolio:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o income dividends you receive from the portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from the portfolio
--------------------------------------------------------------------------------
Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from the portfolio
--------------------------------------------------------------------------------

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 537-3177.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 537-3177.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov


SEC File Number
Cash Account Trust                  811-5970

                               CASH ACCOUNT TRUST

                             Money Market Portfolio

                         Government Securities Portfolio

                              Tax-Exempt Portfolio


                                 Service Shares











                       STATEMENT OF ADDITIONAL INFORMATION











                                 August 1, 2003

This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus for the Service Shares of the Portfolios noted above dated August 1, 2003, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained.

The Annual Report of each Portfolio, dated April 30, 2003, which accompanies this Statement of Additional Information may also be obtained free of charge by calling 1-800-231-8568. Each Annual Report is incorporated by reference into and is hereby deemed to be a part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectuses.

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----

INVESTMENT RESTRICTIONS...........................................................................................1

INVESTMENT POLICIES AND TECHNIQUES................................................................................3

MANAGEMENT OF THE PORTFOLIOS.....................................................................................14


PORTFOLIO SERVICE PROVIDERS......................................................................................18
   Underwriter...................................................................................................18
   Independent Auditors and Reports to Shareholders..............................................................19
   Legal Counsel.................................................................................................19
   Fund Accounting Agent.........................................................................................19
   Administrator.................................................................................................20
   Custodian, Transfer Agent And Shareholder Service Agent.......................................................20


PORTFOLIO TRANSACTIONS...........................................................................................20
   Brokerage Commissions.........................................................................................20

PERFORMANCE......................................................................................................20


PURCHASE AND REDEMPTION OF SHARES................................................................................23


DIVIDENDS........................................................................................................26

NET ASSET VALUE..................................................................................................26

TAXES............................................................................................................27

OFFICERS AND TRUSTEES............................................................................................28

SPECIAL FEATURES.................................................................................................37

TRUST ORGANIZATION...............................................................................................39

FINANCIAL STATEMENTS.............................................................................................41

ADDITIONAL INFORMATION...........................................................................................41


APPENDIX -- RATINGS OF INVESTMENTS...............................................................................43


This combined Statement of Additional Information contains information about the Service Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (each a "Portfolio," collectively the "Portfolios") offered by Cash Account Trust (the "Trust").

                             INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolios certain investment restrictions which, together with the investment objectives and policies of each Portfolio (except for policies designated as nonfundamental), may not be changed for a Portfolio without the approval of a majority of its outstanding voting securities which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this combined Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of a Portfolio present at such meeting, if holders of more than 50% of the outstanding voting securities of a Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Portfolio.

The Trust is an open-end diversified management investment company.

The Money Market Portfolio and the Government Securities Portfolio individually may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6)       Write, purchase or sell puts, calls or combinations thereof.

(7) Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

(11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12)     Issue senior securities as defined in the 1940 Act.

Additionally, the Money Market Portfolio may not:

(13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment advisor, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

With regard to restriction #13, for purposes of determining the concentration of the Portfolio's total assets, asset backed securities will be classified separately, based on standard classification used by rating agencies. Currently, the following classifications are used: securities arbitrage programs, multi-seller programs, single-dweller programs, loan backed programs, hybrid programs and special investment vehicles.

The Tax-Exempt Portfolio may not:

(1) Purchase securities if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state. Municipal securities and obligations of, or guaranteed by, the US Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the US Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase municipal securities subject to standby commitments in accordance with its investment objective and policies.

(7) Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in municipal securities secured by real estate or interests therein.

(10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs or leases.

(11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12)      Issue senior securities as defined in the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.

Each Portfolio, as a nonfundamental policy that may be changed without shareholder vote, individually may not:

(i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

The  Money  Market  Portfolio  and  Government   Securities   Portfolio,   as  a
nonfundamental policy that may be changed without shareholder vote, may not:

(i) invest more than 10% of total assets in non-affiliated registered investment companies.

The Portfolios will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio's net assets valued at the time of the transaction would be invested in such securities.

                       INVESTMENT POLICIES AND TECHNIQUES

The Portfolios described in this Statement of Additional Information seek to provide maximum current income consistent with stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.

The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. The Trust is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers three investment Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Thus, each Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Money Market Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by normally investing primarily in the following types of US Dollar-denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the US or Canadian governments, their agencies or instrumentalities.

2. Bank certificates of deposit, time deposits or bankers' acceptances of US banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their US and foreign branches) having total assets in excess of $10 billion.

4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the below ratings in the discretion of Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix -- Ratings of Investments" in this Statement of Additional Information.

5. Repurchase agreements of obligations that are suitable for investment under the categories are set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.


The  Portfolio  will  normally  invest  at  least  25% of its  total  assets  in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio's Advisor temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of US banks, or obligations issued by foreign entities, including US branches of foreign banks, involve risks that are different from investments in securities of domestic branches of US banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of US banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by US banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to US banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.


The Portfolio may invest in high quality participation certificates ("Certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the Certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate. A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the Certificates. Payments of principal and interest on the Certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates is based primarily upon the value of the receivables held by the Trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the Trust. The Portfolio's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Portfolio. Collection of receivables in the Trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered Certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in Certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.

Government Securities Portfolio. The Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing, under normal circumstances, exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US Government, its agencies or instrumentalities and repurchase agreements backed by such obligations. All such securities purchased have an effective maturity date of 12 months or less. Some securities issued by US Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others are backed by the full faith and credit of the US Government. The US Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality that are backed by the full faith and credit of the US Government, there is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Income paid by Treasuries is usually free from state and local income taxes, and for most fund shareholders the bulk of fund distributions will be free from these taxes as well (although not from federal income tax).


Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal circumstances, at least 80% of the Portfolio's net assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the
District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax and alternative minimum tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider certain "private activity" bonds (i.e., those subject to AMT) to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become nonfundamental.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's Advisor revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's Advisor to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of 12 months or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the Trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment manager. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

Investment Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more Portfolios but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Portfolio based on its investment restrictions, as described herein and in the applicable prospectus of the Portfolios.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A Portfolio may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although a Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

A Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the US Government, (ii) at no time will a fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of a Portfolio's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a Portfolio's limitation on investments in illiquid securities.

Certificates of Participation. A Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a fund an undivided interest in the Municipal Security in the proportion that a fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. A Portfolio's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a fund. It is anticipated by a fund's Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, a fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

Illiquid Securities and Restricted Securities. A Portfolio may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold
(i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

A Portfolio's Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A Portfolio may be deemed to be an "underwriter" for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A  Portfolio  may also  purchase  securities  that are not  subject  to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Portfolio's decision to sell a restricted or illiquid security and the point at which a Portfolio is permitted or able to sell such security, a Portfolio might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Portfolio.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of a Portfolio's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Interfund Borrowing and Lending Program. The Trust, on behalf of a Portfolio, has received exemptive relief from the SEC which permits a fund to participate in an interfund borrowing and lending program among certain investment companies advised by the Advisor. The interfund borrowing and lending program allows the participating  funds to  borrow  money  from and loan  money to each  other  for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, a Portfolio, as a matter of nonfundamental policy, may not borrow except in accordance with its fundamental and nonfundamental policies.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, a fund effects sales, redemptions and repurchases at the net asset value per share, normally
$1.00. In fulfillment of its responsibilities under that rule, the Board of Trustees has approved policies established by the Advisor reasonably calculated to prevent a Portfolio's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in a Portfolio's investment portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the investment portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to fund securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by a Portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." A Portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. A Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a Portfolio may not make more than one such investment at any time during such period. A Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by a fund. Further, a Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by a Portfolio.

The assets of a Portfolio consist entirely of cash items and investments having an effective maturity date of 12 months or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the underlying obligation). The term "Government Securities," as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. A Portfolio will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of a Portfolio will vary according to the management's appraisal of money market conditions. A Portfolio will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

A Portfolio may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. A Portfolio has the right to sell the participation back to the bank after seven days' notice for the full principal amount of a fund's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to a fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a Portfolio in connection with the arrangement. A Portfolio will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for a fund.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Portfolio's original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Portfolio's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Portfolio may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio.

A Portfolio may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a fund with the right to demand payment, on not more than seven days' notice, of all or any part of such fund's participation interest in the underlying municipal lease obligation, plus accrued interest.

Municipal Securities. Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a fund is in most cases revenue bonds and generally is not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, a fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A fund may invest in short-term "private activity" bonds. Municipal securities such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which a Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

A Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the US Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of US Government securities acceptable to a Portfolio's Advisor; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of a fund's Advisor. See "Appendix" for a more detailed discussion of the Moody's and S&P ratings outlined above. In addition, a fund limits its investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act. See "Net Asset Value."

Dividends representing net interest income received by a Portfolio on Municipal Securities will be exempt from federal income tax when distributed to a Portfolio's shareholders. Such dividend income may be subject to state and local taxes. A Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. A fund considers short-term Municipal Securities to be those that mature in 12 months or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.


From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable "temporary investments" that include: obligations of the US Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities (limited under normal circumstances to 20% of the Portfolio's total assets), it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes.


Repurchase Agreements. A Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

A Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations a fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.

A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Portfolio) "acquires a security (Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by a fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Portfolio has not perfected an interest in the Obligation, a fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price.
However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, a Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like a fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by a Portfolio's Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of a fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. A Portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.

Stand-by Commitments. A stand-by commitment is a right acquired by a Portfolio, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at a fund's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by a fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by  commitments  acquired by a Portfolio may have the following  features:
(1) they will be in writing and will be physically  held by a fund's  custodian;
(2) a Portfolio's  right to exercise them will be unconditional and unqualified;
(3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a Portfolio's acquisition cost (excluding any accrued interest which a Portfolio paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period a Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

A Portfolio expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio will pay for stand-by commitments, either separately in cash or by paying a higher price for Portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A Portfolio intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.


Third Party Puts. A Portfolio may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a fund at specified intervals not exceeding 12 months to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Portfolio receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to a Portfolio will be that of holding such a long-term bond and the weighted average maturity of a Portfolio's investments and the Portfolio's liquidity would be adversely affected.


These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a Portfolio, a Portfolio intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a fund in a manner designed to minimize any adverse impact from these investments.

US Government Securities. There are two broad categories of US Government debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include "zero coupon" securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of a fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a Portfolio and may even result in losses to a Portfolio if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a fund's average maturity. As a result, a Portfolio's return may experience greater volatility during periods of rising interest rates than under normal market conditions.


Variable Rate Securities. A Portfolio may invest in instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Investment Company Securities. A Portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and investment policies and subject to the limitations of the 1940 Act. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.


                          MANAGEMENT OF THE PORTFOLIOS

Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for each Portfolio, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for each Portfolio. Under the supervision of the Board of Trustees of each Portfolio, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes each Portfolio's investment decisions, buys and sells securities for each Portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM is one of the most experienced investment counsel firms in the US. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the US investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.


The Advisor manages each Portfolio's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.


Pursuant to an investment management agreement with each Portfolio, the Advisor acts as each Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Portfolios if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.


Today, the Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Portfolio may invest, the conclusions and investment decisions of the Advisor with respect to a Portfolio are based primarily on the analyses of its own research department.

In certain cases, the investments for a Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Portfolio can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Portfolio and also for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Portfolio.


The present investment management agreements (the "Agreements") were approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreements continued in effect until September 30, 2002 and continue from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust, Trustees or of a majority of the outstanding voting securities of the Portfolios.


The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

Under the Agreements, the Advisor regularly provides each Portfolio with continuing investment management consistent with each Portfolio's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Portfolio's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the "Code") and to each Portfolio's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Portfolio.


Under each Portfolio's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Trust (such as the Trust's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Trust's federal, state and local tax returns; preparing and filing the Trust's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Trust under applicable federal and state securities laws; maintaining the Trust's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Trust; assisting in the resolution of accounting and legal issues; establishing and monitoring the Trust's operating budget; processing the payment of the Trust's bills; assisting the Trust in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Trust in the conduct of its business, subject to the direction and control of the Trustees.

Under its respective Agreement, each Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. Each Portfolio is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolios with respect thereto.


Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

The Portfolios, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Portfolios' expense.

For the services and facilities furnished to the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, the Portfolios pay a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each Portfolio. Pursuant to the Agreements, the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio paid the Advisor fees of $9,711,942, $2,923l,467 and $1,374,206 for the fiscal year ended 2003; $15,805,533, $2,819,556 and $1,565,293, respectively, for the fiscal year ended April 30,  2002;  $14,379,960,  $2,246,182,  and  $1,504,605  for the
fiscal year ended April 30, 2001. For the fiscal year ended April 30, 2001, the Advisor and certain affiliates agreed to limit certain operating expenses of the Portfolios. If expense limits had not been in effect the Advisor would have received investment management fees from the Money Market Portfolio,

Government   Securities  Portfolio  and  Tax-Exempt  Portfolio  of  $14,379,960,
$2,246,182, and $1,504,605 for the fiscal year ended April 30, 2001.

Board Considerations of Annual Renewal of Investment Management Agreements. As part of the annual contract review process, commencing in July, 2002, the Board, as a whole, the Non-interested Trustees, separately, and the Portfolios' Oversight Committees met on several occasions to consider the renewal of each Portfolio's former investment management agreement. The Oversight Committees initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committees presented their findings and recommendations to the Non-interested Trustees as a group. The Non-interested Trustees then reviewed the Committee's findings and recommendations and presented their recommendations to the full Board. At a meeting on September 26, 2002, the Board concluded that the terms of the investment management agreements for each Portfolio are fair and reasonable and the continuance of each agreement is in the best interest of each Portfolio.

In connection with their meetings, the Oversight Committees and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor under the investment management agreements; (ii) the management fees, expense ratios and asset size of the Portfolios relative to peer groups; (iii) the level of the Advisor's profits with respect to the management of the Portfolios, including the methodology used to allocate costs among funds advised by the Advisor; (iv) the short-term and long-term performance of the Portfolios relative to appropriate peer groups and one or a combination of market indices;
(v) fall-out benefits to the Advisor from its relationship to the Portfolios, including revenues derived from services provided to the Portfolios by affiliates of the Advisor; and (vi) the potential incidental benefits to the Advisor, the Portfolios and their shareholders.

Investment Performance. The Board reviewed the Portfolios' investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board has requested the Advisor to identify Scudder funds whose performance rank in the lowest quartile of their peer group ("Focus Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

Fees and Expenses. The Board considered each Portfolio's management fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds, including information about the expense limitation commitments from the Advisor.

Profitability. The Board considered the level of the Advisor's profits with respect to the management of the Portfolios, including a review of the Advisor's methodology in allocating its costs to the management of the Portfolios. The Board considered the profits realized by the Advisor in connection with the operation of the Portfolios and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. The Board also considered the Advisor's profit margins in comparison with available industry data.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Portfolios and whether the Portfolios have appropriately benefited from any economies of scale. The Board considered whether the management fee rates are reasonable in relation to the asset size of the Portfolios.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates.

Code of Ethics


The Trust, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trust, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trust. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                           PORTFOLIO SERVICE PROVIDERS

Underwriter

Pursuant  to  an  underwriting   and   distribution   services   agreement  (the
"Distribution Agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The Distribution Agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Trust. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. Each Portfolio has adopted for the Service Shares a plan in accordance with Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). This rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. For its services under the distribution agreement and pursuant to the 12b-1 Plans, each Portfolio pays SDI a distribution services fee, payable monthly, at the annual rate of 0.60% of average daily net assets with respect to the Service Shares of the Money Market Portfolio and the Government Securities Portfolio and 0.50% of average daily net assets with respect to the Service Shares of the Tax-Exempt Portfolio. Expenditures by SDI on behalf of the Portfolios need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios.

As principal underwriter for the Trust, SDI acts as agent of the Trust in the continuous sale of its shares of the Portfolios. SDI pays all its expenses under the Distribution Agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.

SDI has entered into related administration services and selling group agreements ("services agreements") with various firms to provide cash management and other services for shareholders of the Service Shares of a Portfolio. Such services and assistance may include, but may not be limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding a Portfolio, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. SDI also may provide some of the above services for the Portfolios. SDI normally pays such firms for services at a maximum annual rate of 0.60% of average daily net assets of those accounts in the Service Shares of the Money Market Portfolio and Government Securities Portfolio that they maintain and service and 0.50% of average daily net assets of those accounts in the Service Shares of the Tax-Exempt Portfolio that they maintain and service. SDI in its discretion may pay certain firms additional amounts.

During the fiscal year ended April 30, 2003, the Service Shares of Money Market Portfolio, Government Securities Portfolio and Tax-Exempt paid distribution services fees of $17,354,106, $1,006,742 and $777,593, respectively.

During the fiscal year ended April 30, 2002, the Service Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio paid distribution services fees of $43,658,171, $2,822,461, and $2,379,686, respectively. During the fiscal year ended April 30, 2002, for the Service Shares of the Money Market Portfolio, Government Securities Portfolio and
Tax-Exempt Portfolio, SDI (or the Advisor as predecessor to SDI) paid $44,404,009, $2,870,448 and $2,420,359, respectively, as service fees to firms.

Pursuant to the 12b-1 Plans, for the Service Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio paid $3,317,920, $177,873, $220,045, respectively, in distribution fees for expenses related to marketing and sales activities, production of sales literature, prospectus printing, media advertising and production of sales promotional materials. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense. SDI will, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds.


During the fiscal year ended April 30, 2001, the Service Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio paid distribution services fees of $46,909,861, $5,361,482, and $2,743,546, respectively. For the fiscal year ending April 30, 2001, the aggregate dollar amount retained by SDI was $1,130,697.

The Distribution Agreement and the 12b-1 Plans continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by SDI upon 60 days' written notice. Termination of the Distribution Agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act. The 12b-1 Plans may not be amended to increase the fee to be paid by the Service Shares of a Portfolio without approval by a majority of the outstanding voting securities of the Service Shares of a Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plans. The 12b-1 Plans may be terminated for the Service Shares of a Portfolio at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Service Shares of that Portfolio. The Portfolios of the Trust will vote separately with respect to 12b-1 Plans.

Independent Auditors and Reports to Shareholders

The financial highlights of each Portfolio included in the Portfolios' Service Shares' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, independent auditors, given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolios and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, IL 60601 serves as legal counsel to the Portfolios and the Independent Trustees.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of each Portfolio and maintaining portfolio and general accounting records. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.


Pursuant to an agreement among the Advisor, SFAC and State Street Bank and Trust Company ("SSB") (the "Sub-Accounting and Sub-Administrator Agreement"), SFAC and the Advisor have delegated certain fund accounting functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the Portfolios.

Administrator

Pursuant to a sub-administrator agreement between the Advisor and SSB, the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolios.




Custodian, Transfer Agent And Shareholder Service Agent

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, (the "Custodian") as custodian, has custody of all securities and cash of the Trust. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolios.

State Street also acts as transfer agent for the Portfolios. Pursuant to a services agreement with State Street, Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives as transfer agent, and pays to SISC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement.

                                        Fees Paid to SISC
Fund                                     Fiscal Year 2003           Fiscal Year 2002         Fiscal Year 2001
----                                     ----------------           ----------------         ----------------

Money Market Portfolio                     $11,854,834                $22,878,882               $17,121,411

Government Securities Portfolio               $462,383                 $1,394,367                $2,910,439

Tax-Exempt Portfolio                          $466,875                 $1,206,176                $1,341,251

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Portfolios.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases.

During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                                   PERFORMANCE

From time to time, the Trust may advertise several types of performance information for a Portfolio, including "yield" and "effective yield" and, in the case of the Tax-Exempt Portfolio, "tax equivalent yield". Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

During the periods when the Advisor and certain affiliates temporarily agreed to maintain certain operating expenses of certain Portfolios, the performance results noted herein for the Service Shares of the Money Market, Tax-Exempt and Government Securities Portfolios would have been lower had certain expenses not been capped.

Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended April 30, 2003, the Money Market Portfolio -- Service Shares' seven-day yield was 0.27%, the Tax-Exempt Portfolio's seven-day yield was 0.24% and the Government Securities Portfolio's seven-day yield was 0.17%.

Each Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended April 30, 2003, the Money Market Portfolio -- Service Shares' seven-day effective yield was 0.27%, the Tax-Exempt Portfolio's seven-day effective yield was 0.25% and the Government Securities Portfolio's seven-day effective yield was 0.17%.

The tax equivalent yield of the Service Shares of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. Based upon an assumed marginal Federal income tax rate of 37.1% and the Tax-Exempt Portfolio's yield computed as described above for the seven-day period ended April 30, 2003, the Tax-Exempt Portfolio's tax equivalent yield for the period was 0.37%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

The Trust may depict the historical performance of the securities in which a Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Investors also may want to compare a Portfolio's performance to that of US Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of US Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the US Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare a Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Tax-Exempt Versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 2003 tax rates schedules.


         FEDERAL

  Tax-Equivalent Yields
      Scudder 2003
                                                                                      Effective  Effective
     Taxable Income       Effective     Effective       Federal       Taxable Income    State     Federal       Federal
         Single           State Rate  Federal Rate    Tax Bracket         Joint          Rate       Rate      Tax Bracket
         ------           ----------  ------------    -----------         -----          ----       ----      -----------

     28,401- 68,800         0.00%        25.00%          25.00%      56,801- 114,650    0.00%      25.00%        25.00%
     68,801- 143,500        0.00%        28.00%          28.00%      114,651- 174,700   0.00%      28.00%        28.00%
    143,501- 311,950        0.00%        33.00%          33.00%      174,701- 311,950   0.00%      33.00%        33.00%
      over 311,950          0.00%        35.00%          35.00%        over 311,950     0.00%      35.00%        35.00%


                         If your combined federal and state effective tax rate in 2003 is:
                           10.00%       15.00%          25.00%           28.00%        33.00%      35.00%

To match these
tax-free yields:                    Your taxable investment would have to earn the following yield:

          2.00%             2.22%        2.35%          2.67%            2.78%          2.99%      3.08%
          3.00%             3.33%        3.53%          4.00%            4.17%          4.48%      4.62%
          4.00%             4.44%        4.71%          5.33%            5.56%          5.97%      6.15%
          5.00%             5.56%        5.88%          6.67%            6.94%          7.46%      7.69%
          6.00%             6.67%        7.06%          8.00%            8.33%          8.96%      9.23%
          7.00%             7.78%        8.24%          9.33%            9.72%         10.45%      10.77%
          8.00%             8.89%        9.41%          10.67%           11.11%        11.94%      12.31%
          9.00%            10.00%       10.59%          12.00%           12.50%        13.43%      13.85%

Please note:

1) This chart does not take into consideration any local or city tax rates.

2) The effective state and federal tax rates are calculated using the highest marginal tax rate within the applicable tax bracket.

3) The combined effective tax rate reflects a deduction for state income taxes on the federal return.


4) Taxable income amounts represent taxable income as defined in the Internal Revenue Code

                        PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of each Portfolio are sold at net asset value through selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. Each Portfolio has established a minimum initial investment for Service Shares of each Portfolio of $1,000 ($50 for automatic investment plans) and $100 for subsequent investments, but these minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates.

Each Portfolio seeks to have their investment portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in US Dollars) will not be considered in proper form and will not be processed unless and until a Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 2:00 p.m. Eastern time net asset value determination for the Government Securities Portfolio, at or prior to the 4:00 p.m. Eastern time net asset value determination for the Money Market Portfolio and at or prior to the 12:00 p.m. Eastern time net asset value determination for the Tax-Exempt Portfolio; (ii) the dividend for the next calendar day if effected after the 4:00 p.m. Eastern time net asset value determination for the Money Market Portfolio and Tax-Exempt Portfolio or, for the Government Securities Portfolio, 9:00 p.m. Eastern time net asset value determination provided such payment is received by 4:00 p.m. Eastern time; or (iii) the dividend for the next business day if effected at the 9:00 p.m. Eastern time net asset value determination and payment is received after 4:00 p.m. Eastern time on such date for the Government Securities Portfolio. Confirmed share purchases that are effective at the 9:00 p.m. Eastern time net asset value determination for the Government Securities Portfolio will receive dividends upon receipt of payment for such transactions in the form of Federal Funds in accordance with the time provisions immediately above.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the appropriate Portfolio bank account (CAT Money Market Portfolio 46:
98-0119-980-3; CAT Government Securities Portfolio 47: 98-0119-983-8; CAT Tax-Exempt Portfolio 48: 98-0119-985-4) and further credit to your account number.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by a Portfolio at the next determined net asset value. If processed by 12:00 p.m. (or 4:00 p.m. for the Money Market Portfolio) Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Each Portfolio may suspend the right of redemption or delay payment more than seven days (except Money Market Portfolio, which is one business day) (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Trust's shareholders.

In addition, the Money Market Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.


Although it is each Portfolio's present policy to redeem in cash, a Portfolio (for Money Market Portfolio, upon consent of a redeeming shareholder) may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.


If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Each Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 12:00 p.m. Eastern time for Government Securities Portfolio and Tax-Exempt Portfolio and 4:00 p.m. Eastern time for Money Market Portfolio, will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Service Shares of a Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio Service Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Internet Access

World   Wide   Web   Site.    Scudder    maintains    a   web   site   that   is
http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses. Users can fill out new account forms on-line, order free software, and request literature on funds.

                                    DIVIDENDS

Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at net asset value on the last business day of the month. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Scudder Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Scudder Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Portfolio and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which State Street acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

                                 NET ASSET VALUE


The net asset value of shares of the Portfolio is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Orders received by dealers or other financial services firms prior to the 9:00 p.m. Eastern Time determination of net asset value for the Government Securities Portfolio and received by SDI prior to the close of its business day can be confirmed at the 9:00 p.m. Eastern Time determination of net asset value for that day. Such transactions are settled by payment of Federal funds in accordance with procedures established by SDI. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

                                      TAXES


The following is intended to be a general summary of certain federal income tax consequences of investing in the funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Portfolio.

Taxable Portfolios. The Money Market Portfolio and the Government Securities Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.


Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolios may adjust their schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the US Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions.

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisors with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolios are advised to consult their own tax advisors as to the status of their accounts under state and local tax laws.

Each Portfolio is required by federal income tax law to withhold a portion of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisors regarding the 20% withholding requirement.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisors before investing in the Tax-Exempt Portfolio.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which State Street serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.


Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.


                              OFFICERS AND TRUSTEES

Cash Account Trust

The following table presents certain information regarding the Trustees and Executive Officers of the Trust. Each Trustee's age as of August 1, 2003 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election or qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust.

Non-Interested Trustees

Name, Age, Position(s) Held                                                                             Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                          Scudder Fund Complex
Time Served^1                  Other Directorships Held                                                 Overseen
-------------------------------------------------------------------------------------------------------------------------------
John W. Ballantine (57)        Retired; formerly, Executive Vice President and Chief Risk Management              82
Trustee, 1999-present          Officer, First Chicago NBD Corporation/The First National Bank of
                               Chicago (1996-1998); Executive Vice President and Head of International
                               Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak
                               Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems); American
                               Heathways, Inc. (provider of disease and care management services).
-------------------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham (70)          Retired; formerly, Director of Management Consulting, McNulty & Company            82
Trustee, 1977-present          (1990-1998); prior thereto, Executive Vice President, Anchor Glass
                               Container Corporation.

-------------------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway (66)         Retired; formerly, Executive Vice President, A.O. Smith Corporation                82
Trustee, 1980-present          (diversified manufacturer) (1963-1994).
-------------------------------------------------------------------------------------------------------------------------------
James R. Edgar (57)            Distinguished Fellow, University of Illinois, Institute of Government              82
Trustee, 1999-present          and Public Affairs (1999-present); formerly, Governor, State of
                               Illinois (1991-1999). Directorships: Kemper Insurance Companies; John
                               B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).
-------------------------------------------------------------------------------------------------------------------------------
Paul K. Freeman (53)           President, Cook Street Holdings (consulting); Adjunct Professor,                   82
Trustee, 2002-present          University of Denver; Consultant, World Bank/Inter-American Development
                               Bank; formerly, Project Leader, International Institute for Applied
                               Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group,
                               Inc. (environmental insurance) (1986-1998).
-------------------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman (66)         Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery             82
Trustee, 1981-present          for the mining and paper industries) (1999-2000); prior thereto, Vice
                               Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999).
-------------------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson (61)       Retired; formerly, President, Hood College (1995-2000); prior thereto,             82
Trustee, 1995-present          Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue
                               Service; Assistant Attorney General (Tax), US Department of Justice.
                               Directorships: Bethlehem Steel Corp.; Federal Mogul Corp. (supplier of automotive components and subsystems); Trustee, Bryn Mawr College.
-------------------------------------------------------------------------------------------------------------------------------

Fred B. Renwick (73)           Retired; Professor Emeritus of Finance, New York University, Stern                 82
Trustee, 1988-present          School of Business (2001-present); formerly, Professor, New York
                               University Stern School of business (1965-2001). Directorships: The
                               Wartburg Foundation; Chairman, Finance Committee of Morehouse College
                               Board of Trustees; formerly, Director of Board of Pensions, Evangelical
                               Lutheran Church in America; member of the Investment Committee of
                               Atlanta University Board of Trustees; Chair of the Investment
                               Committee, American Bible Society Board of Trustees.

-------------------------------------------------------------------------------------------------------------------------------


                                       29

Name, Age, Position(s) Held                                                                             Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                          Scudder Fund Complex
Time Served^1                  Other Directorships Held                                                 Overseen
-------------------------------------------------------------------------------------------------------------------------------
William P. Sommers (70)        Retired; formerly, President and Chief Executive Officer, SRI                      82
Trustee, 1979-present          International (research and development) (1994-1998); prior thereto,
                               Executive Vice President, Iameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen &
                               Hamilton Inc. (management consulting firm). Directorships: PSI Inc.
                               (satellite engineering and components); Evergreen Solar, Inc.
                               (develop/manufacture solar electric system engines); H2 Gen
                               (manufacture hydrogen generators); Zassi Medical Evolutions, Inc.
                               (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
-------------------------------------------------------------------------------------------------------------------------------
John G. Weithers (69)          Retired; formerly, Chairman of the Board and Chief Executive Officer,              82
Trustee, 1993-present          Chicago Stock Exchange. Directorships: Federal Life Insurance Company;
                               Chairman of the Members of the Corporation and Trustee, DePaul
                               University; formerly, International Federation of Stock Exchanges;
                               Records Management Systems.
-------------------------------------------------------------------------------------------------------------------------------

Interested Trustees^2 and Officers

Name, Age, Position(s) Held                                                                             Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                          Scudder Fund Complex
Time Served^1                  Other Directorships Held                                                 Overseen
------------------------------------------------------------------------------------------------------------------------------

Richard T. Hale^2,^3 (58)      Managing Director, Deutsche Investment Management Americas Inc. (2003             200
Chairman and Trustee,          to present); Managing Director, Deutsche Bank Securities Inc. (formerly
2002-present, and President,   Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to
2003-present                   present); Director and President, Investment Company Capital Corp.
                               (registered investment advisor) (1996 to present); Director, Deutsche
                               Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present),
                               North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003);
                               Director/Officer Deutsche/Scudder Mutual Funds (various dates);
                               President, Montgomery Street Income Securities, Inc. (2002 to present)
                               (registered investment companies); Vice President, Deutsche Asset
                               Management, Inc. (2000 to present); formerly, Director, ISI Family of
                               Funds (registered investment companies; 4 funds overseen) (1992-1999).
------------------------------------------------------------------------------------------------------------------------------
Philip J. Collora (57)         Director, Deutsche Asset Management.                                              n/a
Vice President and Assistant
Secretary, 1986-present
------------------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch^3 (49)        Managing Director, Deutsche Asset Management (2002-present) and                   n/a
Vice President and Assistant   Director, Deutsche Global Funds Ltd. (2002-present); formerly,
Secretary, 2002-present        Director, Deutsche Asset Management (1999-2002); Principal, BT Alex.
                               Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Assistant General Counsel, United States Securities and Exchange
                               Commission (1993-1998).
------------------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^4 (39)          Vice President, Deutsche Asset Management (2000-present); formerly,               n/a
Vice President, 2002-present   Director, John Hancock Signature Services (1992-2000); Senior Manager,
                               Prudential Mutual Fund Services (1987-1992).

------------------------------------------------------------------------------------------------------------------------------


                                       30

Name, Age, Position(s) Held                                                                             Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                          Scudder Fund Complex
Time Served^1                  Other Directorships Held                                                 Overseen
------------------------------------------------------------------------------------------------------------------------------

Charles A. Rizzo^4 (45)        Director, Deutsche Asset Management (April 2000 to present); formerly,            n/a
Treasurer, 2002-present        Vice President and Department Head, BT Alex. Brown Incorporated (now
                               Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers &
                               Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).
------------------------------------------------------------------------------------------------------------------------------
John Millette^4 (40)           Director, Deutsche Asset Management.                                              n/a
Secretary, 2001-present
------------------------------------------------------------------------------------------------------------------------------
Caroline Pearson^4 (41)        Managing Director, Deutsche Asset Management.                                     n/a
Assistant Secretary,
1998-present
------------------------------------------------------------------------------------------------------------------------------
Stephen H. Boyd^5 (32)         Vice President, Deutsche Asset Management (1998 to present); prior                n/a
Vice President, 2002-present   thereto, analyst for Union Bank of Switzerland and municipal research analyst for ABN AMRO Securities.
------------------------------------------------------------------------------------------------------------------------------
Gary R. Pollack^5 (50)         Director, Deutsche Asset Management.                                              n/a
Vice President, 2002-
present
------------------------------------------------------------------------------------------------------------------------------
Darlene Rasel^5 (51)           Managing Director, Deutsche Asset Management.                                     n/a
Vice President, 2002-
present
------------------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo      Director, Deutsche Asset Management.                                              n/a
(46)^4
Assistant Treasurer,
2003-present

------------------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone (37)^4      Director, Deutsche Asset Management.                                              n/a
Assistant Treasurer,
2003-present
------------------------------------------------------------------------------------------------------------------------------

Lucinda Stebbins (57)^4         Director, Deutsche Asset Management.                                              n/a
Assistant Treasurer,
2003-present
------------------------------------------------------------------------------------------------------------------------------


^1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the Trust, managed by the Advisor. For the Officers of the Trust, length of time served represents the date that each Officer was first elected to serve as an officer of any Trust overseen by the aforementioned common board of trustees.


^2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Portfolios.


^3       Address: One South Street, Baltimore, Maryland

^4       Address: Two International Place, Boston, Massachusetts

^5       Address:  345 Park Avenue, New York, New York

Mr. Freeman, prior to his service as independent trustee of the Trust, served as a board member of certain funds in the Deutsche Bank complex ("DB Funds"). In connection with his resignation and the resignation of certain other board members as trustees of the DB Funds on July 30, 2002 (the "Effective Date"), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. ("DeAM") agreed to recommend, and, if necessary obtain, directors and officers ("D&O") liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

Kenneth Murphy:                Vice President
Caroline Pearson:              Secretary
Philip J. Collora:             Assistant Secretary

Trustees' Responsibilities. The officers of the Trust manage each Portfolio's day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the stockholders of each Portfolio and to provide oversight of the management of each Portfolio. A majority of the Trust's Board members are not affiliated with the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees. The Trust's Board has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Portfolios, confers with the independent auditors regarding the Portfolios' financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and Lewis A. Burnham. The Trust's Audit Committee held 2 meetings during the calendar year 2002.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists of Non-interested Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Portfolios' Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), James R. Edgar and Shirley D. Peterson. The Trust's Nominating and Governance Committee held 4 meetings during the calendar year 2002. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Portfolios.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of each Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chairman) and Richard T. Hale. Alternate members are William
P. Sommers, Donald L. Dunaway and John G. Weithers. The Trust's Valuation Committee held 2 meetings during the calendar year 2002.

Operations Committee: The Operations Committee oversees the operations of the Portfolios, such as reviewing a Portfolio's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chairman), Paul K. Freeman, Fred B. Renwick and John G. Weithers. The Trust's Operations Committee held 4 meetings during the calendar year 2002.

Money Market Oversight Committee: The Money Market Oversight Committee oversees investment activities of the Portfolios, such as investment performance and risk, expenses, services provided under the investment management agreement and portfolio pricing procedures. The members of the Money Market Oversight Committee are Fred B. Renwick (Chairman), John W. Ballantine and James R. Edgar. The Money Market Oversight Committee held 4 meetings during the calendar year 2002.

Trustee Fund Ownership

Under the Trust's Governance Procedures and Guidelines, the Non-interested Trustees have established the expectation that within three years a Non-interested Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Non-interested Trustee's personal investment needs. Each Interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he oversees that best fit his own appropriate investment needs. The following table sets forth each Trustee's share ownership of the Portfolios and all funds overseen by the Trustee as of December 31, 2002.

Money Market Portfolio

                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen by
                                         Dollar Range of Equity Securities in       the Trustees/Directors in the
                                           Cash Account Trust: Money Market      Scudder and Deutsche Bank Families
           Name of Trustees                            Portfolio                              of Funds
           ----------------                            ---------                              --------

John W. Ballantine                                       None                               Over $100,000
Lewis A. Burnham                                         None                               Over $100,000
Donald L. Dunaway*                                   $1 - $10,000                           Over $100,000
James R. Edgar*                                          None                               Over $100,000
Paul K. Freeman                                          None                                   None
Richard T. Hale                                          None                               Over $100,000
Robert B. Hoffman                                        None                               Over $100,000
Shirley D. Peterson                                      None                               Over $100,000
Fred B. Renwick                                          None                               Over $100,000
William P. Sommers                                   $1 - $10,000                           Over $100,000
John G. Weithers                                         None                               Over $100,000

Government Securities Portfolio

                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen or
                                                                                        to be Overseen by the
                                         Dollar Range of Equity Securities in     Trustees/Directors in the Scudder
                                            Cash Account Trust: Government                and Deutsche Bank
           Name of Trustees                      Securities Portfolio                     Families of Funds
           ----------------                      --------------------                     -----------------

John W. Ballantine                                       None                               Over $100,000
Lewis A. Burnham                                         None                               Over $100,000
Donald L. Dunaway*                                       None                               Over $100,000
James R. Edgar*                                          None                               Over $100,000
Paul K. Freeman                                          None                                   None
Richard T. Hale                                          None                               Over $100,000
Robert B. Hoffman                                        None                               Over $100,000
Shirley D. Peterson                                      None                               Over $100,000
Fred B. Renwick                                          None                               Over $100,000
William P. Sommers                                       None                               Over $100,000
John G. Weithers                                         None                               Over $100,000

                                       33

Tax-Exempt Portfolio

                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen or
                                                                                        to be Overseen by the
                                         Dollar Range of Equity Securities in     Trustees/Directors in the Scudder
                                            Cash Account Trust: Tax-Exempt                and Deutsche Bank
           Name of Trustees                            Portfolio                          Families of Funds
           ----------------                            ---------                          -----------------

John W. Ballantine                                       None                               Over $100,000
Lewis A. Burnham                                         None                               Over $100,000
Donald L. Dunaway*                                       None                               Over $100,000
James R. Edgar*                                          None                               Over $100,000
Paul K. Freeman                                          None                                   None
Richard T. Hale                                          None                               Over $100,000
Robert B. Hoffman                                        None                               Over $100,000
Shirley D. Peterson                                      None                               Over $100,000
Fred B. Renwick                                          None                               Over $100,000
William P. Sommers                                       None                               Over $100,000
John G. Weithers                                         None                               Over $100,000

* The dollar range of shares shown includes share equivalents of Scudder funds in which Governor Edgar and Mr. Dunaway are deemed to be invested pursuant to the Trust's Deferred Compensation Plan as more fully described above under "Remuneration."

To the best of the Trust's knowledge, as of July 1, 2003, no person owned beneficially more than 5% of a class of a Portfolio's outstanding shares.

Remuneration. Each Non-interested Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor. The Advisor supervises the Portfolios' investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Portfolios and receives a management fee for its services.

The Board of Trustees of the Trust established a deferred compensation plan for the Non-interested Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Non-interested Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Trust, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Mr. Dunaway and Governor Edgar have elected to defer at least a portion of their fees. Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolios, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolio. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from the fund complex during the most recent calendar year.

                                                                                       Pension or
                                                                                       Retirement
                                                                                        Benefits     Total Compensation Paid
                          Compensation from    Compensation from     Compensation      Accrued as        to Trustees from
                             Money Market          Government       from Tax-Exempt   Part of Fund        Scudder Fund
Name of Trustee               Portfolio       Securities Portfolio     Portfolio        Expenses          Complex(4)(5)
---------------               ---------                  ---------     ---------        --------          -------

John W. Ballantine               $11,162               $5,504            $4,513          $0               $225,470
Lewis A. Burnham                  $9,405               $4,794            $3,889          $0               $196,060
Donald L. Dunaway(1)             $11,860               $5,748            $4,571          $0               $225,370
James R. Edgar(2)                 $8,160               $4,560            $3,690          $0               $183,770
Paul K. Freeman*                  $7,273               $2,933            $2,428          $0               $124,198

                                       34

                                                                                       Pension or
                                                                                       Retirement
                                                                                        Benefits     Total Compensation Paid
                          Compensation from    Compensation from     Compensation      Accrued as        to Trustees from
                             Money Market          Government       from Tax-Exempt   Part of Fund        Scudder Fund
Name of Trustee               Portfolio       Securities Portfolio     Portfolio        Expenses          Complex(4)(5)
---------------               ---------                  ---------     ---------        --------          -------

Robert B. Hoffman                 $9,336               $4,615            $3,747          $0               $187,210
Shirley D. Peterson(3)            $9,765               $4,913            $3,985          $0               $206,010
Fred B. Renwick                   $9,909               $4,987            $4,079          $0               $199,280
William P. Sommers               $10,068               $4,879            $3,960          $0               $196,110
John G. Weithers                 $10,301               $5,148            $4,208          $0               $211,230

*        Newly elected Trustee of the Trust effective May 15, 2002.

(1) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolios to Mr. Dunaway are $9,699.

(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolios to Governor Edgar are $21,518.

(3) Includes $19,020 in annual retainer fees in Ms. Peterson's role as Lead Trustee.


(4) For each Trustee (except for Mr. Freeman) total compensation includes compensation for service on the boards of 33 trusts/corporations comprised of 85 funds/portfolios. For Mr. Freeman, the total includes compensation for service, for partial periods, on the boards of 34 trusts/corporations comprised of 97 funds/portfolios. Each Trustee, including Mr. Freeman, currently serves on the boards of 33 DeAM trusts/corporations comprised of 82 funds/portfolios.





(5) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of the Chicago board in connection with the sale of the Advisor to Deutsche Bank. Such amounts totaled $36,190 for Messrs. Ballantine and Dunaway, $25,850 for Mr. Burnham, $24,070 for Governor Edgar, $10,170 for Mr. Freeman, $20,680 for Messrs. Hoffman and Sommers, $34,070 for Ms. Peterson, $25,680 for Mr. Renwick and $30,850 for Mr. Weithers.


As of June 30, 2003, all Trustees and Officers of the Trust as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of each Portfolio.

To the best of the Trust's knowledge, as of June 30, 2003, no person owned beneficially more than 5% of any class of each Portfolio's outstanding shares (except as noted below).

As of June 30, 2003, 1,540,043,045.650 shares in the aggregate, or 94.40% of the outstanding shares of Cash Account Trust, Government Securities Portfolio, Premier Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 43,245.020 shares in the aggregate, or 5.45% of the outstanding shares of Cash Account Trust, Government Securities Portfolio, Service Shares were held in the name of Don A. Periman, 285 Winter Ridge Blvd., Winter Haven, FL 33881-5819.

As of June 30, 2003, 182,028.040 shares in the aggregate, or 22.93% of the outstanding shares of Cash Account Trust, Government Securities Portfolio, Service Shares were held in the name of St. Joseph's School, Special Account, 535 Avenue M NW, Winter Haven, FL 33881-2343.

As of June 30, 2003, 134,191.840 shares in the aggregate, or 16.91% of the outstanding shares of Cash Account Trust, Government Securities Portfolio, Service Shares were held in the name of Radke Family Trust, Agreement Dated 06/08/2000, Jan R. Radke and/or Judith H. Radke TTEES, 13241 Luckett Ct., San Diego, CA 92130-3225.

As of June 30, 2003, 8,018,104.530 shares in the aggregate, or 7.18% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of Foster & Sears LLP, Owens, PO Box 150008, Arlington, TX 76015-6008.

As of June 30, 2003, 25,000,000.000 shares in the aggregate, or 22.37% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of Bear Stearns Securities Corp., FBO:
001-04111-14, 1 Metrotech Ctr. N., Brooklyn, NY 11201-3870.

As of June 30, 2003, 24,083,033.330 shares in the aggregate, or 21.55% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of UBS Financial Services Inc., Opsware Inc., Attn: Ken Tinsley, 599 N. Mathilda Ave., Sunnyvale, CA 94085-3505.

As of June 30, 2003, 7,861,780.220 shares in the aggregate, or 7.04% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of Foster & Sears LLP, Fibreboard, PO Box 150008, Arlington, TX 76015-6008.

As of June 30, 2003, 33,239,371.620 shares in the aggregate, or 29.75% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 2,676,853,898.839 shares in the aggregate, or 89.01 % of the outstanding shares of Cash Account Trust, Money Market Portfolio, Premier Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 98,821.710 shares in the aggregate, or 7.03% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of Guarantee & Trust Co. TTEE FBO, Richard G. Cole IRA, 7240 Misty Morning SE, Caledonia, MI 49316-9045.

As of June 30, 2003, 252,280.030 shares in the aggregate, or 17.95% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of Citation Financial Group, 1 New York Plaza, New York, NY 10004-1901.

As of June 30, 2003, 236,905.030 shares in the aggregate, or 16.85% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of David N. Johnson, 6503 Park Lake Rd., East Lansing, MI 48823-9746.

As of June 30, 2003, 98,112,543.140 shares in the aggregate, or 81.45% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Premium Reserve Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 52,684,899.050 shares in the aggregate, or 16.06% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Institutional Shares were held in the name of State Street Kansas City, Anchorboard & Co., Attn: Greg Niland, 801 Pennsylvania Ave., Kansas City, MO 64105-1307.

As of June 30, 2003, 256,876,434.650 shares in the aggregate, or 78.29% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Institutional Shares were held in the name of Bowen David & Co., PO Box 1647, Boston, MA 02105-1647.

As of June 30, 2003, 45,261,341.400 shares in the aggregate, or 16.59% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Hare & Co., Attn: Paul Rassmussen, Special Processing Dept., 1 Wall St., New York, NY 10005-2500.

As of June 30, 2003, 108,035,943.780 shares in the aggregate, or 39.60% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Turtle & Co. CC, 1200 Crown Colony Dr., Quincy, MA 02169-0938.

As of June 30, 2003, 75,342,007.170 shares in the aggregate, or 27.61% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Saturn & Co., Attn: Sam Deeb, 200 Clarendon St., Boston, MA 02116-5021.

As of June 30, 2003, 28,938,351.830 shares in the aggregate, or 10.61% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Bankers Trust, Private Bank Sweep A/C, MS NYC 03-2202, 280 Park Ave., New York, NY 10017-1216.

As of June 30, 2003, 93,121,632.830 shares in the aggregate, or 45.36 % of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Premier Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 136,911.200 shares in the aggregate, or 32.52% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of Nancy Johnson, 1 New York Plaza, New York, NY 10004-1901.

As of June 30, 2003, 124,201.040 shares in the aggregate, or 29.50% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of John Starkouich & Johanna Starkouich TTEE, Starkouich Family Liv. Tr., PO Box 3149, Federal Way, WA 98063-3149.

As of June 30, 2003, 58,837.930 shares in the aggregate, or 13.98% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of Richard C. Robinson &, 1 New York Plaza, New York, NY 10004-1901.

As of June 30, 2003, 44,854.610 shares in the aggregate, or 10.65% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of Judith K. Ciszek, John E. Ciszek JTTEN, RR 1 Box 312A, Ligonier, PA 15658-9758.

                                SPECIAL FEATURES

Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Scudder Mutual Funds may be exchanged for each other at their relative net asset values: Scudder Technology Fund, Scudder Total Return Fund, Scudder Growth Fund, Scudder Dynamic Growth Fund, Scudder Strategic Income Fund, Scudder High Yield Series, Scudder US Government Securities Fund, Scudder State Tax-Free Income Series, Scudder Blue Chip Fund, Scudder Target Fund (series are subject to a limited offering period), Scudder Cash Reserves Fund, Scudder Value Series, Inc., Scudder Focus Value Plus Growth Fund, Scudder New Europe Fund, Inc., Scudder Aggressive Growth Fund, Scudder International Fund, Scudder-Dreman Financial Services Fund, Scudder Equity Trust and Scudder Investors Trust ("Scudder Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Scudder Fund in excess of $1,000,000 (except

Scudder Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Scudder fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Scudder Target Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the Underwriter with respect to such Funds.
Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Principal Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Automatic Withdrawal Program. An owner of $5,000 or more of a Portfolio's Service Shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by a Portfolio and may be terminated at any time by the shareholder or a Portfolio. Firms provide varying arrangements for their clients to redeem shares of a Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish your account in any of the following types of retirement plans:

o Individual Retirement Accounts (IRAs) trusteed by State Street Bank ("State Street"). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

o 403(b) Custodial Accounts also trusteed by State Street. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by State Street describe the current fees payable to State Street for its services as trustee. Investors should consult with their own tax advisors before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact Scudder Investments Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

                               TRUST ORGANIZATION

The Trust is an open-end, management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into three series: Money Market
Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio. Money Market Portfolio is currently divided into four classes of shares: Premium Reserve Shares, Premier Money Market Shares, Institutional Shares and Service Shares. Government Securities Portfolio is divided into two classes of shares:
Premier Money Market Shares and Services Shares. Tax-Exempt Portfolio is divided into four classes of shares: Managed Shares, Institutional Shares, Premier Money Market Shares and Services Shares.

The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolios' prospectus. Each share has equal rights with each other share of the same class of the Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust, as amended ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination or reorganization of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Subject to the Declaration of Trust, shareholders may remove trustees. Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.


The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the

Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.


Proxy Voting Guidelines. It is possible that certain provisions of the following proxy voting guidelines are not applicable to each Portfolio. Each Portfolio has delegated proxy voting responsibilities to the Advisor, subject to the Board's general oversight. Each Portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with each Portfolio's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), a Proxy Voting Desktop Manual ("Manual"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Portfolio, and the interests of the Advisor and its affiliates, including the Portfolio's principal underwriter. The Manual sets forth the procedures that the Advisor has implemented to vote proxies, including monitoring for corporate events, communicating with each Portfolio's custodian regarding proxies, considering the merits of each proposal, and executing and recording the proxy vote. The Guidelines set forth the Advisor's general position on various proposals, such as:


o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Portfolio's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the board, or of a majority of the board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment Advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.


Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.


                              FINANCIAL STATEMENTS

The financial statements, including the portfolio of investments, for each Portfolio, together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of each Portfolio dated April 30, 2003, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                             ADDITIONAL INFORMATION

The CUSIP number of CAT Money Market Portfolio's Service shares is 147539-845.

The CUSIP number of CAT Government Securities Portfolio's Service shares is 147539-837.

The CUSIP number of CAT Tax-Exempt Portfolio's Service shares is 147539-829.

Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio each have a fiscal year of April 30.

The Portfolios' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which a Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to a Portfolio and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                       APPENDIX -- RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

           STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

                        DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                               CASH ACCOUNT TRUST

                              Tax-Exempt Portfolio



                  Scudder Tax-Exempt Cash Institutional Shares

                     Scudder Tax-Exempt Cash Managed Shares
















                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2003

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses for the Scudder Tax-Exempt Cash Institutional and Scudder Tax-Exempt Cash Managed Shares of the Portfolio, each dated August 1, 2003, as amended from time to time, copies of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-537-3177, or from the firm from which this Statement of Additional Information was obtained.

The Annual Report of the Portfolio, dated April 30, 2003, which accompanies this Statement of Additional Information may also be obtained free of charge by calling 1-800-537-3177. The Annual Report is incorporated by reference into and is hereby deemed to be a part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectuses.

                                TABLE OF CONTENTS

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INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT POLICIES AND TECHNIQUES............................................2

MANAGEMENT OF THE PORTFOLIO..................................................12

PORTFOLIO SERVICE PROVIDERS..................................................16
   Underwriter...............................................................16
   Independent Auditors and Reports to Shareholders..........................17
   Legal Counsel.............................................................17
   Fund Accounting Agent.....................................................17
   Administrator.............................................................18
   Custodian, Transfer Agent And Shareholder Service Agent...................18
   Brokerage Commissions.....................................................18

PERFORMANCE..................................................................18

PURCHASE AND REDEMPTION OF SHARES............................................22

DIVIDENDS....................................................................25

NET ASSET VALUE..............................................................26

TAXES........................................................................26

OFFICERS AND TRUSTEES........................................................28

SPECIAL FEATURES.............................................................35

TRUST ORGANIZATION...........................................................37

FINANCIAL STATEMENTS.........................................................38

ADDITIONAL INFORMATION.......................................................38

APPENDIX-- RATINGS OF INVESTMENTS............................................39

This Statement of Additional Information contains information about the Scudder Tax-Exempt Cash Institutional Shares ("Institutional Shares") and Tax-Exempt Cash Managed Shares ("Managed Shares") (collectively the "Shares") of Tax-Exempt Portfolio (the "Portfolio") offered by Cash Account Trust (the "Trust").

                             INVESTMENT RESTRICTIONS


The Trust has adopted for the Portfolio certain investment restrictions which, together with the investment objectives and policies of the Portfolio (except for policies designated as nonfundamental) may not be changed for the Portfolio without the approval of a majority of its outstanding voting securities which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of a Portfolio present at such meeting, if holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.


The Trust is an open-end diversified management investment company.

The Portfolio may not:

(1) Purchase securities if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state. Municipal Securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase municipal securities subject to standby commitments in accordance with its investment objective and policies.

(7) Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

(10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in municipal securities of issuers which invest in or sponsor such programs or leases.

(11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12)      Issue senior securities as defined in the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Portfolio may invest more than 25% of its total assets in industrial development bonds.

The  Portfolio,   as  a  nonfundamental  policy  that  may  be  changed  without shareholder vote, may not:

(i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

The Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio's net assets valued at the time of the transaction would be invested in such securities.

                       INVESTMENT POLICIES AND TECHNIQUES

The Portfolio described in this Statement of Additional Information seeks to provide maximum current income consistent with stability of capital. The Portfolio is managed to maintain a net asset value of $1.00 per share.

The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. The Trust is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors' money to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers three investment Portfolios: the Money Market Portfolio Shares, the Government Securities Portfolio and the Tax-Exempt Portfolio. The Tax-Exempt Portfolio currently offers four classes of shares: the Service Shares, the Premier Money Market Shares, the Tax-Exempt Cash Managed Shares, and the Scudder Tax-Exempt Cash Institutional Shares. Institutional and Managed Shares are described herein. The Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal circumstances, at least 80% of the Portfolio's net assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the
District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax and alternative minimum tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider certain "private activity" bonds (i.e., those subject to AMT) to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become nonfundamental.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's Advisor revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's Advisor to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment manager. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

Investment Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio's performance.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. The Portfolio may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although the

Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

The Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the US Government, (ii) at no time will the Portfolio hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Portfolio's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Portfolio's limitation on investments in illiquid securities.

Certificates of Participation. The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

Illiquid Securities and Restricted Securities. The Portfolio may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold
(i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The Portfolio's Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Portfolio may be required to bear all or part of the registration expenses. The Portfolio may be deemed to be an "underwriter" for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, the Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Portfolio may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

The Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Portfolio's decision to sell a restricted or illiquid security and the point at which the Portfolio is permitted or able to sell such security, the Portfolio might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Portfolio.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of the Portfolio's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Interfund Borrowing and Lending Program. The Trust, on behalf of the Portfolio, has received exemptive relief from the SEC which permits the Portfolio to participate in an interfund borrowing and lending program among certain investment companies advised by the Advisor. The interfund borrowing and lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, the Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio, as a matter of nonfundamental policy, may not borrow except in accordance with its fundamental and nonfundamental policies.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the Portfolio may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, the Portfolio effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of its responsibilities under that rule, the Portfolio's Board of Trustees has approved policies established by the Portfolio's Advisor reasonably calculated to prevent the Portfolio's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Portfolio's Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the investment portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by the Portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." The Portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. The Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Portfolio may not make more than one such investment at any time during such period. The Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Portfolio. Further, the Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Portfolio.

The assets of the Portfolio consist entirely of cash items and investments having an effective maturity date of 12 months or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the underlying obligation). The term "Government securities," as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. The Portfolio will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Portfolio will vary according to management's appraisal of money market conditions. The Portfolio will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

The Portfolio may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of the Portfolio. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. The Portfolio has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Portfolio's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to the Portfolio, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from the Portfolio in connection with the arrangement. The Portfolio will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for the Portfolio.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the Portfolio's original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Portfolio's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by the Portfolio may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio.

The Portfolio may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide the Portfolio with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the Portfolio with the right to demand payment, on not more than seven days' notice, of all or any part of such the Portfolio's participation interest in the underlying municipal lease obligation, plus accrued interest.


Municipal Securities. Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Portfolio are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. The Portfolio may invest in short-term "private activity" bonds. Municipal securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.


Municipal Securities which the Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the US Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of US Government securities acceptable to the Portfolio's Advisor; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P, or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's Advisor. See "Appendix" for a more detailed discussion of the Moody's and S&P ratings outlined above. In addition, the Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act. See "Net Asset Value."

Dividends representing net interest income received by the Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. The Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in 12 months or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

From  time  to  time,  as a  defensive  measure  or when  acceptable  short-term
Municipal Securities are not available, the Portfolio may invest in taxable "temporary investments" that include: obligations of the US Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P, commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities (limited under normal circumstances to 20% of the Portfolio's total assets), it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes.

Repurchase Agreements. The Portfolio may invest in repurchase agreements, which are instruments under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.

A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) "acquires a security (Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by that fund or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, the Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Portfolio's Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the Portfolio on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. The Portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Portfolio and affect its share price.

Stand-by Commitments. A stand-by commitment is a right acquired by the Portfolio, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Portfolio's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by the Portfolio of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by  commitments acquired by the Portfolio may have the following features:
(1) they will be in writing and will be physically held by the Portfolio's custodian; (2) the Portfolio's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Portfolio's acquisition cost (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

The Portfolio expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where the Portfolio has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Portfolio intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.


Third Party Puts. The Portfolio may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Portfolio at specified intervals not exceeding 12 months to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Portfolio receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Portfolio will be that of holding such a long-term bond and the weighted average maturity of the Portfolio's investments and the Portfolio's liquidity would be adversely affected.


These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by the Portfolio, the Portfolio intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the portfolio in a manner designed to minimize any adverse impact from these investments.

US   Government   Securities.   There   are   two   broad   categories   of   US
Government-related debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include "zero coupon" securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of the Portfolio's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain
Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Portfolio and may even result in losses to the Portfolio if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Portfolio's average maturity. As a result, the Portfolio's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. The Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

                           MANAGEMENT OF THE PORTFOLIO

Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for the Portfolio, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Portfolio. Under the supervision of the Board of Trustees of the Portfolio, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Portfolio's investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds, DeIM provides a full range of investment advisory services to institutional and retail clients. The Portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM is one of the most experienced investment counsel firms in the US It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the US investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder

Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments) was acquired by Deutsche Bank AG.

The Advisor manages the Portfolio's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.

Pursuant to an investment management agreement with the Portfolio, the Advisor acts as the Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.


Today, the Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open-and closed-end SEC registered funds.


The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which the Portfolio may invest, the conclusions and investment decisions of the Advisor with respect to the Portfolio are based primarily on the analyses of its own research department.

In certain cases, the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for the Portfolio and also for other clients advised by the Advisor. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Portfolio. Purchase and sale orders for the Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Portfolio.


The present investment management agreement (the "Agreement") was approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreement continued in effect until September 30, 2002 and continues from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Portfolio.


The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of its assignment.

Under the Agreement, the Advisor regularly provides the Portfolio with continuing investment management for the Portfolio's portfolio consistent with the Portfolio's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Portfolio's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the "Code") and to the Portfolio's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Portfolio.

Under the Portfolio's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for the Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Trust (such as the Trust' s transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Trust's federal, state and local tax returns; preparing and filing the Trust's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Trust under applicable federal and state securities laws; maintaining the Trust's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Trust; assisting in the resolution of accounting and legal issues; establishing and monitoring the Trust's operating budget;
processing the payment of the Trust's bills; assisting the Trust in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Trust in the conduct of its business, subject to the direction and control of the Trustees.

Under its Agreement the Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. The Portfolio is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolio with respect thereto.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

The Portfolio, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

For the services and facilities furnished to the Portfolio, the Portfolio pays a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of the Trust, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of the Trust over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios of the Trust subject to the Agreement and allocated among all of the Portfolios of the Trust based upon the relative net assets of each Portfolio. For the fiscal years ended April 30, 2003, 2002 and 2001 the Tax-Exempt Portfolio paid the Advisor fees of $1,374,206, $1,565,293 and $1,504,605, respectively. From time to time the Advisor may voluntarily waive a portion of its fee.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Portfolio's expense.

Board Considerations of Annual Renewal of Investment Management Agreement. The Board of Trustees approved the renewal of the Portfolio's advisory contract on September 26, 2002. As part of the annual contract review process, commencing in July, the Board, as a whole, the Non-interested Trustees, separately, and the Portfolio's Oversight Committee met on several occasions to consider the renewal of the Portfolio's investment management agreement. The Oversight Committees initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committees presented their findings and recommendations to the Non-interested Trustees as a group. The Non-interested Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. At a meeting on September 26, 2002, the Board concluded that the terms of the investment management agreement for the Portfolio is fair and reasonable and the continuance of the agreement is in the best interest of the Portfolio.

In connection with their meetings, the Oversight Committees and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor under the investment management agreement; (ii) the management fee, expense ratio and asset size of the Portfolio relative to peer groups; (iii) the level of the Advisor's profits with respect to the management of the Portfolio, including the methodology used to allocate costs among funds advised by the Advisor; (iv) the short-term and long-term performance of the Portfolio relative to appropriate peer groups and one or a combination of market indices; (v) fall-out benefits to the Advisor from its relationship to the Portfolio, including revenues derived from services provided to the Portfolio by affiliates of the Advisor; and (vi) the incidental benefits to the Advisor, the Portfolio and its shareholders.

Investment Performance. The Board reviewed the Portfolio's investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board has requested the Advisor to identify Scudder funds whose performance rank in the lowest quartile of their peer group ("Focus Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

Fees and Expenses. The Board considered the Portfolio's management fee rate, expense ratio and asset size relative to an appropriate peer group of funds, including information about the expense limitation commitments from the Advisor.

Profitability. The Board considered the level of the Advisor's profits with respect to the management of the Portfolio, including a review of the Advisor's methodology in allocating its costs to the management of the Portfolio. The Board considered the profits realized by the Advisor in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. The Board also considered the Advisor's profit margins in comparison with available industry data.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Portfolio and whether the Portfolio has appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Portfolio.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates.

Code of Ethics

The Trust, the Advisor and principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trust, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trust. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                           PORTFOLIO SERVICE PROVIDERS

Underwriter

Pursuant  to  an  underwriting   and   distribution   services   agreement  (the
"Distribution Agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The distribution agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through a Portfolio.

As principal underwriter for the Trust, SDI acts as agent of the Trust in the continuous sale of its shares of the Portfolio. SDI pays all its expenses under the distribution agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. SDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell Shares of the Portfolio.

The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by SDI upon 60 days' written notice. Termination of the Distribution Agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act.

Administrative services are provided to the Managed Shares of the Portfolio under a shareholder services agreement ("Administration Agreement") with SDI. SDI bears all its expenses of providing services pursuant to the Administration Agreement between SDI and the Portfolio, including the payment of service fees. Currently, Managed Shares of the Portfolio pay SDI an administrative service fee, payable monthly, at an annual rate of 0.16% of average daily net assets of the Portfolio. This rate may be increased up to 0.25% by the Board. During the fiscal year ended April 30, 2003, the Managed Shares paid administrative service fees of $437,648. During the fiscal year ended April 30, 2002, the Managed Shares paid administrative service fees of $232,607. During the fiscal year ended April 30, 2002, for Managed Shares, SDI (or the Advisor as predecessor to
SDI) paid $194,792 as service fees to firms. During the fiscal year ended April 30, 2001, the Managed Shares paid administrative service fees of $417,362. Effective July 27, 2001, the Managed Shares of the Tax-Exempt Portfolio accrue the administrative service fee under a separate Rule 12b-1 Plan as described below.

SDI has entered into related administration services and selling group agreements ("Services Agreements") with various banks, broker-dealers and other service or administrative firms to provide cash distribution, management and other services for the Portfolio's shareholders. Such services and assistance may include, but may not be limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding the Portfolio, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. Currently, SDI normally pays such firms for services at a maximum annual rate of 0.15% of average daily net assets of those accounts in the Managed Shares that they maintain and service. SDI in its discretion may pay certain firms additional amounts for Managed Shares or for Cash Institutional Shares. Firms to which service fees may be paid may include affiliates of SDI. SDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Managed Shares of the Portfolio.

The Portfolio has adopted for the Managed Shares Class a separate Rule 12b-1 Plan (the "Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. As noted above, the Managed Shares pay an administrative services fee to SDI as a percentage of average daily net assets for services provided for the benefit of the Portfolio and the shareholders. The Plan authorizes the payment of up to 0.25% for the Managed Shares. The Plan continues for additional one-year periods so long as such continuance is approved by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The vote must take place at a meeting of the Board held in person and called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee to be paid by the Managed Shares of the Portfolio without approval by a majority of the outstanding voting securities of the Managed Shares of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Plan. The Plan may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Managed Shares of the Portfolio. Each class of the Portfolios of the Trust will vote separately with respect to the Plans.


During the fiscal year ended April 30, 2003, Managed Shares of the Portfolio paid distribution services fees of $403,318. During the fiscal year ended April 30, 2003, for Managed Shares of the Portfolio, SDI (or the Advisor as predecessor to SDI) paid $167,128 as service fees to firms.


During the fiscal year ended April 30, 2002, Managed Shares of the Portfolio paid distribution services fees of $69,569, of which $23,648 was unpaid as of April 30, 2002. During the fiscal year ended April 30, 2001, the Managed Shares Tax-Exempt Portfolio paid distribution services fees of $2,743,546.

Independent Auditors and Reports to Shareholders

The financial highlights of the Portfolio included in the Portfolio's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, independent auditors, given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolio and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Portfolio and the Independent Trustees.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Portfolio and maintaining Portfolio and general accounting records. Currently, SFAC receives no fee for its services to the

Portfolio; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.




Pursuant to an agreement among the Advisor, SFAC and State Street Bank and Trust Company ("SSB") (the "Sub-Accounting and Sub-Administrator Agreement"), SFAC and the Advisor have delegated certain fund accounting functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the Portfolios.

Administrator

Pursuant to a sub-administrator agreement between the Advisor and SSB, the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolios.


Custodian, Transfer Agent And Shareholder Service Agent

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, (the "Custodian"), as custodian, has custody of all securities and cash of the Trust. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio. State Street also acts as Transfer Agent for the Portfolio. Pursuant to a services agreement with State Street, Scudder Investments Service Company ("SISC") 811 Main Street, Kansas City, MO 64105-2005; an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives, as transfer agent, and pays to SISC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement.

During the fiscal year ended April 30, 2003, State Street remitted shareholder service fees in the amount of $957 for Institutional Shares and $279,191 for Managed Shares, respectively, to SISC as Shareholder Service Agent with respect to service provided to the Portfolio. During the fiscal year ended April 30, 2002, State Street remitted shareholder service fees in the amount of $26,977 for Institutional Shares and $192,295 for Managed Shares to SISC as Shareholder Service Agent with respect to service provided to the Portfolio. During the fiscal year ended April 30, 2001, State Street remitted shareholder service fees in the amount of $1,341,251 to SISC as Shareholder Service Agent with respect to service provided to the Portfolio.

Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Portfolio for such purchases.

During the last three fiscal years the Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                                   PERFORMANCE

From time to time, the Trust may advertise several types of performance information for the Portfolio, including "yield," "effective yield" and "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of the Portfolio. The yield of the Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

The performance of the Portfolio may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper, Inc. The Portfolio's performance and its relative size may be compared to other money market mutual funds as reported by IBC Financial Data, Inc., a reporting service on money market funds.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. The Portfolio may depict the historical performance of the securities in which the Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

The Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended April 30, 2003, the Tax-Exempt Portfolio's Institutional Shares seven-day yield was 1.14%, and the Managed Shares seven-day yield was 0.78%.


The Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. The Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended April 30, 2003, the Tax-Exempt Portfolio's Institutional Shares' seven-day effective yield was 1.15%, and the Managed Shares' seven-day effective yield was 0.79%.


The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. Based upon an assumed marginal Federal income tax rate of 37.1% and the Tax-Exempt Portfolio's yield computed as described above for the seven-day period ended April 30, 2003, the Tax-Exempt Portfolio's tax equivalent yield for the period was 1.75% for Institutional Shares and 1.20% for Managed Shares. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

The Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

Investors also may want to compare the Portfolio's performance to that of US Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of US Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the US Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so

Tax-Exempt versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 2002 tax rate schedules.

FEDERAL

Tax Equivalent Yields
Scudder 2003
       Taxable         Effective    Effective     Federal Tax        Taxable        Effective    Effective    Federal Tax
    Income Single      State Rate  Federal Rate      Bracket       Income Joint    State Rate     Federal        Bracket
    -------------      ----------  ------------      -------       ------------    ----------     -------        -------
    28,401- 68,800          0.00%      25.00%        25.00%      56,801- 114,650      0.00%       25.00%         25.00%
   68,801- 143,500          0.00%      28.00%        28.00%      114,651- 174,700     0.00%       28.00%         28.00%
   143,501- 311,950         0.00%      33.00%        33.00%      174,701- 311,950     0.00%       33.00%         33.00%
     over 311,950           0.00%      35.00%        35.00%        over 311,950       0.00%       35.00%         35.00%



                   If your combined federal and state effective tax rate in 2003 is:
                       10.00%     15.00%     25.00%      28.00%     33.00%     35.00%      25.00%     28.00%      33.00%      35.00%
To match these
tax-free yields:             Your taxable investment would have to earn the following yield:

          2.00%         2.22%      2.35%      2.67%       2.78%      2.99%      3.08%       2.67%      2.78%       2.99%       3.08%
          3.00%         3.33%      3.53%      4.00%       4.17%      4.48%      4.62%       4.00%      4.17%       4.48%       4.62%
          4.00%         4.44%      4.71%      5.33%       5.56%      5.97%      6.15%       5.33%      5.56%       5.97%       6.15%
          5.00%         5.56%      5.88%      6.67%       6.94%      7.46%      7.69%       6.67%      6.94%       7.46%       7.69%
          6.00%         6.67%      7.06%      8.00%       8.33%      8.96%      9.23%       8.00%      8.33%       8.96%       9.23%
          7.00%         7.78%      8.24%      9.33%       9.72%     10.45%     10.77%       9.33%      9.72%      10.45%      10.77%
          8.00%         8.89%      9.41%     10.67%      11.11%     11.94%     12.31%      10.67%     11.11%      11.94%      12.31%
          9.00%        10.00%     10.59%     12.00%      12.50%     13.43%     13.85%      12.00%     12.50%      13.43%      13.85%


Please note:

1) This chart does not take into consideration any local or city tax rates.

2) The effective state and federal tax rates are calculated using the highest marginal tax rate within the applicable tax bracket.

3) The combined effective tax rate reflects a deduction for state income taxes on the federal return.

4) Taxable income amounts represent taxable income as defined in the Internal Revenue Code.

                        PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of the Portfolio are sold at net asset value next determined after an order and payment are received in the form described in the prospectus. Investors must indicate the class of shares in the Portfolio in which they wish to invest. The Portfolio has established a minimum initial investment for the Managed Shares of $100,000 and $1,000 ($100 for IRAs and $50 for automatic investment plans) for each subsequent investment. The minimal initial investment for the Institutional Shares is $1,000,000. There is no minimum for each subsequent investment for the Institutional Shares. These minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in US Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

The Portfolio seeks to remain as fully invested as possible at all times in order to achieve maximum income. Since the Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Portfolio has adopted procedures for the convenience of its shareholders and to ensure that the Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in US Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Orders for purchase of Managed Shares and Institutional Shares of the Portfolio received by wire transfer in the form of federal funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 12:00 p.m. Eastern Time net asset value determination for the Portfolio.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern Time on the next business day following receipt and such Shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before Shares will be purchased.

If payment is wired in federal funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the Portfolio bank account (CAT Tax-Exempt Portfolio 148 (Institutional Shares) or 248 (Managed Shares): 98-0119-985-4) and further credit to your account number.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed by 12:00 p.m. Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Trust's shareholders.

In addition, the Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.

Although it is the Portfolio's present policy to redeem in cash, the Portfolio may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such redemption would not be liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.

If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

The Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-537-3177. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 12:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-537-3177 or in writing, subject to the limitations on liability. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft (Managed Shares Only). Upon request, shareholders will be provided with drafts to be drawn on the Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $1,000. If the check is less than $1,000 a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of the Portfolio account or in an amount less than $1,000; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Internet Access

World Wide Web Site Scudder maintains a website that is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses. Users can fill out new account forms on-line, order free software, and request literature on funds.

                                    DIVIDENDS

Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the last business day of the month. The Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Scudder Mutual Funds. To use this privilege of investing Portfolio dividends shares in another Scudder Mutual Fund, shareholders must maintain a minimum account value of $100,000 and $1,000,000 for the Managed and Institutional Shares of the Portfolio, respectively, and must maintain a minimum account value of $1,000 in the Portfolio in which dividends are reinvested.

The Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of (a) accrued interest income plus or minus amortized discount or premium, excluding market discount for the Portfolio, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Portfolio are accrued each day. While the Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which State Street acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

                                 NET ASSET VALUE


The net asset value of shares of the Portfolio is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.


As described in the prospectus, the Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Portfolios. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Portfolio.

The Portfolio intends to continue to qualify under the Internal Revenue Code of 1986, as amended (the "Code") as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. The Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the US Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8,1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions.


The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

The Portfolio must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items, US government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisors with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Portfolio, and 50% of Social Security benefits.

The tax exemption of dividends from the Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolio are advised to consult their own tax advisors as to the status of their accounts under state and local tax laws.

The Portfolio is required by federal income tax law to withhold a portion of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisors regarding the 20% withholding requirement.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Portfolio or are "related persons" to such users; such persons should consult their tax advisors before investing in the Portfolio.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes.

However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.


Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.


                              OFFICERS AND TRUSTEES

Cash Account Trust

The following table presents certain information regarding the Trustees and Executive Officers of the Trust. Each Trustee's age as of August 1, 2003 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election or qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust.

Non-Interested Trustees

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------
John W. Ballantine (57)        Retired; formerly, Executive Vice President and Chief Risk              82
Trustee, 1999-present          Management Officer, First Chicago NBD Corporation/The First
                               National Bank of Chicago (1996-1998); Executive Vice
                               President and Head of International Banking (1995-1996).
                               Directorships: Enron Corporation (energy trading firm)
                               (effective May 30, 2002); First Oak Brook Bancshares, Inc.;
                               Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems); American Heathways, Inc. (provider of disease and care management services).
--------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham (70)          Retired; formerly, Director of Management Consulting, McNulty           82
Trustee, 1977-present          & Company (1990-1998); prior thereto, Executive Vice
                               President, Anchor Glass Container Corporation.
--------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway (66)         Retired; formerly, Executive Vice President, A.O. Smith                 82
Trustee, 1980-present          Corporation (diversified manufacturer) (1963-1994).
--------------------------------------------------------------------------------------------------------------------
James R. Edgar (57)            Distinguished Fellow, University of Illinois, Institute of              82
Trustee, 1999-present          Government and Public Affairs (1999-present); formerly,
                               Governor, State of Illinois (1991-1999). Directorships:
                               Kemper Insurance Companies; John B. Sanfilippo & Son, Inc.
                               (processor/packager/marketer of nuts, snacks and candy
                               products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures,
                               distributes and markets health and beauty-care products).
--------------------------------------------------------------------------------------------------------------------
Paul K. Freeman (53)           President, Cook Street Holdings (consulting); Adjunct                   82
Trustee, 2002-present          Professor, University of Denver; Consultant, World
                               Bank/Inter-American Development Bank; formerly, Project
                               Leader, International Institute for Applied Systems Analysis
                               (1998-2001); Chief Executive Officer, The Eric Group, Inc.
                               (environmental insurance) (1986-1998).
--------------------------------------------------------------------------------------------------------------------



                                       28

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman (66)         Retired; formerly, Chairman, Harnischfeger Industries, Inc.             82
Trustee, 1981-present          (machinery for the mining and paper industries) (1999-2000);
                               prior thereto, Vice Chairman and Chief Financial Officer,
                               Monsanto Company (agricultural, pharmaceutical and
                               nutritional/food products) (1994-1999).
--------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson (61)       Retired; formerly, President, Hood College (1995-2000); prior           82
Trustee, 1995-present          thereto, Partner, Steptoe & Johnson (law firm); Commissioner,
                               Internal Revenue Service; Assistant Attorney General (Tax),
                               US Department of Justice. Directorships: Bethlehem Steel
                               Corp.; Federal Mogul Corp. (supplier of automotive components and subsystems); Trustee, Bryn Mawr College.
--------------------------------------------------------------------------------------------------------------------

Fred B. Renwick (73)           Retired; Professor Emeritus of Finance, New York University,            82
Trustee, 1988-present          Stern School of Business (2001-present); formerly, Professor,
                               New York University Stern School of business (1965-2001).
                               Directorships: The Wartburg Foundation; Chairman, Finance
                               Committee of Morehouse College Board of Trustees; formerly,
                               Director of Board of Pensions, Evangelical Lutheran Church in
                               America; member of the Investment Committee of Atlanta
                               University Board of Trustees; Chair of the Investment
                               Committee, American Bible Society Board of Trustees.

--------------------------------------------------------------------------------------------------------------------
William P. Sommers (70)        Retired; formerly, President and Chief Executive Officer, SRI           82
Trustee, 1979-present          International (research and development) (1994-1998); prior thereto, Executive Vice President, Iameter (medical
                               information and educational service provider); Senior Vice
                               President and Director, Booz, Allen & Hamilton Inc.
                               (management consulting firm). Directorships: PSI Inc.
                               (satellite engineering and components); Evergreen Solar, Inc.
                               (develop/manufacture solar electric system engines); H2 Gen
                               (manufacture hydrogen generators); Zassi Medical Evolutions,
                               Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
--------------------------------------------------------------------------------------------------------------------
John G. Weithers (69)          Retired; formerly, Chairman of the Board and Chief Executive            82
Trustee, 1993-present          Officer, Chicago Stock Exchange. Directorships: Federal Life
                               Insurance Company; Chairman of the Members of the Corporation
                               and Trustee, DePaul University; formerly, International
                               Federation of Stock Exchanges; Records Management Systems.
--------------------------------------------------------------------------------------------------------------------

                                       29

Interested Trustees^2 and Officers

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------

Richard T. Hale^2,^3 (58)      Managing Director, Deutsche Investment Management Americas              200
Chairman and Trustee,          Inc. (2003 to present); Managing Director, Deutsche Bank
2002-present, and President,   Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and
2003-present                   Deutsche Asset Management (1999 to present); Director and
                               President, Investment Company Capital Corp. (registered
                               investment advisor) (1996 to present); Director, Deutsche
                               Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to
                               present), North American Income Fund (2000 to present)
                               (registered investment companies); Director, Scudder Global
                               Opportunities Fund (since 2003); Director/Officer
                               Deutsche/Scudder Mutual Funds (various dates); President,
                               Montgomery Street Income Securities, Inc. (2002 to present)
                               (registered investment companies); Vice President, Deutsche
                               Asset Management, Inc. (2000 to present); formerly, Director,
                               ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
--------------------------------------------------------------------------------------------------------------------
Philip J. Collora (57)         Director, Deutsche Asset Management.                                    n/a
Vice President and Assistant
Secretary, 1986-present
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch^3 (49)        Managing Director, Deutsche Asset Management (2002-present)             n/a
Vice President and Assistant   and Director, Deutsche Global Funds Ltd. (2002-present);
Secretary, 2002-present        formerly, Director, Deutsche Asset Management (1999-2002);
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.) (1998-1999); Assistant General Counsel,
                               United States Securities and Exchange Commission (1993-1998).
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^4 (39)          Vice President, Deutsche Asset Management (2000-present);               n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services
                               (1992-2000); Senior Manager, Prudential Mutual Fund Services
                               (1987-1992).
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^4 (45)        Director, Deutsche Asset Management (April 2000 to present);            n/a
Treasurer, 2002-present        formerly, Vice President and Department Head, BT Alex. Brown
                               Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998).
--------------------------------------------------------------------------------------------------------------------
John Millette^4 (40)           Director, Deutsche Asset Management.                                    n/a
Secretary, 2001-present
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson^4 (41)        Managing Director, Deutsche Asset Management.                           n/a
Assistant Secretary,
1998-present
--------------------------------------------------------------------------------------------------------------------
Stephen H. Boyd^5 (32)         Vice President, Deutsche Asset Management (1998 to present);            n/a
Vice President, 2002-present   prior thereto, analyst for Union Bank of Switzerland and
                               municipal research analyst for ABN AMRO Securities.
--------------------------------------------------------------------------------------------------------------------
Gary R. Pollack^5 (50)         Director, Deutsche Asset Management.                                    n/a
Vice President, 2002-present
--------------------------------------------------------------------------------------------------------------------



                                       30

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------
Darlene Rasel^5 (51)           Managing Director, Deutsche Asset Management.                           n/a
Vice President, 2002-present
--------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo      Director, Deutsche Asset Management.                                    n/a
(46)4
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone (37)^4     Director, Deutsche Asset Management.                                    n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------
Lucinda Stebbins (57)^4        Director, Deutsche Asset Management.                                    n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------

^1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the Trust, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.

^2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Portfolio.


^3       Address: One South Street, Baltimore, Maryland

^4       Address: Two International Place, Boston, Massachusetts

^5       Address:  345 Park Avenue, New York, New York

Mr. Freeman, prior to his service as independent trustee of the Trust, served as a board member of certain funds in the Deutsche Bank complex ("DB Funds"). In connection with his resignation and the resignation of certain other board members as trustees of the DB Funds on July 30, 2002 (the "Effective Date"), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. ("DeAM") agreed to recommend, and, if necessary obtain, directors and officers ("D&O") liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

Kenneth Murphy:                Vice President
Caroline Pearson:              Secretary
Philip J. Collora:             Assistant Secretary

Trustees' Responsibilities. The officers of the Trust manage the Portfolio's day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the stockholders of each Portfolio and to provide oversight of the management of the Portfolio. A majority of the Trust's Board members are not affiliated with the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees. The Trust's Board has the following committees:

Audit  Committee:  The  Audit  Committee  makes  recommendations  regarding  the selection of independent auditors for the Portfolio, confers with the independent auditors regarding the Portfolios' financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and Lewis A. Burnham. The Trust's Audit Committee held 2 meetings during the calendar year 2002.

Nominating and Governance Committee: The Nominating and Governance Committee which consists of Non-interested Trustees seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Portfolio's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), James R. Edgar and Shirley D. Peterson. The Trust's Nominating and Governance Committee held 4 meetings during the calendar year 2002. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Trust.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chairman) and Richard T. Hale. Alternate members are William
P. Sommers, Donald L. Dunaway and John G. Weithers. The Trust's Valuation Committee held 2 meetings during the calendar year 2002.

Operations Committee: The Operations Committee oversees the operations of the Portfolio, such as reviewing the Portfolio's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chairman), Paul K. Freeman, Fred B. Renwick and John G. Weithers. The Trust's Operations Committee held 4 meetings during the calendar year 2002.

Money Market Oversight Committee: The Money Market Oversight Committee oversees investment activities of the Portfolio, such as investment performance and risk, expenses, services provided under the investment management agreement and portfolio pricing procedures. The current members of the Money Market Oversight Committee are Fred B. Renwick (Chairman), John W. Ballantine and James R. Edgar. The Trust's Money Market Oversight Committee held 4 meetings during the calendar year 2002.

Trustee Fund Ownership. Under the Trust's Governance Procedures and Guidelines, the Non-interested Trustees have established the expectation that within three years each Non-interested Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Non-interested Trustee's personal investment needs. Each Interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he oversees that best fit his own appropriate investment needs. The following table sets forth each Trustee's share ownership of the Portfolios and all funds overseen by the Trustee as of December 31, 2002.

                                                                                   Aggregate Dollar Range
                                                                              of Equity Securities in All Funds
                                                                             Overseen by the Trustees/Directors
                                             Dollar Range of Equity             in Scudder and Deutsche Bank
Name of Trustees                        Securities Owned in the Portfolio             Families of Funds
----------------                        ---------------------------------             -----------------
John W. Ballantine                                    None                              Over $100,000
Lewis A. Burnham                                      None                              Over $100,000
Donald L. Dunaway*                                    None                              Over $100,000
James R. Edgar*                                       None                              Over $100,000
Paul K. Freeman                                       None                                  None
Richard T. Hale                                       None                              Over $100,000
Robert B. Hoffman                                     None                              Over $100,000
Shirley D. Peterson                                   None                              Over $100,000
Fred B. Renwick                                       None                              Over $100,000
William P. Sommers                                    None                              Over $100,000
John G. Weithers                                      None                              Over $100,000

* The dollar range of shares shown includes share equivalents of Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust's Deferred Compensation Plan as more fully described above under "Remuneration."

Remuneration. Each Non-interested Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by DeAM. The Advisor supervises the Portfolios' investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Portfolios and receives a management fee for its services.

The Board of Trustees of the Trust established a deferred compensation plan for the Non-interested Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Non-interested Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Trust, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Governor Edgar has elected to defer at least a portion of his fees. Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolios, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by each Portfolio. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from the fund complex during the most recent calendar year.

                                                              Pension or Retirement      Total Compensation Paid to
                                  Compensation from        Benefits Accrued as Part of  Trustees from Scudder Fund
Name of Trustee                  Tax-Exempt Portfolio             Fund Expenses                Complex(4)(5)
---------------                  --------------------             -------------                -------------
John W. Ballantine                         $4,513                      $0                           $225,470
Lewis A. Burnham                           $3,889                      $0                           $196,060
Donald L. Dunaway(1)                       $4,571                      $0                           $225,370
James R. Edgar(2)                          $3,690                      $0                           $183,770
Paul K. Freeman*                           $2,428                      $0                           $124,198
Robert B. Hoffman                          $3,747                      $0                           $187,210
Shirley D. Peterson(3)                     $3,985                      $0                           $206,010
Fred B. Renwick                            $4,079                      $0                           $199,280
William P. Sommers                         $3,960                      $0                           $196,110
John G. Weithers                           $4,208                      $0                           $211,230

*        Newly elected Trustee of the Trust effective May 15, 2002.

(1) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Mr. Dunaway are $9,699.

(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolios to Governor Edgar are $21,518.


(3) Includes $19,020 in annual retainer fees for Ms. Peterson's role as Lead Trustee.

(4) For each Trustee (except for Mr. Freeman) total compensation includes compensation for service on the boards of 33 trusts/corporations comprised of 85 funds/portfolios. For Mr. Freeman, the total includes compensation for service, for partial periods, on the boards of 34 trusts/corporations comprised of 97 funds/portfolios. Each Trustee, including Mr. Freeman, currently serves on the boards of 33 DeAM trusts/corporations comprised of 82 funds/portfolios.

(5) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of the Chicago Board in connection with the sale of the Advisor to Deutsche Bank. Such amounts totaled $36,190 for Messrs. Ballantine and Dunaway, $25,850 for Mr. Burnham, $24,070 for Governor Edgar, $10,170 for Mr. Freeman, $20,680 for Messrs. Hoffman and Sommers, $34,070 for Ms. Peterson, $25,680 for Mr. Renwick and $30,850 for Mr. Weithers. These meeting fees were borne by the Advisor.


To the best of the Trust's knowledge, as of June 28, 2002, no person owned beneficially more than 5% of each class of the Portfolio's outstanding shares.

Securities Beneficially Owned. As of June 30, 2003, all Trustees and Officers of the Trust as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Portfolio.

To the best of the Trust's knowledge, as of June 30, 2003, no person owned beneficially more than 5% of any class of the Portfolio's outstanding shares (except as noted below).

As of June 30, 2003, 52,684,899.050 shares in the aggregate, or 16.06% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Institutional Shares were held in the name of State Street Kansas City, Anchorboard & Co., Attn: Greg Niland, 801 Pennsylvania Ave., Kansas City, MO 64105-1307.

As of June 30, 2003, 256,876,434.650 shares in the aggregate, or 78.29% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Institutional Shares were held in the name of Bowen David & Co., PO Box 1647, Boston, MA 02105-1647.

As of June 30, 2003, 45,261,341.400 shares in the aggregate, or 16.59% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Hare & Co., Attn: Paul Rassmussen, Special Processing Dept., 1 Wall St., New York, NY 10005-2500.

As of June 30, 2003, 108,035,943.780 shares in the aggregate, or 39.60% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Turtle & Co. CC, 1200 Crown Colony Dr., Quincy, MA 02169-0938.

As of June 30, 2003, 75,342,007.170 shares in the aggregate, or 27.61% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Saturn & Co., Attn: Sam Deeb, 200 Clarendon St., Boston, MA 02116-5021.

As of June 30, 2003, 28,938,351.830 shares in the aggregate, or 10.61% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Bankers Trust, Private Bank Sweep A/C, MS NYC 03-2202, 280 Park Ave., New York, NY 10017-1216.

As of June 30, 2003, 93,121,632.830 shares in the aggregate, or 45.36 % of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Premier Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 136,911.200 shares in the aggregate, or 32.52% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of Nancy Johnson, 1 New York Plaza, New York, NY 10004-1901.

As of June 30, 2003, 124,201.040 shares in the aggregate, or 29.50% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of John Starkouich & Johanna Starkouich TTEE, Starkouich Family Liv. Tr., PO Box 3149, Federal Way, WA 98063-3149.

As of June 30, 2003, 58,837.930 shares in the aggregate, or 13.98% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of Richard C. Robinson &, 1 New York Plaza, New York, NY 10004-1901.

As of June 30, 2003, 44,854.610 shares in the aggregate, or 10.65% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of Judith K. Ciszek, John E. Ciszek JTTEN, RR 1 Box 312A, Ligonier, PA 15658-9758.

                                SPECIAL FEATURES

Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Scudder Mutual Funds may be exchanged for each other at their relative net asset values: Scudder Technology Fund, Scudder Total Return Fund, Scudder Growth Fund, Scudder Dynamic Growth Fund, Scudder Strategic Income Fund, Scudder High Yield Series, Scudder U.S. Government Securities Fund, Scudder State Tax-Free Income Series, Scudder Blue Chip Fund, Scudder Target Fund (series are subject to a limited offering period), Scudder Cash Reserves Fund, Scudder Value Series, Inc., Scudder Focus Value Plus Growth Fund, Scudder New Europe Fund, Inc., Scudder Aggressive Growth Fund, Scudder International Fund, Scudder-Dreman Financial Services Fund, Scudder Equity Trust and Scudder Investors Trust ("Scudder Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Scudder Fund in excess of $1,000,000 (except Scudder Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Scudder fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the Portfolio. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Scudder Target Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the Underwriter with respect to such Funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Portfolio into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the Portfolio held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Principal Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Automatic Withdrawal Program (Managed Shares Only). An owner of $5,000 or more of the Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem shares of the Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish your account in any of the following types of retirement plans:

o Individual Retirement Accounts (IRAs) trusteed by State Street Bank and Trust Company ("State Street"). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

o 403(b) Custodial Accounts also trusteed by State Street. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by State Street describe the current fees payable to State Street for its services as trustee. Investors should consult with their own tax advisors before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact Scudder Investments Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolio.

                               TRUST ORGANIZATION

The Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into three series:
Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio. Money Market Portfolio is currently divided into five classes of shares: Premium Reserve Shares, Premier Money Market Shares, Institutional
Shares, Institutional Select Shares and Service Shares. Government Securities Portfolio is divided into two classes of shares: Premier Money Market Shares and Services Shares. Tax-Exempt Portfolio is divided into four classes of shares:
Managed Shares, Institutional Shares, Premier Money Market Shares and Services Shares.

The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolio's prospectus. Each share has equal rights with each other share of the same class of the Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust as amended of the Portfolio ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination or reorganization of the Portfolio or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Portfolio, or any registration of the Portfolio with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Portfolio. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Portfolio and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Portfolio or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Portfolio property for all losses and expenses of any shareholder held personally liable for the obligations of a Portfolio and each Portfolio may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Manager remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Portfolio itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

                              FINANCIAL STATEMENTS

The financial statements, including the portfolio of investments, of Tax-Exempt Portfolio, together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Portfolio dated April 30, 2003 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                             ADDITIONAL INFORMATION

The CUSIP number of Tax-Exempt Portfolio's Institutional shares is 147539-886.

The CUSIP number of Tax-Exempt Portfolio's Managed shares is 147539-878.

The Portfolio has a fiscal year end of April 30.


The Portfolio's prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolio and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                       APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                               CASH ACCOUNT TRUST

                             Money Market Portfolio



                       Premium Reserve Money Market Shares

                        Institutional Money Market Shares

                    Institutional Select Money Market Shares














                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2003




This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate prospectus for the Premium Reserve Money Market Shares, Institutional Money Market Shares and Institutional Select Money Market Shares, each dated August 1, 2003, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-231-8568, or from the firm from which this Statement of Additional Information was obtained.


The Annual Report to Shareholders of the Money Market Portfolio (the "Portfolio"), dated April 30, 2003 which accompanies this Statement of
Additional Information may also be obtained free of charge by calling 1-800-231-8568. The Annual Report is incorporated by reference into and is hereby deemed to be a part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectuses.

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----

INVESTMENT RESTRICTIONS...........................................................................................1

INVESTMENT POLICIES AND TECHNIQUES................................................................................2

MANAGEMENT OF THE PORTFOLIO.......................................................................................9

PORTFOLIO SERVICE PROVIDERS......................................................................................13
   Underwriter...................................................................................................13
   Independent Auditors and Reports to Shareholders..............................................................14
   Legal Counsel.................................................................................................14
   Fund Accounting Agent.........................................................................................14
   Custodian, Transfer Agent and Shareholder Service Agent.......................................................15
   Brokerage Commissions.........................................................................................15


PERFORMANCE......................................................................................................16

PURCHASE AND REDEMPTION OF SHARES................................................................................17


DIVIDENDS........................................................................................................20

NET ASSET VALUE..................................................................................................21


TAXES............................................................................................................22


OFFICERS AND TRUSTEES............................................................................................22


SPECIAL FEATURES.................................................................................................30


TRUST ORGANIZATION...............................................................................................31


FINANCIAL STATEMENTS.............................................................................................34

ADDITIONAL INFORMATION...........................................................................................34

APPENDIX -- RATINGS OF INVESTMENTS...............................................................................35



                                       i

This Statement of Additional  Information contains information about the Premium
Reserve Money Market Shares  ("Premium  Reserve  Shares"),  Institutional  Money
Market Shares  ("Institutional  Shares") and  Institutional  Select Money Market
Shares ("Select Shares") (collectively, the "Shares"), each a class of the Money
Market  Portfolio (the  "Portfolio" or the "Fund") offered by Cash Account Trust
(the "Trust").

                             INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolio certain investment restrictions which (except for policies designated as nonfundamental below) may not be changed without the approval of a majority of the Portfolio's outstanding voting securities which, under the Investment Company Act of 1940, as amended (the
"1940 Act") and the rules thereunder and as used in this Statement of Additional
Information, means the lesser of (1) 67% or more of the voting securities of a Portfolio present at such meeting, if holders of more than 50% of the outstanding voting securities of a Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Portfolio.

The Trust is an open-end diversified management investment company.

The Portfolio may not:

(1)      Purchase  securities  of any  issuer  (other  than  obligations  of, or
         guaranteed   by,  the  United  States   Government,   its  agencies  or
         instrumentalities)  if, as a  result,  more than 5% of the value of the
         Portfolio's assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The
         Portfolio will not borrow for leverage purposes.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6)      Write, purchase or sell puts, calls or combinations thereof.

(7) Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9)      Invest in commodities or commodity  futures contracts or in real estate
         (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10)     Invest  in  interests  in oil,  gas or  other  mineral  exploration  or
         development  programs  or  leases,   although  it  may  invest  in  the
         securities of issuers which invest in or sponsor such programs.

                                       1

(11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12)     Issue senior securities as defined in the 1940 Act.

(13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment advisor, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

With regard to restriction #13, for purposes of determining the percentage of the Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on standard classifications utilized by ratings agencies.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

The  Portfolio,   as  a  nonfundamental  policy  that  may  be  changed  without shareholder vote, may not:

(i) Invest more than 10% of total assets in non-affiliated registered investment companies.

The Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio's net assets valued at the time of the transaction would be invested in such securities.

                       INVESTMENT POLICIES AND TECHNIQUES

The Portfolio described in this Statement of Additional Information seeks to provide maximum current income consistent with the stability of capital. The
Portfolio is managed to maintain a net asset value of $1.00 per share.

The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is a series investment company that is able to provide investors with a choice of separate investment portfolios. The Trust currently offers three investment portfolios:
the  Money  Market  Portfolio,  the  Government  Securities  Portfolio  and  the
Tax-Exempt Portfolio. The Trust is designed for investors who seek maximum current income consistent with stability of capital. It pools individual and institutional investors' money that it uses to buy high quality money market instruments. The Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Money Market Portfolio. The Portfolio seeks maximum current income consistent with stability of capital.

The Portfolio pursues its objective by normally investing primarily in the following types of US Dollar-denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the US or Canadian governments, their agencies or instrumentalities.

2. Bank certificates of deposit, time deposits or bankers' acceptances of US banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

                                       2

3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their US and foreign branches) having total assets in excess of $10 billion.

4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's
         Investors  Service,  Inc.  ("Moody's"),  Standard & Poor's  Corporation
         ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the below ratings in the discretion of Deutsche Investment Management Americas
         Inc. ("DeIM" or the "Advisor"). Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively.
         For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix-- Ratings of Investments" in this Statement of Additional Information.

5. Repurchase agreements of obligations that are suitable for investment under the categories are set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.

The Portfolio will normally invest at least 25% of its total assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio's Advisor temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture.
Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of US banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of US banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of US banks.
Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by US banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to US banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.


The   Portfolio   may  invest  in  high   quality   participation   certificates
("Certificates")   representing  undivided  interests  in  trusts  that  hold  a portfolio of receivables from consumer and commercial credit transactions,  such as transactions  involving consumer revolving credit card accounts or commercial revolving credit loan facilities.  The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges.  Interest  payable on the  Certificates may be fixed or may be adjusted periodically  or  "float"  continuously  according  to a formula  based  upon an objective  standard such as the 30-day  commercial  paper rate. A trust may have the benefit of a letter of credit from a bank at a level  established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the  Certificates.  Payments of principal and interest on the  Certificates  would be dependent upon the underlying  receivables in the trust and may be  guaranteed  under a letter  of  credit  to the  extent of such credit.  The quality rating by a rating service of an issue of  Certificates  is based  primarily  upon the  value of the  receivables  held by the trust and the credit  rating of the issuer of any letter of credit and of any other  guarantor providing credit support to the trust. The Portfolio's  Advisor  considers these factors  as well as others,  such as any  quality  ratings  issued by the rating services  identified  above,  in  reviewing  the  credit  risk  presented  by  a certificate  and in  determining  whether the  certificate  is  appropriate  for investment  by the  Portfolio.  Collection  of  receivables  in the trust may be affected by various  social,  legal and


                                       3

economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered
Certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in Certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.


Investment Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing the Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A fund may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although a fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

The Portfolio  may also invest in  certificates  of deposit  issued by banks and savings and loan institutions which had, at the time of their most recent annual financial  statements,  total assets of less than $1 billion,  provided that (i)
the principal  amounts of such  certificates of deposit are insured by an agency of the US  Government,  (ii) at no time  will a fund  hold  more  than  $100,000 principal  amount of  certificates of deposit of any one such bank, and (iii) at the time of  acquisition,  no more than 10% of a fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a fund will not benefit from insurance from the Bank Insurance
Fund or the  Savings  Association  Insurance  Fund  administered  by the Federal
Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a fund's limitation on investments in illiquid securities.

Illiquid Securities and Restricted Securities. The Portfolio may purchase securities that are subject to legal or contractual restrictions on resale
("restricted securities"). Generally speaking, restricted securities may be sold
(i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to


                                       4

an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended
(the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.
Where a registration statement is required for the resale of restricted securities, the Portfolio may be required to bear all or part of the registration expenses. The Portfolio may be deemed to be an "underwriter" for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, the Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The  Portfolio  may also  purchase  securities  that are not subject to legal or
contractual   restrictions  on  resale,  but  that  are  deemed  illiquid.  Such securities  may be illiquid,  for example,  because  there is a limited  trading market for them.

The Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund's decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, the Portfolio might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Portfolio Fund.

Interfund Borrowing and Lending Program.  The Trust, on behalf of the Portfolio, has received  exemptive  relief from the SEC which permits a fund to participate in an interfund borrowing and lending program among certain investment companies advised by the Advisor.  The interfund  borrowing and lending program allows the participating  funds to  borrow  money  from and loan  money to each  other  for temporary  or  emergency  purposes.  The  program  is  subject  to a  number  of conditions  designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable  interest rate than a rate approximating the lowest  interest  rate at which  bank  loans  would be  available  to any of the participating  funds  under a loan  agreement;  and (2) no fund may  lend  money through  the  program  unless it  receives  a more  favorable  return  than that available  from an  investment  in  repurchase  agreements  and,  to the  extent applicable,  money  market  cash sweep  arrangements.  In  addition,  a fund may participate in the program only if and to the extent that such  participation is
consistent  with  the  Portfolio's   investment  objectives  and  policies  (for
instance,  money market funds would normally participate only as lenders and tax exempt  funds only as  borrowers).  Interfund  loans and  borrowings  may extend overnight,  but could have a maximum duration of seven days. Loans may be called on one day's  notice.  The  Portfolio may have to borrow from a bank at a higher interest  rate if an  interfund  loan is  called  or not  renewed.  Any delay in repayment  to a lending fund could result in a lost  investment  opportunity  or additional costs. The program is subject to the oversight and periodic review of the Boards of the  participating  funds. To the extent the Portfolio is actually engaged in borrowing through the interfund lending program,  the Portfolio,  may not  borrow  except  in  accordance  with  its  fundamental  and  nonfundamental policies.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. The
Portfolio effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of its responsibilities under Rule 2a-7 of the 1940 Act, the Board has approved policies established by the Advisor reasonably calculated to prevent a fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Board will periodically review the Advisor's operations under such policies at regularly


                                       5

scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in a fund, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of a fund, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities  eligible for  investment  by a fund are those  securities  which are generally rated (or issued by an issuer with comparable securities rated) in the highest  short-term  rating  category by at least two rating services (or by one rating  service,  if no other rating  agency has issued a rating with respect to
that  security).   These  securities  are  known  as  "first  tier  securities."
Securities  generally rated (or issued by an issuer with  comparable  securities rated) in the top two  categories  by at least two rating  agencies  (or one, if only one rating  agency has rated the  security)  which do not  qualify as first tier  securities are known as "second tier  securities."  The Portfolio will not invest more than 5% of its total assets in the  securities  of a single  issuer, other than the US Government. The Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a fund may not make more than one such investment at any time during such period. The Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when  acquired by the  Portfolio.  Further,  a fund may not invest more than the greater  of (1) 1% of its  total  assets,  or (2) one  million  dollars,  in the securities of a single issuer which were second tier securities when acquired by a fund.

The assets of the Portfolio consist entirely of cash items and investments having an effective maturity date of 12 months or less from the date of purchase
(including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the underlying obligation). A fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Portfolio will vary according to the management's appraisal of money market conditions.

Repurchase Agreements. The Portfolio may invest in repurchase agreements, which are instruments under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations a fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.

A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) "acquires a security (Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by a fund or as being collateral for a loan by a fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court


                                       6

characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Section 4(2) Paper.  Subject to its  investment  objectives  and  policies,  the
Portfolio may invest in commercial paper issued by major  corporations under the
Securities Act of 1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3) thereof.  Such commercial paper may be issued only to finance current  transactions  and must mature in nine  months or less.  Trading of such commercial  paper is conducted  primarily  by  institutional  investors  through investment  dealers,  and individual  investor  participation  in the commercial paper market is very limited.  The Portfolio also may invest in commercial paper
issued  in  reliance  on  the  so-called  "private  placement"   exemption  from
registration  afforded by Section 4(2) of the  Securities  Act of 1933 ("Section
4(2)  paper").  Section 4(2) paper is  restricted  as to  disposition  under the federal  securities laws, and generally is sold to institutional  investors such as a fund who agree that they are  purchasing  the paper for  investment and not with a view to public  distribution.  Any resale by the purchaser  must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like a fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper,  thus providing  liquidity.
The Advisor  considers the legally  restricted but readily saleable Section 4(2)
paper to be liquid;  however,  pursuant  to  procedures  approved by the Trust's
Board, if a particular  investment in Section 4(2) paper is not determined to be liquid,  that investment will be included within the limitation of the Portfolio on illiquid securities. The Advisor monitors the liquidity of its investments in
Section 4(2) paper on a continuing basis.

Securities  Backed by Guarantees.  The Portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial  institutions.
A money market  fund's  ability to maintain a stable share price may depend upon
such  guarantees,   which  are  not  supported  by  federal  deposit  insurance.
Consequently,  changes in the credit quality of these institutions could have an adverse impact on securities they have  guaranteed or backed,  which could cause losses to a fund and affect its share price.

Third Party Puts. The Portfolio may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a fund at specified intervals not exceeding 12 months to tender (or
"put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Portfolio receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to a fund will be that of holding such a long-term bond and the weighted average maturity of the Portfolio's investments and the Portfolio's liquidity would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a fund, a fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various


                                       7

regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a fund in a manner designed to minimize any adverse impact from these investments.

US Government Securities. There are two broad categories of US Government debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance.
Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some  agency  securities  are  backed by the full faith and credit of the United
States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government  Securities  may include "zero coupon"  securities  that have been
stripped  by  the  US  Government  of  their  unmatured   interest  coupons  and
collateralized  obligations  issued or guaranteed  by a US Government  agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of the Portfolio's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a Portfolio and may even result in losses to a Portfolio if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Portfolio's average maturity. As a result, the Portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities.  The Portfolio may invest in Variable Rate Securities, instruments  having  rates of interest  that are adjusted  periodically  or that
"float"  continuously  according to formulae intended to minimize fluctuation in values  of the  instruments.  The  interest  rate of  Variable  Rate  Securities ordinarily  is  determined  by reference  to or is a percentage  of an objective standard  such as a bank's prime rate,  the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank  certificates of deposit.  Generally, the  changes  in the  interest  rate on  Variable  Rate  Securities  reduce  the fluctuation  in the market value of such  securities.  Accordingly,  as interest
rates  decrease  or  increase,   the  potential  for  capital   appreciation  or
depreciation is less than for fixed-rate obligations.  Some Variable Rate Demand
Securities  ("Variable Rate Demand  Securities") have a demand feature entitling the  purchaser  to resell the  securities  at an amount  approximately  equal to amortized cost or the principal amount thereof plus accrued interest.  As is the case for other  Variable  Rate  Securities,  the interest  rate on Variable Rate
Demand  Securities  varies  according  to some  objective  standard  intended to minimize fluctuation in the values of the instruments.  The Portfolio determines the maturity of Variable Rate  Securities in  accordance  with Rule 2a-7,  which allows a fund to  consider  certain  of such  instruments  as having  maturities shorter than the maturity date on the face of the instrument.

                                       8

Investment Company Securities. A Portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and investment policies and subject to the limitations of the 1940 Act. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

                           MANAGEMENT OF THE PORTFOLIO

Investment  Advisor.  On  April  5,  2002,  Zurich  Scudder  Investments,   Inc.
("Scudder"),  the investment advisor for the Portfolio, was acquired by Deutsche
Bank AG. Upon the closing of this  transaction,  Scudder became part of Deutsche
Asset Management ("DeAM") and changed its name to Deutsche Investment Management
Americas Inc.  ("DeIM" or the "Advisor").  DeIM, which is part of Deutsche Asset
Management,  is the investment advisor for the Portfolio.  Under the supervision of the Board of  Trustees  of the Trust,  DeIM,  with  headquarters  at 345 Park
Avenue, New York, New York, makes the Portfolio's investment decisions, buys and sells  securities  for the Portfolio  and conducts  research that leads to these purchase and sale decisions.  DeIM and its predecessors  have more than 80 years of experience  managing  mutual funds.  DeIM provides a full range of investment advisory  services  to  institutional  and retail  clients.  The Advisor is also responsible  for  selecting  brokers and dealers and for  negotiating  brokerage commissions and dealer charges.

DeAM is the  marketing  name in the US for the asset  management  activities  of
Deutsche  Bank  AG,  DeIM,   Deutsche  Asset  Management  Inc.,  Deutsche  Asset
Management  Investment  Services Ltd.,  Deutsche Bank Trust Company Americas and
Scudder  Trust  Company.  DeAM is a global asset  management  organization  that offers a wide range of investing expertise and resources,  including hundreds of portfolio  managers and analysts and an office  network that reaches the world's major investment centers.  This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions,  asset classes and investing styles. DeIM is an indirect,  wholly owned subsidiary  of Deutsche  Bank AG.  Deutsche  Bank AG is a major  global  banking institution  that is engaged in a wide range of  financial  services,  including investment  management,  mutual fund,  retail,  private and commercial  banking, investment banking and insurance.

DeIM is one of the most  experienced  investment  counsel firms in the US It was established  as a  partnership  in 1919 and  pioneered the practice of providing investment  counsel to individual  clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder  introduced Scudder
International  Fund,  Inc.,  the first mutual fund available in the US investing internationally  in  securities  of issuers in several  foreign  countries.  The predecessor  firm  reorganized  from a partnership  to a corporation on June 28,
1985.  On December 31, 1997,  Zurich  Insurance  Company  ("Zurich")  acquired a majority  interest in Scudder,  and Zurich  Kemper  Investments,  Inc., a Zurich
subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper
Investments,  Inc. On January 1, 2001, the Advisor changed its name from Scudder
Kemper Investments,  Inc. to Zurich Scudder Investments,  Inc. On April 5, 2002,
100%  of  the  Advisor,   not  including  certain  U.K.   operations  (known  as
Threadneedle Investments), was acquired by Deutsche Bank AG.

The Advisor manages the Portfolio's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.

Pursuant to an investment management agreement with the Portfolio, the Advisor acts as the Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.


Today,  the  Advisor  provides  investment  counsel  for  many  individuals  and
institutions,   including  insurance  companies,  industrial  corporations,  and financial and banking  organizations,  as well as providing investment advice to open- and closed-end SEC registered funds.


The Advisor  maintains a large research  department,  which conducts  continuous studies of the factors that affect the position of various industries, companies
and  individual   securities.   The  Advisor  receives   published  reports  and
statistical  compilations  from issuers and other  sources,  as well as analyses from  brokers  and  dealers  who  may


                                       9

execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which the Portfolio may invest, the conclusions and investment decisions of the Advisor with respect to the Portfolio are based primarily on the analyses of its own research department.

In certain cases, the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for the Portfolio and also for other clients advised by the Advisor. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients.
Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Portfolio. Purchase and sale orders for the Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Portfolio.


The present investment management agreement (the "Agreement") was approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The
Agreement continued in effect until September 30, 2002 and continues from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust ("Independent Trustees" or "Non-interested
Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Portfolio.


The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

Under  the  Agreement,   the  Advisor  regularly  provides  the  Portfolio  with
continuing  investment  management for the Portfolio's portfolio consistent with the Portfolio's  investment objective,  policies and restrictions and determines what  securities  shall  be  purchased,  held  or sold  and  what  portion  of a
Portfolio's assets shall be held uninvested,  subject to the Trust's Declaration of Trust,  By-Laws,  the 1940 Act, the Internal Revenue Code of 1986, as amended
(the  "Code")  and  to  the  Portfolio's  investment  objective,   policies  and
restrictions,  and subject,  further,  to such policies and  instructions as the
Board of Trustees of the Trust may from time to time establish. The Advisor also advises  and  assists  the  officers  of the Trust in taking  such  steps as are necessary  or  appropriate  to carry out the  decisions  of its Trustees and the appropriate  committees of the Trustees regarding the conduct of the business of the Portfolio.

Under the Portfolio's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for the Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Trust (such as the Trust's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Trust's federal, state and local tax returns; preparing and filing the Trust's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Trust under applicable federal and state securities laws; maintaining the Trust's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Trust; assisting in the resolution of accounting


                                       10

and legal issues;  establishing  and  monitoring the Trust's  operating  budget;
processing the payment of the Trust's bills; assisting the Trust in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Trust in the conduct of its business, subject to the direction and control of the Trustees.

Under its Agreement the Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The
Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. The Portfolio is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolio with respect thereto.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

The Portfolio, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

For the services and facilities furnished to the Portfolio, the Portfolio pays a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of the Trust, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of the Trust over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios of the Trust subject to the Agreement and allocated among all of the Portfolios of the Trust based upon the relative net assets of each Portfolio. Pursuant to the Agreement, the Portfolio paid the Advisor fees of $9,711,942 for the fiscal year ended April 30, 2003; $15,805,533 for the fiscal year ended April 30, 2002 and $14,379,960 for the fiscal year ended April
30, 2001. The Advisor and certain affiliates have voluntarily agreed to limit certain operating expenses of the Portfolio's Institutional Shares and Select
Shares.

In reviewing  the terms of the  Agreement  and in  discussions  with the Advisor concerning  such  Agreement,  the Trustees of the Trust who are not  "interested
persons"  of  the  Advisor  are  represented  by  independent   counsel  at  the
Portfolio's expense.

Board Considerations in Connection with Annual Renewal of Investment  Management
Agreement. The Board of Trustees approved the renewal of the Portfolio's investment management agreement on September 26, 2002. As part of the annual contract review process, commencing in July 2002, the Board, as a whole, the Non-interested Trustees, separately, and the Portfolio's Oversight Committee met on several occasions to consider the renewal of the Portfolio's investment management agreement. The Oversight Committee initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committee presented its findings and recommendations to the Non-interested Trustees as a group. The Non-interested Trustees then reviewed the Committee's findings and recommendations and presented its recommendations to the full Board. At a meeting on September 26, 2002, the Board concluded that the terms of the investment management agreements for the Portfolio are fair and reasonable and the continuance of the agreement is in the best interest of the Portfolio.

In connection with their meetings, the Oversight Committee and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor; (ii) the management fee, expense ratio and asset size of the Portfolio relative to peer groups; (iii) the level of the Advisor's profits with respect to the management of the Portfolio, including the methodology used to allocate costs among funds advised by the Advisor;

                                       11

(iv) the short-term and long-term performance of the Portfolio relative to appropriate peer groups and one or a combination of market indices; (v) fall-out benefits to the Advisor from its relationship to the Portfolio, including revenues derived from services provided to the Portfolio by affiliates of the Advisor; and (vi) the potential incidental benefits to the Advisor, the Portfolio and its shareholders.

Investment   Performance.   The  Board  reviewed  the   Portfolio's   investment
performance  as  well as the  performance  of a peer  group  of  funds,  and the performance  of an  appropriate  index or  combination  of  indices.  The  Board considered  short-term  and  long-term  performance,  as  well  as  the  factors contributing  to  underperformance  of certain  funds advised by the Advisor and steps taken by the Advisor to improve such underperformance.  In particular, the
Board has requested the Advisor to identify Scudder funds whose performance rank in the lowest  quartile of their peer group ("Focus  Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

Fees and Expenses. The Board considered the Portfolio's management fee rate, expense ratio and asset size relative to an appropriate peer group of funds, including information about the expense limitation commitments from the Advisor.

Profitability. The Board considered the level of the Advisor's profits with respect to the management of the Portfolio, including a review of the Advisor's methodology in allocating its costs to the management of the Portfolio. The
Board considered the profits realized by the Advisor in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. The Board also considered the Advisor's profit margins in comparison with available industry data.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Portfolio and whether the Portfolio has appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Portfolio.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates.

Code of Ethics

The Trust,  the Advisor and  principal  underwriter  have each adopted  codes of ethics under Rule 17j-1 on the 1940 Act.  Board  members,  officers of the Trust and  employees of the Advisor and  principal  underwriter  are permitted to make personal securities transactions,  including transactions in securities that may be purchased or held by the Trust,  subject to requirements and restrictions set forth in the applicable  Code of Ethics.  The Advisor's Code of Ethics  contains provisions and requirements  designed to identify and address certain  conflicts of interest  between  personal  investment  activities  and the interests of the
Trust.  Among other things, the Advisor's Code of Ethics prohibits certain types of  transactions  absent  prior  approval,  imposes  time  periods  during which personal  transactions may not be made in certain  securities,  and requires the
submission  of  duplicate  broker   confirmations  and  quarterly  reporting  of
securities  transactions.  Exceptions  to  these  and  other  provisions  of the
Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                       12

                           PORTFOLIO SERVICE PROVIDERS

Underwriter

Pursuant  to  an  underwriting   and   distribution   services   agreement  (the
"Distribution  Agreement"),   Scudder  Distributors,  Inc.  ("SDI"),  222  South
Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal  underwriter for the Trust to provide  information and services for existing and potential  shareholders.  The  distribution  agreement provides  that SDI  shall  appoint  various  firms to  provide  cash  management services for their customers or clients through the Portfolio.

As principal underwriter for the Trust, SDI acts as agent of the Trust in the continuous sale of its shares of the Portfolio. SDI pays all its expenses under the Distribution Agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. SDI has related selling group agreements with various firms to provide distribution services for shareholders. SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell Portfolio
Shares.

The Distribution Agreement had an initial term ending September 30, 2002 and continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by SDI upon 60 days' written notice.
Termination of the Distribution Agreement by the Trust may be by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940
Act.

Administrative services are provided to the Portfolio under a services agreement
(the "Services Agreement") with SDI. SDI bears all its expenses of providing services pursuant to the Services Agreement between SDI and the Portfolio, including the payment of service fees. Premium Reserve Shares and Institutional
Shares of the Portfolio each pay SDI an administrative service fee, payable monthly, at an annual rate of up to 0.25% and 0.15%, respectively, of average daily net assets of those shares of the Portfolio. Currently, the fee is limited to 0.02% for the Institutional Shares, but may be increased to the 0.15% level by the Board. A portion of these fees for Premium Reserve Shares and Institutional Shares is paid pursuant to a 12b-1 Plan as described below.


SDI  has  entered  into  related  administration   services  and  selling  group
agreements  ("services  agreements") with various firms to provide distribution, cash  management  and other  services  for the  Portfolio's  shareholders.  Such services and assistance may include, but may not be limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions,  providing  automatic  investment  in  Portfolio  shares of client account balances, answering routine inquiries regarding the Portfolio, assisting clients in changing account options,  designations and addresses, and such other services  as may be agreed  upon from  time to time and as may be  permitted  by applicable statute,  rule or regulation.  SDI also may provide some of the above services  for the  Portfolio.  SDI normally  pays such firms for  administrative services,  payable monthly,  at a maximum annual rate of up to 0.15% (currently,
0.02%) of average daily net assets of those accounts in the Institutional Shares that they  maintain  and service and up to 0.25% of average  daily net assets of those  accounts in the Premium  Reserve  Shares that they  maintain and service, commencing with the month after investment. After the first year, a firm becomes eligible for the monthly service fee and the fee continues  until  terminated by
SDI or the  Portfolio.  Firms to  which  service  fees  may be paid may  include affiliates  of SDI.  SDI also may  provide  some of the above  services  and may retain any  portion of the fee under the  administrative  agreement  not paid to firms to  compensate  itself  for  administrative  functions  performed  for the
Portfolio.  SDI will, from time to time, pay or allow discounts,  commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Portfolio.


The  Portfolio  has  adopted for the Premium  Reserve  Shares and  Institutional
Shares a separate Rule 12b-1 Plan (each a "Plan," collectively, the "Plans") pursuant to the provisions under Rule 12b-1 under the 1940 Act. Rule 12b-1


                                       13

under the 1940 Act regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. As noted above, the Shares pay an administrative services fee to SDI as a percentage of daily net assets for services provided for the benefit of the Portfolio and the shareholders. The Plans authorize the payment of up to 0.075% for the Institutional Shares and 0.10% for the Premium Reserve Shares. Currently, one-half of the 0.02% administrative services fee rate that is being paid by the Institutional Shares is authorized by the Plan. The Plans continue from year to year so long as such continuance is approved by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The vote must take place at a meeting of the Board held in person and called for the purpose of voting on the Plan. The 12b-1 Plans may not be amended to increase the fee to be paid by a class of the Portfolio without approval by a majority of the outstanding voting securities of the class of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plans. The 12b-1 Plans may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Portfolio. Each class of the Portfolio of the Trust will vote separately with respect to the 12b-1 Plans.


During the fiscal year ended April 30,  2003,  the  Premium  Reserve  Shares and
Institutional Shares incurred administrative services fees of $213,998 and $11,348, respectively. During the fiscal year ended April 30, 2003, the Premium
Reserve Shares and Institutional Shares incurred distribution services fees of $142,665 and $11,348, respectively. During the fiscal year ended April 30, 2003, for Premium Reserve Shares and Institutional Shares, SDI (or the Advisor as predecessor to SDI) paid administrative service fees of $348,418 and $50,219 to firms. During the fiscal year ended April 30, 2002, Premium Reserve Shares and
Institutional Shares incurred administrative service fees of $209,540 and $64,079, respectively. During the fiscal year ended April 30, 2002, Premium
Reserve Shares and Institutional Shares paid distribution services fees of $139,694 and $22,631, respectively. During the fiscal year ended April 30, 2002, for Premium Reserve Shares and Institutional Shares, SDI (or the Advisor as predecessor to SDI) paid administrative service fees of $338,736 and $175,079 to firms. During the fiscal year ended April 30, 2001, the combined shares of the Portfolio incurred administrative service fees of $4,526,692. During the fiscal year ended, April 30, 2001, the combined shares of the Portfolio paid distribution services fees of $46,909,861.


Independent Auditors and Reports to Shareholders

The financial highlights of the Portfolio included in the Portfolio's prospectus and the financial statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA
02116, independent auditors, given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolio and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street,  Chicago,  Illinois
60601, serves as legal counsel to the Portfolio and the Independent Trustees.

Fund Accounting Agent

Scudder Fund Accounting  Corporation ("SFAC"),  Two International Place, Boston,
Massachusetts,   02110,  a  subsidiary  of  the  Advisor,   is  responsible  for
determining the daily net asset value per share of the Portfolio and maintaining
Portfolio and general accounting  records.  Currently,  SFAC receives no fee for its services to the Portfolio;  however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.


Pursuant to an agreement among the Advisor, SFAC and State Street Bank and Trust
Company ("SSB") (the "Sub-Accounting and Sub-Administrator Agreement"), SFAC and the Advisor have delegated certain fund accounting


                                       14

functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the Portfolio.





Administrator

Pursuant to a sub-administrator agreement between the Advisor and SSB, the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolio.



Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust  Company  ("State  Street"),  225  Franklin  Street,
Boston, Massachusetts 02110, (the "Custodian") as custodian, has custody of all securities and cash of the Trust. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio.

State Street also acts as transfer agent for the Portfolio.

Pursuant to a services agreement with State Street,  Scudder Investments Service
Company ("SISC") 811 Main Street, Kansas City, MO 64105-2005, an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives, as transfer agent, and pays to SISC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement.

For the fiscal year ended April 30, 2003 SISC charged the  Institutional  Shares
$88,734 (of which $62,605 was waived);  for the fiscal year ended April 30, 2003
SISC charged the Premium Reserve Shares  $185,720.  During the fiscal year ended
April 30, 2002, State Street remitted shareholder service fees in the amount of $110,539 for Premium Reserve Shares and $85,709, after $60,000 fee waiver, for Institutional Shares to SISC as Shareholder Service Agent with respect to services provided to the Portfolio. During the fiscal year ended April 30, 2001, State Street remitted shareholder service fees for Money Market Portfolio in the amount of $17,121,411 to SISC as Shareholder Service Agent, after $6,367,289 of expense waiver.

Pursuant to a sub-transfer  agency agreement between SISC and DST Systems,  Inc.
("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Portfolio.

Brokerage Commissions

Portfolio transactions may be placed by the Advisor.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Portfolio for such purchases.

During the last three fiscal years the Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                                       15

                                   PERFORMANCE

From time to time, the Trust may advertise several types of performance information for the Portfolio, including "yield" and "effective yield." Each of these figures is based upon historical earnings and is not representative of the future performance of the Portfolio. The yield of the Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. The tax equivalent yield is similar to the effective yield calculated on an after-tax basis.


The Advisor  and  certain  affiliates  temporarily  have  agreed to  voluntarily maintain  certain  operating  expenses  of the  Institutional  Shares and Select
Shares  of  the  Portfolio.   The  performance  results  noted  herein  for  the
Institutional  Shares and Select Shares of the  Portfolio  would have been lower had certain expenses not been capped.


The  Portfolio's  seven-day  yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method,  the yield quotation is based on a seven-day  period and is computed for the Portfolio as follows.  The first  calculation is net  investment  income per share,  which  is  accrued  interest  on  portfolio  securities,  plus or  minus amortized  discount  or  premium,  less  accrued  expenses.  This number is then divided by the price per share  (expected  to remain  constant  at $1.00) at the beginning of the period ("base period return").  The result is then divided by 7 and  multiplied by 365 and the resulting  yield figure is carried to the nearest one-hundredth  of one percent.  Realized  capital gains or losses and unrealized
appreciation   or   depreciation   of  investments   are  not  included  in  the
calculations.  For the period ended April 30, 2003, the Premium  Reserve Shares'
seven-day  yield was 0.66%;  Institutional  Shares'  seven-day  yield was 1.10%.
Institutional Select Money Market shares' seven-day yield was 1.16%.

The  Portfolio's  seven-day  effective  yield is  determined  by taking the base period  return  (computed  as  described  above) and  calculating  the effect of
assumed  compounding.   The  formula  for  the  seven-day  effective  yield  is:
(seven-day base period return  +1)^365/7 - 1. The Portfolio may also advertise a thirty-day  effective yield in which case the formula is (thirty-day base period return  +1)^365/30 - 1. For the period  ended April 30,  2003,  the Money Market
Portfolio  Premium Reserve Shares'  seven-day  effective yield was 0.66%,  Money
Market Portfolio  Institutional  Shares' seven-day effective yield was 1.11% and
Money Market Institutional Select Shares was 1.17%.

The Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information above may be useful to investors who wish to compare the past performance of the Portfolio with that of its competitors.
Past performance cannot be a guarantee of future results.

The Trust may depict the historical performance of the Portfolio over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. The Trust may also describe the Portfolio's holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Investors  also may want to compare the  Portfolio's  performance  to that of US
Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations.
Rates of US Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the US
Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's


                                       16

yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.
In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

                        PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of the Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. For
Premium Reserve Shares, the minimum initial investment is $1,000 ($50 for an automatic investment plan) and the minimum subsequent investment is $50. For
Institutional  Shares,  the minimum initial  investment is $250,000.  For Select
Shares the minimum initial investment is $1,000,000. There is no minimum subsequent investment for Institutional Shares and Select Shares. Such minimum amounts may be changed at any time. The Portfolio may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates. An investor wishing to open an account should use the Account Application available from the Portfolio or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in US Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value.
Normally, the Portfolio calculates its share price three times every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 4:00 p.m.
Eastern time net asset value determination for the Money Market Portfolio; (ii) and will receive the dividend for the next calendar day if effected after the 4:00 p.m. Eastern time net asset value determination for the Money Market
Portfolio.

Clients of Firms.  Firms  provide  varying  arrangements  for their clients with respect to the purchase and redemption of Portfolio  shares and the confirmation
thereof  and  may  arrange   with  their   clients  for  other   investment   or
administrative  services. Such firms are responsible for the prompt transmission of purchase and  redemption  orders.  Some firms may  establish  higher  minimum investment  requirements  than set forth  above.  Such  firms may  independently establish and charge  additional  amounts to their  clients for their  services, which charges would reduce their clients'  yield or return.  Firms may also hold
Portfolio  shares in nominee or street  name as agent for and on behalf of their clients. In such instances,  the Portfolio's Trust's transfer agent will have no
information   with   respect  to  or  control  over  the  accounts  of  specific shareholders.  Such  shareholders  may  obtain  access  to  their  accounts  and information  about their  accounts only from their firm.  Certain of these firms may  receive  compensation  through the Trust's  Shareholder  Service  Agent for recordkeeping  and  other  expenses  relating  to  these  nominee  accounts.  In addition,  certain  privileges  with respect to the purchase and  redemption  of shares (such as check writing  redemptions) or the reinvestment of dividends may not be available  through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing  including,  without limitation, transfers of registration and dividend payee changes;  and may perform functions
such  as  generation  of  confirmation   statements  and  disbursement  of  cash
dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

Other Information. The Portfolio reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. The Portfolio also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase Shares of the Portfolio are subject to acceptance by the Portfolio and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Portfolio. A $10 service fee will be charged when a check for the purchase of Shares is returned because of insufficient or uncollected funds or a stop payment order. Shareholders should direct their inquiries to the firm from which they received this prospectus or to Scudder Investments Service
Company  ("SISC"),  the Trust's  "Shareholder  Service  Agent," 811 Main Street,
Kansas City, Missouri 64105-2005.

                                       17

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed by 4:00 p.m. Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Portfolio may suspend the right of redemption or delay payment more than one business day (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Portfolio's shareholders.

In addition, the Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.


Although it is the Portfolio's present policy to redeem in cash, upon consent of a redeeming shareholder, the Portfolio may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs.
Such  redemption  would not be as liquid as a redemption  entirely in cash.  The
Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.


If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use
ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders  can request the following  telephone  privileges:  expedited  wire transfer redemptions,  ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized  telephone redemption transactions for certain institutional accounts.  Shareholders may choose these privileges on the account  application  or by  contacting  the  Shareholder  Service Agent for appropriate  instructions.  Please note that the telephone exchange privilege is automatic  unless the  shareholder  refuses it on the account  application.  The
Trust or its agents may be liable for any losses,  expenses or costs arising out of fraudulent or unauthorized  telephone  requests pursuant to these privileges, unless  the  Trust or its  agents  reasonably  believe,  based  upon  reasonable verification  procedures,  that the  telephone  instructions  are  genuine.  The
shareholder   will  bear  the  risk  of  loss,   resulting  from  fraudulent  or
unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions,  requiring certain  identifying  information  before acting upon  instructions  and sending written confirmations.


The Portfolio reserves the right to redeem an account that falls below the minimum investment level.


                                       18

A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.


Financial services firms provide varying arrangements for their clients to redeem Portfolio Shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular  Redemptions.  When Shares are held for the account of a shareholder  by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures  guaranteed to Scudder Investments Service Company, P.O.
Box 219557, Kansas City, Missouri 64121-9557.  When certificates for shares have been issued,  they must be mailed to or deposited with the  Shareholder  Service
Agent,  along with a duly  endorsed  stock  power and  accompanied  by a written request for redemption.  Redemption  requests and a stock power must be endorsed by the account holder with  signatures  guaranteed by a commercial  bank,  trust company,  savings and loan  association,  federal savings bank, member firm of a national  securities  exchange  or other  eligible  financial  institution.  The redemption  request  and stock  power must be signed  exactly as the  account is registered  including any special capacity of the registered  owner.  Additional documentation may be requested,  and a signature guarantee is normally required,
from  institutional  and  fiduciary  account  holders,   such  as  corporations,
custodians  (e.g.,  under  the  Uniform  Transfers  to Minors  Act),  executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less for
Institutional  Shares and Select Shares or $100,000 or less for Premium  Reserve
Shares and the proceeds are payable to the  shareholder of record at the address of record,  normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders,  and trust,  executor,  guardian and custodian account holders, provided the trustee,  executor,  guardian or custodian is named in the account  registration.  Other  institutional  account  holders may exercise this special  privilege of redeeming  shares by telephone  request or written request without signature guarantee subject to the same conditions as individual account holders  and  subject  to the  limitations  on  liability,  provided  that  this privilege  has  been  pre-authorized  by the  institutional  account  holder  or guardian account holder by written  instruction to the Shareholder Service Agent
with  signatures   guaranteed.   Telephone  requests  may  be  made  by  calling
1-800-231-8568.  Shares  purchased by check or through certain ACH  transactions may not be  redeemed  under this  privilege  of  redeeming  shares by  telephone request until such shares have been owned for at least 10 days.  This  privilege of  redeeming  shares by  telephone  request  or by  written  request  without a signature  guarantee may not be used to redeem shares held in  certificate  form and may  not be used if the  shareholder's  account  has had an  address  change within 30 days for Institutional Shares and Select Shares or 15 days for Premium
Reserve Shares of the redemption request. During periods when it is difficult to contact the Shareholder  Service Agent by telephone,  it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail.
The  Portfolio  reserves the right to terminate or modify this  privilege at any time.

Expedited   Wire  Transfer   Redemptions.   If  the  account  holder  has  given
authorization for expedited wire redemption to the account holder's brokerage or bank  account,  shares  can be  redeemed  and  proceeds  sent by a federal  wire transfer to a single  previously  designated  account.  Requests received by the
Shareholder  Service Agent prior to 4:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once  authorization is on file, the Shareholder  Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank.
The Portfolio  currently does not charge the account holder for wire  transfers.
The  account  holder is  responsible  for any  charges  imposed  by the  account holder's firm or bank. There is a $1,000 wire redemption  minimum. To change the designated account to receive wire redemption  proceeds,  send a written request to the Shareholder Service Agent with signatures  guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through  certain ACH  transactions  may not be redeemed by wire  transfer  until the shares  have been owned for at least 10 days.  Account holders may not use this  procedure to redeem shares held in  certificate  form.
During periods when it is difficult to contact the Shareholder  Service Agent by telephone,  it may be difficult to use the expedited  wire  transfer  redemption privilege.  The  Portfolio  reserves  the  right to  terminate  or  modify  this privilege at any time.

                                       19

Redemptions By Draft. This section does not apply to Institutional Shares or Select Shares. Upon request, shareholders will be provided with drafts to be drawn on the Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million.
Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption
Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days.
Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem
Portfolio  Shares.  Various  firms have  different  charges for their  services.
Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Internet Access

World Wide Web Site. Scudder maintains a website that is http://www.scudder.com.
The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses. Users can fill out new account forms on-line, order free software, and request literature on funds.

                                    DIVIDENDS

Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at net asset value on the last business day of the month. The Portfolio will pay shareholders that redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder
Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features-
Exchange Privilege" for a list of such other Scudder Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Scudder Mutual
Fund,  shareholders  must maintain a minimum  account value of $1,000 in Premium
Reserve  Shares,  $250,000  in  Institutional  Shares and  $1,000,000  in Select
Shares, and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

The Shares of the Portfolio calculate their dividends based on its daily net investment income. For this purpose, the net investment income of the Shares of the Portfolio consists of (a) accrued interest income plus or minus amortized

                                       20

discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Shares of the Portfolio. Expenses of the Portfolio are accrued each day. While the Shares of the Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Shares of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which State Street acts as trustee will be sent quarterly.

If the shareholder  elects to receive  dividends in cash,  checks will be mailed monthly,  within five business days of the reinvestment date (described  below), to the shareholder or any person designated by the shareholder. At the option of the shareholder,  cash dividends may be sent by Federal Funds wire. Shareholders may  request to have  dividends  sent by wire on the Account  Application  or by contacting  the  Shareholder  Service  Agent (see  "Purchase  of  Shares").  The
Portfolio  reinvests  dividend  checks (and future  dividends)  in shares of the
Portfolio  if  checks  are  returned  as  undeliverable.   Dividends  and  other
distributions  in  the  aggregate  amount  of  $10  or  less  are  automatically reinvested in shares of the Portfolio unless the shareholder  requests that such policy not be applied to the shareholder's account.

                                 NET ASSET VALUE

The net asset value of shares of the Portfolio is calculated on each day the New
York Stock Exchange (the "Exchange") is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

As described in the prospectus, the Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.
Calculations are made to compare the value of the Shares of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Shares of the Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Shares of the Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

                                       21

                                      TAXES

The Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from the portfolio do not qualify for the dividends received deduction available to corporate shareholders. The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

The Portfolio must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items, US Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

The Portfolio is required by federal income tax law to withhold a portion of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisors regarding the 20% withholding requirement.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which State Street serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes.
However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.


Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.


                              OFFICERS AND TRUSTEES

Cash Account Trust

The following table presents certain information regarding the Trustees and Officers of the Trust. Each Trustee's age as of August 1, 2003 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South
Riverside Plaza, Chicago, Illinois, 60606. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing
Trustees and until the election or qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust.

                                       22

Non-Interested Trustees

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------
John W. Ballantine (57)        Retired; formerly, Executive Vice President and Chief Risk              82
Trustee, 1999-present          Management Officer, First Chicago NBD Corporation/The First
                               National Bank of Chicago (1996-1998); Executive Vice
                               President and Head of International Banking (1995-1996).
                               Directorships: Enron Corporation (energy trading firm)
                               (effective May 30, 2002); First Oak Brook Bancshares, Inc.;
                               Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems); American Healthways, Inc. (provider of disease and care management services).
--------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham (70)          Retired; formerly, Director of Management Consulting, McNulty           82
Trustee, 1977-present          & Company (1990-1998); prior thereto, Executive Vice
                               President, Anchor Glass Container Corporation.
--------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway (66)         Retired; formerly, Executive Vice President, A.O. Smith                 82
Trustee, 1980-present          Corporation (diversified manufacturer) (1963-1994).
--------------------------------------------------------------------------------------------------------------------
James R. Edgar (57)            Distinguished Fellow, University of Illinois, Institute of              82
Trustee, 1999-present          Government and Public Affairs (1999-present); formerly,
                               Governor, State of Illinois (1991-1999). Directorships:
                               Kemper Insurance Companies; John B. Sanfilippo & Son, Inc.
                               (processor/packager/marketer of nuts, snacks and candy
                               products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures,
                               distributes and markets health and beauty-care products).
--------------------------------------------------------------------------------------------------------------------
Paul K. Freeman (53)           President, Cook Street Holdings (consulting); Adjunct                   82
Trustee, 2002-present          Professor, University of Denver; Consultant, World
                               Bank/Inter-American Development Bank; formerly, Project
                               Leader, International Institute for Applied Systems Analysis
                               (1998-2001); Chief Executive Officer, The Eric Group, Inc.
                               (environmental insurance) (1986-1998).
--------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman (66)         Retired; formerly, Chairman, Harnischfeger Industries, Inc.             82
Trustee, 1981-present          (machinery for the mining and paper industries) (1999-2000);
                               prior thereto, Vice Chairman and Chief Financial Officer,
                               Monsanto Company (agricultural, pharmaceutical and
                               nutritional/food products) (1994-1999).
--------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson (61)       Retired; formerly, President, Hood College (1995-2000); prior           82
Trustee, 1995-present          thereto, Partner, Steptoe & Johnson (law firm); Commissioner,
                               Internal Revenue Service; Assistant Attorney General (Tax),
                               US Department of Justice. Directorships: Bethlehem Steel
                               Corp.; Federal Mogul Corp. (supplier of automotive components and subsystems); Trustee, Bryn Mawr College.
--------------------------------------------------------------------------------------------------------------------


                                       23

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------

Fred B. Renwick (73)           Retired; Professor Emeritus of Finance, New York University,            82
Trustee, 1988-present          Stern School of Business (2001-present); formerly, Professor,
                               New York University Stern School of business (1965-2001).
                               Directorships: The Wartburg Foundation; Chairman, Finance
                               Committee of Morehouse College Board of Trustees; formerly,
                               Director of Board of Pensions, Evangelical Lutheran Church in
                               America; member of the Investment Committee of Atlanta
                               University Board of Trustees; Chair of the Investment
                               Committee, American Bible Society Board of Trustees.

--------------------------------------------------------------------------------------------------------------------
William P. Sommers (70)        Retired; formerly, President and Chief Executive Officer, SRI           82
Trustee, 1979-present          International (research and development) (1994-1998); prior thereto, Executive Vice President, Iameter (medical
                               information and educational service provider); Senior Vice
                               President and Director, Booz, Allen & Hamilton Inc.
                               (management consulting firm). Directorships: PSI Inc.
                               (satellite engineering and components); Evergreen Solar, Inc.
                               (develop/manufacture solar electric system engines); H2 Gen
                               (manufacture hydrogen generators); Zassi Medical Evolutions,
                               Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
--------------------------------------------------------------------------------------------------------------------
John G. Weithers (69)          Retired; formerly, Chairman of the Board and Chief Executive            82
Trustee, 1993-present          Officer, Chicago Stock Exchange. Directorships: Federal Life
                               Insurance Company; Chairman of the Members of the Corporation
                               and Trustee, DePaul University; formerly, International
                               Federation of Stock Exchanges; Records Management Systems.
--------------------------------------------------------------------------------------------------------------------

Interested Trustees^2 and Officers

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------

Richard T. Hale^2,^3 (58)      Managing Director, Deutsche Investment Management Americas              200
Chairman and Trustee,          Inc. (2003 to present); Managing Director, Deutsche Bank
2002-present, and President,   Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and
2003-present                   Deutsche Asset Management (1999 to present); Director and
                               President, Investment Company Capital Corp. (registered
                               investment advisor) (1996 to present); Director, Deutsche
                               Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to
                               present), North American Income Fund (2000 to present)
                               (registered investment companies); Director, Scudder Global
                               Opportunities Fund (since 2003); Director/Officer
                               Deutsche/Scudder Mutual Funds (various dates); President,
                               Montgomery Street Income Securities, Inc. (2002 to present)
                               (registered investment companies); Vice President, Deutsche
                               Asset Management, Inc. (2000 to present); formerly, Director,
                               ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
--------------------------------------------------------------------------------------------------------------------



                                       24

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------
Philip J. Collora (57)         Director, Deutsche Asset Management.                                    n/a
Vice President and Assistant
Secretary, 1986-present
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch^3 (49)        Managing Director, Deutsche Asset Management (2002-present)             n/a
Vice President and Assistant   and Director, Deutsche Global Funds Ltd. (2002-present);
Secretary, 2002-present        formerly, Director, Deutsche Asset Management (1999-2002);
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.) (1998-1999); Assistant General Counsel,
                               United States Securities and Exchange Commission (1993-1998).
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^4 (39)          Vice President, Deutsche Asset Management (2000-present);               n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services
                               (1992-2000); Senior Manager, Prudential Mutual Fund Services
                               (1987-1992).
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^4 (45)        Director, Deutsche Asset Management (April 2000 to present);            n/a
Treasurer, 2002-present        formerly, Vice President and Department Head, BT Alex. Brown
                               Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998).
--------------------------------------------------------------------------------------------------------------------
John Millette^4 (40)           Director, Deutsche Asset Management.                                    n/a
Secretary, 2001-present
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson^4 (41)        Managing Director, Deutsche Asset Management.                           n/a
Assistant Secretary,
1998-present
--------------------------------------------------------------------------------------------------------------------
Stephen H. Boyd^5 (32)         Vice President, Deutsche Asset Management (1998 to present);            n/a
Vice President, 2002-present   prior thereto, analyst for Union Bank of Switzerland and
                               municipal research analyst for ABN AMRO Securities.
--------------------------------------------------------------------------------------------------------------------
Gary R. Pollack^5 (50)         Director, Deutsche Asset Management.                                    n/a
Vice President, 2002-
present
--------------------------------------------------------------------------------------------------------------------
Darlene Rasel^5 (51)           Managing Director, Deutsche Asset Management.                           n/a
Vice President, 2002-
present
--------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo      Director, Deutsche Asset Management.                                    n/a
(46)^4
Assistant Treasurer,
2003-present

--------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone (37)^4     Director, Deutsche Asset Management.                                    n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------

Lucinda Stebbins (57)^4        Director, Deutsche Asset Management.                                    n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------


^1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the Trust, managed by the Advisor. For the Officers of the Trust, length of time served represents the date that each Officer was first elected to serve as an officer of any Trust overseen by the aforementioned common board of trustees.

^2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Portfolio.


^3       Address: One South Street, Baltimore, Maryland

^4       Address: Two International Place, Boston, Massachusetts

^5       Address:  345 Park Avenue, New York, New York

Mr. Freeman, prior to his service as independent trustee of the Trust, served as a board member of certain funds in the Deutsche Bank complex ("DB Funds"). In connection with his resignation and the resignation of certain other board members as trustees of the DB Funds on July 30, 2002 (the "Effective Date"), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. ("DeAM") agreed to recommend, and, if necessary obtain, directors and officers ("D&O") liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

Kenneth Murphy:                Vice President
Caroline Pearson:              Secretary
Philip J. Collora:             Assistant Secretary

Trustees' Responsibilities. The officers of the Trust manage the Portfolio's day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight of the management of the Portfolio. A majority of the Trust's Board members are not affiliated with the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees. The  Board has the following committees:

Audit  Committee:  The  Audit  Committee  makes  recommendations  regarding  the selection of independent auditors for the Portfolio, confers with the independent auditors regarding the Portfolio's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and Lewis A. Burnham. The Audit Committee held 2 meetings during the calendar year 2002.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Non-interested Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Portfolio's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), James R. Edgar and Shirley D. Peterson. The Nominating and Governance Committee held 4 meetings during the calendar year 2002. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Trust.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine and Richard T. Hale. Alternate members are William P. Sommers, Donald L. Dunaway and John G. Weithers. The Valuation Committee held 2 meetings during the calendar year 2002.


Operations Committee: The Operations Committee oversees the operations of the Portfolio, such as reviewing the Portfolio's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chairman), Paul K. Freeman, Fred B. Renwick and John G. Weithers. The Operations Committee held 4 meetings during the calendar year 2002.


Money Market Oversight Committee: The Money Market Oversight Committee oversees investment activities of the Portfolio, such as investment performance and risk, expenses and services provided under the investment management agreement and portfolio pricing procedures. The members of the Money Market Oversight Committee are Fred B. Renwick (Chairman), John W. Ballantine and James R. Edgar. The Money Market Oversight Committee held 4 meetings during the calendar year 2002.

Trustee Fund Ownership.

Under the Trust's Governance Procedures and Guidelines, the Non-interested Trustees have established the expectation that within three years a Non-interested Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Non-interested Trustee's personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that are suitable for his or her own appropriate investment needs. The following table sets forth each Trustee's share ownership of the Portfolio and all funds in the fund complex overseen by the Trustee as of December 31, 2002.

                                                                              Aggregate Dollar Range of Securities
                                                 Dollar Range of                Owned in All Funds in the Fund
Name of Trustee                         Securities Owned in the Portfolio         Complex Overseen by Trustee
---------------                         ---------------------------------         ---------------------------

John W. Ballantine                                    None                               Over $100,000
Lewis A. Burnham                                      None                               Over $100,000
Donald L. Dunaway*                                 $1-$10,000                            Over $100,000
James R. Edgar*                                       None                               Over $100,000
Paul K. Freeman                                       None                                    None
Richard T. Hale                                       None                               Over $100,000
Robert B. Hoffman                                     None                               Over $100,000
Shirley D. Peterson                                   None                               Over $100,000
Fred B. Renwick                                       None                               Over $100,000
William P. Sommers                                 $1-$10,000                            Over $100,000
John G. Weithers                                      None                               Over $100,000

* The dollar range of shares shown includes share equivalents of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust's Deferred Compensation Plan as more fully described above under "Remuneration."


Remuneration. Each Non-interested Trustee receives from the Portfolio a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor. The

Advisor supervises the Portfolio's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Portfolio and receives a management fee for its services.


The Board of Trustees of the Trust established a deferred compensation plan for the Non-interested Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Non-interested Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Trust, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares, if any, are reflected below in the table describing the Trustees share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolio, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolio. The Non-interested Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from the fund complex during the most recent calendar year.


                                  Compensation           Pension or Retirement     Total Compensation Paid
                                   from Money          Benefits Accrued as Part    to Trustees from Fund
Name of Trustee                 Market Portfolio           of Fund Expenses             Complex(4)(5)
---------------                 -----------------          ----------------             -------


John W. Ballantine                   $11,162                  $0                          $225,470
Lewis A. Burnham                      $9,405                  $0                          $196,060
Donald L. Dunaway(1)                 $11,860                  $0                          $225,370
James R. Edgar(2)                     $8,160                  $0                          $183,770
Paul K. Freeman*                      $7,273                  $0                          $124,198
Robert B. Hoffman                     $9,336                  $0                          $187,210
Shirley D. Peterson(3)                $9,765                  $0                          $206,010
Fred B. Renwick                       $9,909                  $0                          $199,280
William P. Sommers                   $10,068                  $0                          $196,110
John G. Weithers                     $10,301                  $0                          $211,230

*        Newly elected Trustee effective May 15, 2002.

(1) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Mr. Dunaway are $9,699.

(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Governor Edgar are $21,518.

(3) Includes $19,020 in annual retainer fees received by Ms. Peterson as Lead Trustee.


(4) For each Trustee (except for Mr. Freeman) total compensation includes compensation for service on the boards of 33 trusts/corporations comprised of 85 funds/portfolios. For Mr. Freeman, the total includes compensation for service, for partial periods, on the boards of 34 trusts/corporations comprised of 97 funds/portfolios. Each Trustee, including Mr. Freeman, currently serves on the boards of 33 DeAM trusts/corporations comprised of 82 funds/portfolios.

(5) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the sale of the Advisor to Deutsche Bank AG. Such amounts totaled $36,190 for Messrs. Ballantine and Dunaway, $25,850 for Mr. Burnham, $24,070 for Governor Edgar, $10,170 for Mr. Freeman, $20,680 for Messrs. Hoffman and Sommers, $34,070 for Ms. Peterson, $25,680 for Mr. Renwick and $30,850 for Mr. Weithers. These meeting fees were borne by the Advisor.


As of June 30, 2003, all Trustees and officers of the Trust as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of each class of the outstanding securities of the Portfolio.

To the best of the Trust's knowledge, as of June 30, 2003, no person owned beneficially more than 5% of each class of the Portfolio's outstanding shares (except as noted below).

As of June 30, 2003, 8,018,104.530 shares in the aggregate, or 7.18% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of Foster & Sears LLP, Owens, PO Box 150008, Arlington, TX 76015-6008.

As of June 30, 2003, 25,000,000.000 shares in the aggregate, or 22.37% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of Bear Stearns Securities Corp., FBO:
001-04111-14, 1 Metrotech Ctr. N., Brooklyn, NY 11201-3870.

As of June 30, 2003, 24,083,033.330 shares in the aggregate, or 21.55% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of UBS Financial Services Inc., Opsware Inc., Attn: Ken Tinsley, 599 N. Mathilda Ave., Sunnyvale, CA 94085-3505.

As of June 30, 2003, 7,861,780.220 shares in the aggregate, or 7.04% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of Foster & Sears LLP, Fibreboard, PO Box 150008, Arlington, TX 76015-6008.

As of June 30, 2003, 33,239,371.620 shares in the aggregate, or 29.75% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 2,676,853,898.839 shares in the aggregate, or 89.01 % of the outstanding shares of Cash Account Trust, Money Market Portfolio, Premier Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 98,821.710 shares in the aggregate, or 7.03% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of Guarantee & Trust Co. TTEE FBO, Richard G. Cole IRA, 7240 Misty Morning SE, Caledonia, MI 49316-9045.

As of June 30, 2003, 252,280.030 shares in the aggregate, or 17.95% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of Citation Financial Group, 1 New York Plaza, New York, NY 10004-1901.

As of June 30, 2003, 236,905.030 shares in the aggregate, or 16.85% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of David N. Johnson, 6503 Park Lake Rd., East Lansing, MI 48823-9746.

As of June 30, 2003, 98,112,543.140 shares in the aggregate, or 81.45% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Premium Reserve Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

                                SPECIAL FEATURES

Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Scudder Mutual Funds may be exchanged for each other at their relative net asset values: Scudder Technology Fund, Scudder Total Return Fund, Scudder Growth Fund, Scudder Dynamic Growth Fund, Scudder Strategic Income Fund, Scudder High Yield Series, Scudder US Government Securities Fund, Scudder State Tax-Free Income Series, Scudder Blue Chip Fund, Scudder Target Fund (series are subject to a limited offering period), Scudder Cash Reserves Fund, Scudder Value Series, Inc., Scudder Focus Value Plus Growth Fund, Scudder New Europe Fund, Inc., Scudder Aggressive Growth Fund, Scudder International Fund, Scudder-Dreman Financial Services Fund, Scudder Equity Trust and Scudder Investors Trust ("Scudder Mutual Funds") and certain "Money Market Funds" (Scudder Money Funds, Scudder Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Scudder Fund in excess of $1,000,000 (except Scudder Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Scudder fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Scudder Target Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the Underwriter with respect to such Funds.
Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Principal Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Automatic Withdrawal Program. An owner of $5,000 or more of the Portfolio's Premium Reserve Shares, Institutional Shares and Select Shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem Portfolio shares on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish your account in any of the following types of retirement plans:

o Individual Retirement Accounts (IRAs) trusteed by State Street. This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

o 403(b) Custodial Accounts also trusteed by State Street. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by State Street describe the current fees payable to State Street for its services as trustee. Investors should consult with their own tax advisors before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Portfolio has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Portfolio for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your Portfolio account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Portfolio. Shareholders should contact Scudder Investments Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolio.

                               TRUST ORGANIZATION

The Trust is an open-end, investment management company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into three series: Money Market
Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio. Money Market Portfolio is currently divided into five classes of shares: Premium Reserve Shares, Premier Money Market Shares, Institutional Shares, Select Shares and Service Shares. Government Securities Portfolio is divided into two classes of shares: Premier Money Market Shares and Services Shares. Tax-Exempt Portfolio is divided into four classes of shares: Managed Shares, Institutional Shares, Premier Money Market Shares and Service Shares.

The Trustees have the authority to create additional portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolio's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval.

The Portfolio generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust, as amended, of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination or reorganization of the Portfolio or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Portfolio, or any registration of the Portfolio with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a
disclaimer  is  inoperative   and  the  Trust  itself  is  unable  to  meet  its
obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.


Proxy Voting Guidelines. It is possible that certain provisions of the following proxy voting guidelines are not applicable to the Portfolio. The Portfolio has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Portfolio's best economic interests. The advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), a Proxy Voting Desktop Manual ("Manual"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Portfolio, and the interests of the Advisor and its affiliates, including the Portfolio's principal underwriter. The Manual sets forth the procedures that the Advisor has implemented to vote proxies, including monitoring for corporate events, communicating with the Portfolio's custodian regarding proxies, considering the merits of each proposal, and executing and recording the proxy vote.


The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights. o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment Advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Portfolio's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the board, or of a majority of the board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment Advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.


Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

                              FINANCIAL STATEMENTS

The financial statements, including the portfolio of investments, of Money Market Portfolio, together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Portfolio dated April 30, 2003 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                             ADDITIONAL INFORMATION

The CUSIP number of CAT Money Market Portfolio's Premium Reserve shares is 147539-407.

The CUSIP number of CAT Money Market Portfolio's Institutional shares is 147539-605.

The CUSIP number of CAT Money Market Portfolio's Institutional Select shares is 147539-811.

The Portfolio has a fiscal year of April 30.

The prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolio and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                       APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                              INVESTORS CASH TRUST

                               Treasury Portfolio


                               CASH ACCOUNT TRUST

                             Money Market Portfolio

                         Government Securities Portfolio

                              Tax-Exempt Portfolio



                           Premier Money Market Shares














                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2003

This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus for the Premier Money Market Shares of the Portfolios noted above dated August 1, 2003, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained.

The Annual Report of each Portfolio, dated April 30, 2003 (March 31, 2003 for Treasury Portfolio), which accompanies this Statement of Additional Information may also be obtained free of charge by calling 1-800-231-8568. Each Annual Report is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the combined prospectus.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT RESTRICTIONS........................................................2

INVESTMENT POLICIES AND TECHNIQUES.............................................5

MANAGEMENT OF THE PORTFOLIOS..................................................17

PORTFOLIO SERVICE PROVIDERS...................................................21
   Underwriter................................................................21
   Independent Auditors and Reports to Shareholders...........................24
   Legal Counsel..............................................................24
   Fund Accounting Agent......................................................24

   Administrator..............................................................24

   Custodian, Transfer Agent And Shareholder Service Agent....................25

PORTFOLIO TRANSACTIONS........................................................25
   Brokerage Commissions......................................................25

PERFORMANCE...................................................................25

PURCHASE AND REDEMPTION OF SHARES.............................................29

DIVIDENDS.....................................................................32

NET ASSET VALUE...............................................................33

TAXES.........................................................................33

OFFICERS AND TRUSTEES.........................................................35

SPECIAL FEATURES..............................................................45

TRUST ORGANIZATION............................................................47

FINANCIAL STATEMENTS..........................................................49

ADDITIONAL INFORMATION........................................................49

APPENDIX -- RATINGS OF INVESTMENTS............................................51

This combined Statement of Additional Information contains information about Premier Money Market Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (each a "Portfolio") offered by Cash Account Trust (a "Trust") and Treasury Portfolio (a "Portfolio," collectively "the Portfolios") offered by Investors Cash Trust (a "Trust," collectively the "Trusts").

                             INVESTMENT RESTRICTIONS

The Trusts have adopted for the Portfolios certain investment restrictions which, together with the investment objectives and policies of each Portfolio (except for Treasury Portfolio and except for policies designated as nonfundamental and limited in regard to the Tax-Exempt Portfolio's 80%
investment and credit quality policies may not be changed for a Portfolio without the approval of a majority of its outstanding voting securities which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this combined Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of a Portfolio present at such meeting, if holders of more than 50% of the outstanding voting securities) of a Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Portfolio.


Each Trust is an open-end  diversified  investment  management company.


The Money Market Portfolio and the Government Securities Portfolio individually may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6)      Write, purchase or sell puts, calls or combinations thereof.

(7) Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10)     Invest  in  interests  in oil,  gas or  other  mineral  exploration  or
         development  programs  or  leases,   although  it  may  invest  in  the
         securities of issuers which invest in or sponsor such programs.

(11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12)     Issue senior securities as defined in the 1940 Act.

Additionally, the Money Market Portfolio may not:

(13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment advisor, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

With regard to restriction #13, for purposes of determining the concentration of the Portfolio's total assets, asset backed securities will be classified separately, based on the standard classifications used by rating agencies.
Currently, the following classifications are used: securities arbitrage programs, multi-seller programs, single-seller programs, loan backed programs, hybrid programs and special investment vehicles.

The Tax-Exempt Portfolio may not:

(1) Purchase securities if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state. Municipal Securities and obligations of, or guaranteed by, the US Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the US Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase municipal securities subject to standby commitments in accordance with its investment objective and policies.

(7) Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in municipal securities secured by real estate or interests therein.

(10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in municipal securities of issuers which invest in or sponsor such programs or leases.

(11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12)     Issue senior securities as defined in the 1940 Act.

The Treasury Portfolio may not:

(1)      Borrow  money,   except  as  permitted  under  the  1940  Act,  and  as
         interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) Concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) Engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

(6)      Purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

(7) Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.

The Money Market Portfolio, Tax-Exempt Portfolio and the Government Securities Portfolio, as a nonfundamental policy that may be changed without shareholder vote, individually may not:

(i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

The  Money  Market  Portfolio  and  Government   Securities   Portfolio,   as  a
nonfundamental policy that may be changed without shareholder vote, individually may not:

(i) invest more than 10% of total assets in non-affiliated registered investment companies.

The Treasury Portfolio, as a nonfundamental policy that may be changed without shareholder vote, may not:

(i) Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes.

(ii) Lend portfolio securities in an amount greater than 5% of its total assets.

(iii)    Invest more than 10% of net assets in illiquid securities.

(iv) invest more than 10% of total assets in non-affiliated registered investment companies.

The Portfolios will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio's net assets valued at the time of the transaction would be invested in such securities.

                       INVESTMENT POLICIES AND TECHNIQUES

The Portfolios described in this Statement of Additional Information seek to provide maximum current income consistent with the stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.

Each Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. Each Trust is designed for investors who seek maximum current income consistent with stability of capital. Each Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. Each Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. Cash Account Trust currently offers three investment portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. Investors Cash Trust currently offers two investment portfolios: the Government Securities Portfolio (which is not offered in this Statement of Additional Information) and the Treasury Portfolio. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Each Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Money Market Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by normally investing primarily in the following types of US Dollar-denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the US or Canadian governments, their agencies or instrumentalities.

2. Bank certificates of deposit, time deposits or bankers' acceptances of US banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their US and foreign branches) having total assets in excess of $10 billion.

4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the below ratings in the discretion of Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix --Ratings of Investments" in this Statement of Additional Information.

5. Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.

The Portfolio will normally invest at least 25% of its total assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio's Advisor temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of US banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of US banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of US banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by US banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to US banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.


The Portfolio may invest in high quality participation certificates ("Certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the Certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate. A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the Certificates. Payments of principal and interest on the Certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Portfolio's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate and in determining whether the Certificate is appropriate for investment by the Portfolio. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in Certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.


Government Securities Portfolio. The Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing, under normal circumstances, exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US Government, its agencies or instrumentalities and repurchase agreements backed by such obligations. The Portfolio currently intends to purchase securities whose remaining maturities are no longer than 12 months. Some securities issued by US Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others are backed by the full faith and credit of the US Government. Short-term US Government obligations generally are considered to be the safest short-term investment. The US Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or that are backed by the full faith and credit of the US Government., there is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal circumstances, at least 80% of the Portfolio's net assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the
District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax and alternative minimum tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider certain "private activity" bonds (i.e., those subject to AMT) to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become nonfundamental.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's Advisor revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's Advisor to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of 12 months or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's Advisor. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

Treasury Portfolio. The Treasury Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing, under normal circumstances, exclusively in short-term US Treasury bills, notes, bonds and other obligations issued by the US Government and repurchase agreements backed by such securities. All securities purchased must mature in 12 months or less. The payment of principal and interest on the securities in the portfolio is backed by the full faith and credit of the US Government. See below for information regarding variable rate securities and repurchase agreements.

Investment Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more Portfolios but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Portfolio based on its investment restrictions, as described herein and in the applicable prospectus of the Portfolios.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A Portfolio may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although a Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

A Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the US Government, (ii) at no time will a fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of a Portfolio's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a fund's limitation on investments in illiquid securities.

Certificates of Participation. A Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a fund an undivided interest in the Municipal Security in the proportion that a Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a fund. It is anticipated by the Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, a fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

Illiquid Securities and Restricted Securities. A Portfolio may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold
(i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

A Portfolio's Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a Portfolio may be required to bear all or part of the registration expenses. A Portfolio may be deemed to be an "underwriter" for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, a Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A  Portfolio  may also  purchase  securities  that are not  subject  to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Portfolio's decision to sell a restricted or illiquid security and the point at which a Portfolio is permitted or able to sell such security, a Portfolio might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Portfolio.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of a Portfolio's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Interfund Borrowing and Lending Program. The Trusts, on behalf of the Portfolios, have received exemptive relief from the SEC which permits a fund to participate in an interfund borrowing and lending program among certain investment companies advised by the Advisor. The interfund borrowing and lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a fund is actually engaged in borrowing through the interfund lending program, a fund, as a matter of nonfundamental policy, may not borrow except in accordance with its fundamental and nonfundamental policies.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, a fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of its responsibilities under that rule, a Portfolio's Board has approved policies established by a Portfolio's Advisor reasonably calculated to prevent a Portfolio's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and a Portfolio's Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in a Portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of a Portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by a Portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." A Portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. A Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a Portfolio may not make more than one such investment at any time during such period. A Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by a Portfolio. Further, a Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the fund.

The assets of a Portfolio consist entirely of cash items and investments having an effective maturity date of 12 months (397 calendar days for Treasury Portfolio) or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the underlying obligation). The term "Government Securities," as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. A Portfolio will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of a Portfolio will vary according to the management's appraisal of money market conditions. A Portfolio will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

A Portfolio may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. A Portfolio has the right to sell the participation back to the bank after seven days' notice for the full principal amount of a Portfolio's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to a fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a Portfolio in connection with the arrangement. A fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for a Portfolio.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a fund's original investment. A Portfolio may also invest in a municipal lease obligation by purchasing a participation interest in a municipal lease obligation.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Portfolio's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Portfolio may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio.

A Portfolio may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a fund with the right to demand payment, on not more than seven days' notice, of all or any part of such fund's participation interest in the underlying municipal lease obligation, plus accrued interest.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which a fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A fund may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

A Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the US Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of US Government securities acceptable to a Portfolio's Advisor; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of a Portfolio's Advisor. See "Appendix" for a more detailed discussion of the Moody's and S&P ratings outlined above. In addition, a Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act. See "Net Asset Value."

Dividends representing net interest income received by a fund on Municipal Securities will be exempt from federal income tax when distributed to a Portfolio's shareholders. Such dividend income may be subject to state and local taxes. A Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. A Portfolio considers short-term Municipal Securities to be those that mature in 12 months (397 days for Treasury Portfolio) or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a fund is in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, a fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A fund may invest in short-term "private activity" bonds.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, a fund may invest in taxable "temporary investments" that include: obligations of the US Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P, commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Interest income from temporary investments is taxable to shareholders as ordinary income. Although a fund is permitted to invest in taxable securities (limited under normal circumstances to 20% of a fund's total assets), it is a fund's primary intention to generate income dividends that are not subject to federal income taxes.

Repurchase Agreements. A Portfolio may invest in repurchase agreements, which are instruments under which a fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a fund's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

A Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations a Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.

A repurchase agreement provides a means for a fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a fund) "acquires a security (Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price on the date of repurchase. In either case, the income to a fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by that fund or as being collateral for a loan by a fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a fund has not perfected an interest in the Obligation, a fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price.
However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, a Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section

4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a fund who agrees that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like a fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by a Portfolio's Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of a Portfolio on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. A Portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.

Stand-by Commitments. A stand-by commitment is a right acquired by a fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at a fund's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by a fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by commitments acquired by a fund may have the following features: (1) they will be in writing and will be physically held by a fund's custodian; (2) a fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a fund's acquisition cost (excluding any accrued interest which a fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period the fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

A Portfolio expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a Portfolio has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A Portfolio intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

Third Party Puts. A Portfolio may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a fund at specified intervals not exceeding 12 months (397 calendar days for Treasury Portfolio) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to a Portfolio will be that of holding such a long-term bond and the weighted average maturity of a fund and the Portfolio's liquidity would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a fund, a Portfolio intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a Portfolio in a manner designed to minimize any adverse impact from these investments.

US Government Securities. There are two broad categories of US Government debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include "zero coupon" securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of a fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a fund and may even result in losses to a fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a fund's average maturity. As a result, a fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. A Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Investment Company Securities. A Portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and investment policies and subject to the limitations of the 1940 Act. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

                          MANAGEMENT OF THE PORTFOLIOS

Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for the Portfolios, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Portfolio. Under the supervision of the Boards of Trustees of the Portfolios, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Portfolios' investment decisions, buys and sells securities for the Portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM is one of the most experienced investment counsel firms in the US. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the US investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder

Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

The Advisor manages each Portfolio's daily investment and business affairs subject to the policies established by the Trusts' Board of Trustees.

Pursuant to an investment management agreement with each Portfolio, the Advisor acts as each Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Portfolios if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.


Today, the Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Portfolio may invest, the conclusions and investment decisions of the Advisor with respect to a Portfolio are based primarily on the analyses of its own research department.

In certain cases, the investments for the Portfolios are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Portfolios are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Portfolio and also for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Portfolio.

The present investment management agreement for Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio and the present investment management agreement for Treasury Portfolio (the "Agreements") were approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreements continued in effect until September 30, 2002 and continue from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trusts, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trusts' Trustees or of a majority of the outstanding voting securities of each Portfolio.

The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

Under each Agreement, the Advisor regularly provides each Portfolio with continuing investment management consistent with each Portfolio's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Portfolio's assets shall be held uninvested, subject to the Trusts' Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the "Code") and to each Portfolio's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trusts may from time to time establish. The Advisor also advises and assists the officers of the Trusts in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Portfolio.

Under each Portfolio's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Portfolio (such as each Portfolio's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Portfolio's federal, state and local tax returns; preparing and filing each Portfolio's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Portfolio under applicable federal and state securities laws; maintaining each Portfolio's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Portfolio; assisting in the resolution of accounting and legal issues; establishing and monitoring each Portfolio's operating budget; processing the payment of each Portfolio's bills; assisting each Portfolio in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting each Portfolio in the conduct of its business, subject to the direction and control of the Trustees.

Under its respective Agreement a Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of a Portfolio. Each Portfolio is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of a Portfolio with respect thereto.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

The Portfolios, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreements, the Trustees of the Trusts who are not "interested persons" of the Advisor are represented by independent counsel at the Portfolios' expense.

For the services and facilities furnished to the portfolios of Cash Account Trust (i.e. the Money Market, Government Securities and Tax-Exempt Portfolios), the Portfolios pay a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each Portfolio.

Pursuant  to  the  Agreements,  the  Money  Market,  Government  Securities  and
Tax-Exempt Portfolios paid the Advisor fees of $9,711,942, $2,923,467 and $1,374,206 for the fiscal year ended April 30, 2003, respectively; $15,805,533, $2,819,556 and $1,565,293 for the fiscal year ended April 30, 2002, respectively; $14,379,960, $2,246,182 and $1,504,605, respectively, for the fiscal year ended April 30, 2001.

For services and facilities furnished to the portfolios of Investors Cash Trust (i.e. the Treasury Portfolio and the Government Securities Portfolio (which does not offer Premier Money Market Shares)), the Portfolios pay a monthly investment management fee of 1/12 of 0.15% of average daily net assets of such Portfolios. The investment management fee is computed based on the combined average daily net assets of such Portfolios and allocated between the Portfolios based upon the relative net asset levels. Pursuant to the investment management agreement, the Treasury Portfolio incurred investment management fees of $91,133, $110,738 and $88,472 for the fiscal years ended March 31, 2003, 2002 and 2001, respectively. By contract, the Advisor and certain affiliates agreed to limit operating expenses of the Premier Money Market Shares of the Treasury Portfolio to 1.00% of average daily net assets of Treasury Portfolio on an annual basis until July 31, 2002. Currently, this 1.00% expense cap is extended voluntarily and may be terminated any time by the Advisor. For this purpose, "Portfolio operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs.

Board Considerations in Connection with Annual Renewal of Investment Management Agreements. The Board of Trustees approved the renewal of each Portfolio's advisory contract on September 26, 2002. As part of the annual contract review process, commencing in July, 2002, the Board, as a whole, the Non-interested Trustees, separately, and the Portfolios' Oversight Committees met on several occasions to consider the renewal of each Portfolio's investment management agreement. The Oversight Committees initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committees presented their findings and recommendations to the Non-interested Trustees as a group. The Non-interested Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. At a meeting on September 26, 2002, the Board concluded that the terms of the investment management agreements for each Portfolio are fair and reasonable and the continuance of each agreement is in the best interest of each Portfolio.

In connection with their meetings, the Oversight Committees and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor under the former investment management agreements; (ii) the management fees, expense ratios and asset sizes of the Portfolios relative to peer groups; (iii) the level of the Advisor's profits with respect to the management of the Portfolios, including the methodology used to allocate costs among funds advised by the Advisor; (iv) the short-term and long-term performance of the Portfolios relative to appropriate peer groups and one or a combination of market indices;
(v) fall-out benefits to the Advisor from its relationship to the Portfolios, including revenues derived from services provided to the Portfolios by affiliates of the Advisor; and (vi) the potential incidental benefits to the Advisor, the Portfolios and their shareholders.

Investment Performance. The Board reviewed the Portfolios' investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board has requested the Advisor to identify Scudder funds whose performance rank in the lowest quartile of their peer group ("Focus Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

Fees and Expenses. The Board considered each Portfolio's management fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds, including information about the expense limitation commitments from the Advisor.

Profitability. The Board considered the level of the Advisor's profits with respect to the management of the Portfolios, including a review of the Advisor's methodology in allocating its costs to the management of the Portfolios. The Board considered the profits realized by the Advisor in connection with the operation of the

Portfolios and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. The Board also considered the Advisor's profit margins in comparison with available industry data.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Portfolios and whether the Portfolios have appropriately benefited from any economies of scale. The Board considered whether the management fee rates are reasonable in relation to the asset sizes of the Portfolios.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates.


Code of Ethics


Each Trust, the Advisor and principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trusts, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trusts. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                           PORTFOLIO SERVICE PROVIDERS

Underwriter

Pursuant  to  an  underwriting   and   distribution   services   agreement  (the
"Distribution Agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Portfolios to provide information and services for existing and potential shareholders. The distribution agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Portfolios. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. Each Portfolio has adopted for the Premier Money Market Shares a plan in accordance with Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). This rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. For its services under the distribution agreement and pursuant to the 12b-1 Plans, each Portfolio pays SDI a distribution services fee, payable monthly, at the annual rate of 0.25% of average daily net assets with respect to the Premier Money Market Shares of the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio, and the Treasury Portfolio. Expenditures by SDI on behalf of Premier Money Market Shares of each Portfolio need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios.

As principal underwriter for the Portfolios, SDI acts as agent of each Portfolio in the continuous sale of that Portfolio's shares. SDI pays all its expenses under the distribution agreement including, without limitation, services fees to firms that provide services related to the Portfolios. Each Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.

SDI enters into related administration services and selling group agreements ("services agreements") with firms to provide distribution services for shareholders of the Premier Money Market Shares of each Portfolio. SDI also may provide some of the distribution services for the Premier Money Market Shares of each Portfolio. SDI normally pays such firms for services at a maximum annual rate of 0.25% of average daily net assets of those accounts in the Premier Money Market Shares of the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio, and the Treasury Portfolio that they maintain and service. SDI, in its discretion, may pay firms additional amounts in connection with some or all of the services described above.


During the fiscal year ended April 30, 2003, Premier Money Market Shares of Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio paid distribution services fees of $7,327,273, $4,100,439 and $443,507, respectively, of which $630,417, $359,376 and $40,102, respectively, was unpaid as of April 30, 2003. During the fiscal year ended March 31, 2003, the Premier Money Market Shares of the Treasury Portfolio incurred distribution services fees of $70,073, of which $6,786 was unpaid as of March 31, 2003. During the fiscal year ended April 30, 2003, for Premier Money Market Shares of Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, SDI (or the Advisor as predecessor to SDI) paid as administrative service fees $7,140,588, $3,977,943 and $375,734 to firms. During the fiscal year ended April 30, 2003, for Premier Money Market Shares of Treasury Portfolio, SDI (or the Advisor as predecessor to SDI) paid as administrative service fees $69,017 to firms.


During the fiscal year ended April 30, 2002, Premier Money Market Shares of Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio paid distribution services fees of $6,144,579, $3,365,225 and $247,750, respectively, of which $518,405, $280,825 and $22,496, respectively, was unpaid as of April 30, 2002. During the fiscal year ended March 31, 2002, the Premier Money Market Shares of the Treasury Portfolio incurred distribution services fees of $51,695, of which $4,990 was unpaid as of March 31, 2002. During the fiscal year ended April 30, 2002, for Premier Money Market Shares of Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, SDI (or the Advisor as predecessor to SDI) paid as administrative service fees $6,104,724, $3,357,364 and $223,181 to firms. During the fiscal year ended April 30, 2002, for Premier Money Market Shares of Treasury Portfolio, SDI (or the Advisor as predecessor to SDI) paid as administrative service fees $51,759 to firms.

During the fiscal year ended April 30, 2001, the combined shares of the Money Market, Government Securities, and Tax-Exempt Portfolios paid distribution services fees of $46,909,861, $5,361,482, and $2,743,546, respectively. During the fiscal year ended March 31, 2001, the shares of the Treasury Portfolio incurred distribution services fees of $36,694. SDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Trusts.

The Distribution Agreement and the 12b-1 Plans continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of each Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by SDI upon 60 days' written notice. For each Trust, termination of the Distribution Agreement may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act. The 12b-1 Plans may not be amended to increase the fee to be paid by a class without approval by a majority of the outstanding voting securities of the class and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plans. The 12b-1 Plans may be terminated for a class at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the class. The Premier Money Market Shares of the Portfolios of each Trust will vote separately with respect to the 12b-1 Plans.

Administrative services are provided to the Premier Money Market Shares of the Portfolios under an administrative and shareholder services agreement ("administration agreement") with SDI. SDI bears all its expenses of providing services pursuant to the administration agreement between SDI and the Premier Money Market Shares of the Portfolios, including the payment of service fees. Premier Money Market Shares of the Portfolios currently pay SDI an administrative service fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets attributable to those shares of the Portfolios.

SDI has entered into related arrangements with various banks, broker dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers and clients who are investors in Premier Money Market Shares of the Portfolios. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolios, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, SDI pays each firm a service fee, normally payable monthly, at an annual rate of up to 0.25% of the average daily net assets in the Portfolio's Premier Money Market Shares accounts that it maintains and services.


During the fiscal year ended April 30, 2002, the Premier Money Market Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio incurred administrative services fees of $6,144,579, $3,365,225, and $247,750, respectively. During the fiscal year ended March 31, 2002, the Premier Money Market Shares of the Treasury Portfolio incurred administrative services fees of $51,695. During the fiscal year ended April 30, 2002, for Premier Money Market Shares of Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, SDI (or the Advisor as predecessor to SDI) paid as distribution service fees $6,104,640, $3,357,319 and $216,181 to firms. During the fiscal year ended April 30, 2002, for Premier Money Market Shares of Treasury Portfolio, SDI (or the Advisor as predecessor to SDI) paid as administrative service fees $51,759 to firms.


In addition, Premier Money Market Shares Money Market Portfolio, Government Securities Portfolio, Tax-Exempt Portfolio and Treasury Portfolio paid $250,225, $51,524, $21,824 and $6,821, respectively, in distribution fees for expenses related to marketing and sales activities, production of sales literature, prospectus printing, media advertising and production of sales promotional materials. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense. In addition to the discounts or commissions described above, SDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds.

During the fiscal year ended April 30, 2001, the Premier Money Market Shares of the Money Market, Government Securities and Tax-Exempt Portfolios incurred administrative services fees of $4,526,692, $2,258,319 and $417,362, respectively. During the fiscal year ended March 31, 2001, the Premier Money Market Shares of the Treasury Portfolio incurred administrative services fees of $36,694.

Firms to which service fees may be paid may include affiliates of SDI. In addition, SDI may from time to time, from its own resources, pay firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Premier Money Market Shares of the Portfolios. SDI also may provide some of the above services and may retain any portion of the fee under the administration agreement not paid to firms to compensate itself for administrative functions performed for the Premier Money Market Shares of the Portfolios.

Clients of Firms. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof and may arrange to have their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish different minimum investment requirements than set forth above. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Portfolio shares in nominee or street name as agent for and on behalf of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation (up to 0.25% of the average daily net assets of each Portfolio's Premier Money Market Share accounts that it maintains and service) through each Portfolio's Shareholder Servicing Agent for record-keeping and other expenses relating to these nominee accounts holding Premier Money Market Shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

Independent Auditors and Reports to Shareholders

The financial highlights of each Portfolio included in the Portfolios' Premium Money Market Shares' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, independent auditors, given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolios and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, IL 60601 serves as legal counsel to the Portfolios and the Independent Trustees.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of each Portfolio and maintaining portfolio and general accounting records. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.


Pursuant to an agreement among the Advisor, SFAC and State Street Bank and Trust Company ("SSB") (the "Sub-Accounting and Sub-Administrator Agreement"), SFAC and the Advisor have delegated certain fund accounting functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the Portfolios.

Administrator

Pursuant to a sub-administrator agreement between the Advisor and SSB, the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolios.

Custodian, Transfer Agent And Shareholder Service Agent

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 (the "Custodian"), as custodian, has custody of all securities and cash of the Trust. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolios.

State Street also acts as transfer agent for the Portfolios. Pursuant to a services agreement with State Street, Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives as transfer agent, and pays to SISC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement. During the fiscal year ended April 30, 2002, 2001 and 2000, State Street (or Investors Fiduciary Trust Company ("IFTC"), the former transfer agent for the Portfolio) remitted shareholder service fees for Money Market Portfolio in the amount of
$35,326,287,   $17,121,411  and   $11,380,698,   respectively;   for  Government
Securities Portfolio in the amount of $5,482,056, $2,910,439 and $1,235,764, respectively; and for Tax-Exempt Portfolio in the amount of $1,637,057, $1,341,251 and $870,299 to SISC as Shareholder Service Agent. During the fiscal year ended March 31, 2002, 2001 and 2000, State Street (or Investors Fiduciary Trust Company ("IFTC"), the former transfer agent for the Portfolio) remitted shareholder service fees for Treasury Portfolio in the amount of $40,944, $21,318 and $6,619, respectively, to SISC as Shareholder Service Agent. As of March 31, 2002, SISC has opted to waive $0 of the fee, and $1,809,328 remained unpaid.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by each Portfolio.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases.

During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                                   PERFORMANCE

From time to time, each Portfolio may advertise several types of performance information for a Portfolio, including "yield" and "effective yield" and, in the case of the Tax-Exempt Portfolio, "tax equivalent yield". Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

The performance of a Portfolio may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper, Inc. A Portfolio's performance and its relative size may be compared to other money market mutual funds as reported by IBC Financial Data, Inc., a reporting service on money market funds.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Each Portfolio may depict the historical performance of the securities in which a Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

The Advisor and certain affiliates agreed to maintain certain operating expenses of the Premier Money Market Shares of Treasury Portfolio. The performance results noted herein for the Treasury Portfolio would have been lower had certain expenses not been capped. Because the Premier Money Market Shares of each Portfolio have different expenses their yields will differ from other classes within a Portfolio.


Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended April 30, 2003, the Premier Money Market Shares of Money Market Portfolio's, Government Securities Portfolio's and Tax-Exempt Portfolio's seven-day yield was 0.29%, 0.20%, and 0.28%, respectively. For the period ended March 31, 2003, the Treasury Portfolio's seven-day yield was 0.37%.

Each Portfolio's effective seven-day yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended April 30, 2003, the Money Market Portfolio's, Government Securities Portfolio's and Tax-Exempt Portfolio's seven-day effective yield was 0.29%, 0.20%, and 0.28%, respectively. For the period ended March 31, 2003, the Treasury Portfolio's seven-day effective yield was 0.37%.


The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. For the period ended April 30, 2002, the Premier Money Market Shares of Tax-Exempt Portfolio's seven-day tax equivalent yield was 0.77%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

Investors also may want to compare a Portfolio's performance to that of US Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of US Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the US Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Tax-Exempt Versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 2002 tax rates schedules.

FEDERAL

Tax Equivalent Yields
Scudder 2003
       Taxable         Effective    Effective     Federal Tax        Taxable        Effective    Effective    Federal Tax
    Income Single      State Rate  Federal Rate      Bracket       Income Joint    State Rate     Federal        Bracket
    -------------      ----------  ------------      -------       ------------    ----------     -------        -------
    28,401- 68,800          0.00%      25.00%        25.00%      56,801- 114,650      0.00%       25.00%         25.00%
   68,801- 143,500          0.00%      28.00%        28.00%      114,651- 174,700     0.00%       28.00%         28.00%
   143,501- 311,950         0.00%      33.00%        33.00%      174,701- 311,950     0.00%       33.00%         33.00%
     over 311,950           0.00%      35.00%        35.00%        over 311,950       0.00%       35.00%         35.00%



                   If your combined federal and state effective tax rate in 2003 is:
                       10.00%     15.00%     25.00%      28.00%     33.00%     35.00%      25.00%     28.00%      33.00%      35.00%
To match these
tax-free yields:             Your taxable investment would have to earn the following yield:

          2.00%         2.22%      2.35%      2.67%       2.78%      2.99%      3.08%       2.67%      2.78%       2.99%       3.08%
          3.00%         3.33%      3.53%      4.00%       4.17%      4.48%      4.62%       4.00%      4.17%       4.48%       4.62%
          4.00%         4.44%      4.71%      5.33%       5.56%      5.97%      6.15%       5.33%      5.56%       5.97%       6.15%
          5.00%         5.56%      5.88%      6.67%       6.94%      7.46%      7.69%       6.67%      6.94%       7.46%       7.69%
          6.00%         6.67%      7.06%      8.00%       8.33%      8.96%      9.23%       8.00%      8.33%       8.96%       9.23%
          7.00%         7.78%      8.24%      9.33%       9.72%     10.45%     10.77%       9.33%      9.72%      10.45%      10.77%
          8.00%         8.89%      9.41%     10.67%      11.11%     11.94%     12.31%      10.67%     11.11%      11.94%      12.31%
          9.00%        10.00%     10.59%     12.00%      12.50%     13.43%     13.85%      12.00%     12.50%      13.43%      13.85%



Please note:

1) This chart does not take into consideration any local or city tax rates.

2) The effective state and federal tax rates are calculated using the highest marginal tax rate within the applicable tax bracket.

3) The combined effective tax rate reflects a deduction for state income taxes on the federal return.

4) Taxable income amounts represent taxable income as defined in the Internal Revenue Code.

                        PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of each Portfolio are sold at net asset value through selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. Each Portfolio has established a minimum initial investment for shares of each Portfolio of $1,000 and $50 for subsequent investments, but these minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set different minimums for accounts they service and may change such minimums at their discretion. The Trusts may waive the minimum for purchases by trustees, directors, officers or employees of the Trusts or the Advisor and its affiliates.

Each Portfolio seeks to have their investment portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from a Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in US Dollars) will not be considered in proper form and will not be processed unless and until a Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 2:00 p.m. Eastern time net asset value determination for the Government Securities Portfolio and the Treasury Portfolio, at or prior to 4:00 p.m. Eastern Time for the Money Market Portfolio, and at or prior to the 12:00 p.m. Eastern time net asset value determination for the Tax-Exempt Portfolio;
(ii) the dividend for the next calendar day if effected at the 4:00 p.m. or, for the Government Securities Portfolio, 9:00 p.m. Eastern time net asset value determination provided such payment is received by 4:00 p.m. Eastern time; or
(iii) the dividend for the next business day if effected at the 9:00 p.m. Eastern time net asset value determination and payment is received after 4:00 p.m. Eastern time on such date for the Government Securities Portfolio. Confirmed share purchases that are effective at the 9:00 p.m. Eastern time net asset value determination for the Government Securities Portfolio will receive dividends upon receipt of payment for such transactions in the form of Federal Funds in accordance with the time provisions immediately above.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time for Government Securities Portfolio and Tax-Exempt Portfolio and 5:00 p.m. Eastern time for Money Market Portfolio, on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to appropriate Fund bank account (Money Market Portfolio 346:
98-0119-980-3; Government Securities Portfolio 347: 98-0119-983-8; Tax-Exempt Portfolio 348: 98-0119-985-4; Treasury Portfolio 343: 98-7036-760-2) and further credit to your account number.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by a Portfolio at the next determined net asset value. If processed by 4:00 p.m. Eastern Time (or 9:00 p.m. Eastern time for the Government Securities Portfolio) Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Each Portfolio (except Money Market Portfolio) may suspend the right of redemption or delay payment more than seven days (one business day for Money Market Portfolio) (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Portfolio's shareholders.

In addition, the Money Market Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.

Although it is each Portfolio's present policy to redeem in cash, a Portfolio (for Money Market Portfolio, upon consent of a redeeming shareholder), may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such redemption would not be liquid as a redemption entirely in cash. Each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.

If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. Each Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless a Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Each Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by a Portfolio's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 12:00 p.m. Eastern time for Government Securities Portfolio, Tax-Exempt Portfolio and Treasury Portfolio and 4:00 p.m. Eastern time for Money Market Portfolio, will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $100. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $100; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer shares of a Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Internet Access

World   Wide   Web   Site.    Scudder    maintains    a   web   site   that   is
http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses. Users can fill out new account forms on-line, order free software, and request literature on funds.

                                    DIVIDENDS

Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the last business day of each month for the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio and the Treasury Portfolio if a business day, otherwise on the next business day. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Scudder Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Scudder Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Portfolio and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, each Portfolio's Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which State Street acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

                                 NET ASSET VALUE


The net asset value of shares of the Portfolio is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.


As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of a Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of a Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of a Portfolio might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Orders received by dealers or other financial services firms prior to the 9:00 p.m. Eastern Time determination of net asset value for the Government Securities Portfolio and received by SDI prior to the close of its business day can be confirmed at the 9:00 p.m. Eastern Time determination of net asset value for that day. Such transactions are settled by payment of Federal funds in accordance with procedures established by SDI. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

                                      TAXES

Taxable Portfolios. The Money Market Portfolio, the Government Securities Portfolio and the Treasury Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolios may adjust their schedules for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the US Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions.

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisors with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolios are advised to consult their own tax advisors as to the status of their accounts under state and local tax laws.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisors before investing in the Tax-Exempt Portfolio.


Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.


All Portfolios. Each Portfolio is required by law to withhold a portion of taxable dividends paid to certain shareholders that do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisors regarding the 20% withholding requirement.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

                              OFFICERS AND TRUSTEES

Cash Account Trust and Investors Cash Trust. The following table presents certain information regarding the Trustees and Executive Officers for the Trusts. Each Trustee's age as of August 1, 2003 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election or qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of each Trust.

Non-Interested Trustees

Name, Age, Position(s) Held                                                                   Number of Funds in
with each Trust and Length of  Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------
John W. Ballantine (57)        Retired; formerly, Executive Vice President and Chief Risk              82
Trustee, 1999-present          Management Officer, First Chicago NBD Corporation/The First
                               National Bank of Chicago (1996-1998); Executive Vice
                               President and Head of International Banking (1995-1996).
                               Directorships: Enron Corporation (energy trading firm)
                               (effective May 30, 2002); First Oak Brook Bancshares, Inc.;
                               Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems); American Heathways, Inc. (provider of disease and care management services).
--------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham (70)          Retired; formerly, Director of Management Consulting, McNulty           82
Trustee, 1977-present          & Company (1990-1998); prior thereto, Executive Vice
                               President, Anchor Glass Container Corporation.
--------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway (66)         Retired; formerly, Executive Vice President, A.O. Smith                 82
Trustee, 1980-present          Corporation (diversified manufacturer) (1963-1994).
--------------------------------------------------------------------------------------------------------------------
James R. Edgar (57)            Distinguished Fellow, University of Illinois, Institute of              82
Trustee, 1999-present          Government and Public Affairs (1999-present); formerly,
                               Governor, State of Illinois (1991-1999). Directorships:
                               Kemper Insurance Companies; John B. Sanfilippo & Son, Inc.
                               (processor/packager/marketer of nuts, snacks and candy
                               products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures,
                               distributes and markets health and beauty-care products).
--------------------------------------------------------------------------------------------------------------------


                                       35

Name, Age, Position(s) Held                                                                   Number of Funds in
with each Trust and Length of  Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------
Paul K. Freeman (53)           President, Cook Street Holdings (consulting); Adjunct                   82
Trustee, 2002-present          Professor, University of Denver; Consultant, World
                               Bank/Inter-American Development Bank; formerly, Project
                               Leader, International Institute for Applied Systems Analysis
                               (1998-2001); Chief Executive Officer, The Eric Group, Inc.
                               (environmental insurance) (1986-1998).
--------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman (66)         Retired; formerly, Chairman, Harnischfeger Industries, Inc.             82
Trustee, 1981-present          (machinery for the mining and paper industries) (1999-2000);
                               prior thereto, Vice Chairman and Chief Financial Officer,
                               Monsanto Company (agricultural, pharmaceutical and
                               nutritional/food products) (1994-1999).
--------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson (61)       Retired; formerly, President, Hood College (1995-2000); prior           82
Trustee, 1995-present          thereto, Partner, Steptoe & Johnson (law firm); Commissioner,
                               Internal Revenue Service; Assistant Attorney General (Tax),
                               US Department of Justice. Directorships: Bethlehem Steel
                               Corp.; Federal Mogul Corp. (supplier of automotive components and subsystems); Trustee, Bryn Mawr College.
--------------------------------------------------------------------------------------------------------------------

Fred B. Renwick (73)           Retired; Professor Emeritus of Finance, New York University,            82
Trustee, 1988-present          Stern School of Business (2001-present); formerly, Professor,
                               New York University Stern School of business (1965-2001).
                               Directorships: The Wartburg Foundation; Chairman, Finance
                               Committee of Morehouse College Board of Trustees; formerly,
                               Director of Board of Pensions, Evangelical Lutheran Church in
                               America; member of the Investment Committee of Atlanta
                               University Board of Trustees; Chair of the Investment
                               Committee, American Bible Society Board of Trustees.

--------------------------------------------------------------------------------------------------------------------
William P. Sommers (70)        Retired; formerly, President and Chief Executive Officer, SRI           82
Trustee, 1979-present          International (research and development) (1994-1998); prior thereto, Executive Vice President, Iameter (medical
                               information and educational service provider); Senior Vice
                               President and Director, Booz, Allen & Hamilton Inc.
                               (management consulting firm). Directorships: PSI Inc.
                               (satellite engineering and components); Evergreen Solar, Inc.
                               (develop/manufacture solar electric system engines); H2 Gen
                               (manufacture hydrogen generators); Zassi Medical Evolutions,
                               Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
--------------------------------------------------------------------------------------------------------------------
John G. Weithers (69)          Retired; formerly, Chairman of the Board and Chief Executive            82
Trustee, 1993-present          Officer, Chicago Stock Exchange. Directorships: Federal Life
                               Insurance Company; Chairman of the Members of the Corporation
                               and Trustee, DePaul University; formerly, International
                               Federation of Stock Exchanges; Records Management Systems.
--------------------------------------------------------------------------------------------------------------------

                                       36

Interested Trustees^2 and Officers

Name, Age, Position(s) Held                                                                   Number of Funds in
with each Trust and Length of  Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------

Richard T. Hale^2,^3 (58)      Managing Director, Deutsche Investment Management Americas,             200
Chairman and Trustee,          Inc. (2003 to present); Managing Director, Deutsche Bank
2002-present, and President,   Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and
2003-present                   Deutsche Asset Management (1999 to present); Director and
                               President, Investment Company Capital Corp. (registered
                               investment advisor) (1996 to present); Director, Deutsche
                               Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to
                               present), North American Income Fund (2000 to present)
                               (registered investment companies); Director, Scudder Global
                               Opportunities Fund (since 2003); Director/Officer
                               Deutsche/Scudder Mutual Funds (various dates); President,
                               Montgomery Street Income Securities, Inc. (2002 to present)
                               (registered investment companies); Vice President, Deutsche
                               Asset Management, Inc. (2000 to present); formerly, Director,
                               ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
--------------------------------------------------------------------------------------------------------------------
Philip J. Collora (57)         Director, Deutsche Asset Management.                                    n/a
Vice President and Assistant
Secretary, 1986-present
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch^3 (49)        Managing Director, Deutsche Asset Management (2002-present)             n/a
Vice President and Assistant   and Director, Deutsche Global Funds Ltd. (2002-present);
Secretary, 2002-present        formerly, Director, Deutsche Asset Management (1999-2002);
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.) (1998-1999); Assistant General Counsel,
                               United States Securities and Exchange Commission (1993-1998).
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^4 (39)          Vice President, Deutsche Asset Management (2000-present);               n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services
                               (1992-2000); Senior Manager, Prudential Mutual Fund Services
                               (1987-1992).
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^4 (45)        Director, Deutsche Asset Management (April 2000 to present);            n/a
Treasurer, 2002-present        formerly, Vice President and Department Head, BT Alex. Brown
                               Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998).
--------------------------------------------------------------------------------------------------------------------
John Millette^4 (40)           Director, Deutsche Asset Management.                                    n/a
Secretary, 2001-present
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson^4 (41)        Managing Director, Deutsche Asset Management.                           n/a
Assistant Secretary,
1998-present
--------------------------------------------------------------------------------------------------------------------
Stephen H. Boyd^5 (32)         Vice President, Deutsche Asset Management (1998 to present);            n/a
Vice President (of Cash        prior thereto, analyst for Union Bank of Switzerland and
Account Trust only),           municipal research analyst for ABN AMRO Securities.
2002-present
--------------------------------------------------------------------------------------------------------------------


                                       37

Name, Age, Position(s) Held                                                                   Number of Funds in
with each Trust and Length of  Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Time Served^1                  Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------
Gary R. Pollack^5 (50)         Director, Deutsche Asset Management.                                    n/a
Vice President (of Cash
Account Trust only),
2002-present
--------------------------------------------------------------------------------------------------------------------
Darlene Rasel^5 (51)           Managing Director, Deutsche Asset Management.                           n/a
Vice President, 2002-present
--------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo      Director, Deutsche Asset Management.                                    n/a
(46)^4
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone (37)^4     Director, Deutsche Asset Management.                                    n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------
Lucinda Stebbins (57)^4        Director, Deutsche Asset Management.                                    n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------

^1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the Trust, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.

^2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Portfolios.


^3       Address: One South Street, Baltimore, Maryland

^4       Address: Two International Place, Boston, Massachusetts

^5       Address:  345 Park Avenue, New York, New York

Mr. Freeman, prior to his service as independent trustee of the Trust, served as a board member of certain funds in the Deutsche Bank complex ("DB Funds"). In connection with his resignation and the resignation of certain other board members as trustees of the DB Funds on July 30, 2002 (the "Effective Date"), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. ("DeAM") agreed to recommend, and, if necessary obtain, directors and officers ("D&O") liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

Kenneth Murphy:                Vice President
Caroline Pearson:              Secretary
Philip J. Collora:             Assistant Secretary

Trustees' Responsibilities. The officers of each Trust manage each Portfolio's day-to-day operations under the direction of a Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the stockholders of each Portfolio and to provide oversight of the management of each Portfolio. A majority of each Trust's Board members are not affiliated with the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees: Each Trust's Board has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Portfolios, confers with the independent auditors regarding the Portfolios' financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and Lewis A. Burnham. Each Trust's Audit Committee held 2 meetings during the calendar year 2002.

Nominating and Governance Committee: The Nominating and Governance Committee seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Portfolios' Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis
A. Burnham (Chairman), James R. Edgar and Shirley D. Peterson. The Trust's Nominating and Governance Committee held 4 meetings during the calendar year 2002. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of each Trust.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of a Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chairman) and Richard T. Hale. Alternate members are William
P. Sommers, Donald L. Dunaway and John G. Weithers. Each Trust's Valuation Committee held 2 meetings during the calendar year 2002.


Operations Committee: The Operations Committee oversees the operations of the Portfolios, such as reviewing a Portfolio's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chairman), Paul K. Freeman, Fred B. Renwick and John G. Weithers. Each Trust's Operations Committee held 4 meetings during the calendar year 2002.


Money Market Oversight Committee: The Money Market Oversight Committee oversees investment activities of the Portfolios, such as investment performance and risk, expenses and services provided under the investment management agreement and portfolio pricing procedures. The members of the Money Market Oversight Committee are Fred B. Renwick (Chairman), John W. Ballantine and James R. Edgar. Each Trust's Money Market Oversight Committee held 4 meetings during the calendar year 2002.


Remuneration. Each Non-interested Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by DeAM. The Advisor supervises the Portfolios' investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Portfolios and receives a management fee for its services.


The Board of Trustees of each Trust established a deferred compensation plan for the Non-interested Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Non-interested Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Trusts, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Mr. Dunaway and Governor

Edgar have elected to defer at least a portion of their fees. Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolios, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolios. The following table shows compensation received by each Trustee from each Trust and aggregate compensation from the fund complex during the most recent calendar year.

                                                    Compensation from      Compensation from
                             Compensation from        Money Market            Government         Compensation from
Name of Trustee             Treasury Portfolio          Portfolio        Securities Portfolio   Tax-Exempt Portfolio
---------------             ------------------          ---------        --------------------   --------------------
John W. Ballantine                $1,790                $11,162                 $5,504                $4,513
Lewis A. Burnham                  $1,425                 $9,405                 $4,794                $3,889
Donald L. Dunaway(1)              $1,946                $11,860                 $5,748                $4,571
James R. Edgar(2)                 $1,390                 $8,160                 $4,560                $3,690
Paul K. Freeman*                    $985                 $7,273                 $2,933                $2,428
Robert B. Hoffman                 $1,385                 $9,336                 $4,615                $3,747
Shirley D. Peterson(3)            $1,416                 $9,765                 $4,913                $3,985
Fred B. Renwick                   $1,598                 $9,909                 $4,987                $4,079
William P. Sommers                $1,437                $10,086                 $4,879                $3,960
John G. Weithers                  $1,650                $10,301                 $5,148                $4,208

                               Pension or Retirement   Total Compensation Paid
                             Benefits Accrued as Part   to Trustees from Fund
Name of Trustee                  of Fund Expenses           Complex(4)(5)
---------------                  ----------------           -------------

John W. Ballantine                      $0                       $225,470
Lewis A. Burnham                        $0                       $196,060
Donald L. Dunaway(1)                    $0                       $225,370
James R. Edgar(2)                       $0                       $183,770
Paul K. Freeman*                        $0                       $124,198
Robert B. Hoffman                       $0                       $187,210
Shirley D. Peterson(3)                  $0                       $206,010
Fred B. Renwick                         $0                       $199,280
William P. Sommers                      $0                       $196,110
John G. Weithers                        $0                       $211,230

*        Newly elected Trustee of the Trusts effective May 15, 2002.

(1) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds) payable from the Portfolios to Mr. Dunaway are $8,294 for Investors Cash Trust and $9,699 for Cash Account Trust.

(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds) payable from the Portfolios to Governor Edgar are $5,388 for Investors Cash Trust and $21,518 for Cash Account Trust.

(3) Includes $19,020 in annual retainer fees for Ms. Peterson's role as Lead Trustee.

(4)

         For each Trustee (except for Mr. Freeman) total compensation includes compensation for service on the boards of 33 trusts/corporations comprised of 85 funds/portfolios. For Mr. Freeman, the total includes compensation for service, for partial periods, on the boards of 34 trusts/corporations comprised of 97 funds/portfolios. Each Trustee, including Mr. Freeman, currently serves on the boards of 33 DeAM trusts/corporations comprised of 82 funds/portfolios.

(5) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of the Chicago board in connection with the sale of the Advisor to Deutsche Bank. Such amounts totaled $36,190 for Messrs. Ballantine and Dunaway, $25,850 for Mr. Burnham, $24,070 for Governor Edgar, $10,170 for Mr. Freeman, $20,680 for Messrs. Hoffman and Sommers, $34,070 for Ms. Peterson, $25,680 for Mr. Renwick and $30,850 for Mr. Weithers.


Trustee Fund Ownership. Under the Trust's Governance Procedures and Guidelines, the Non-interested Trustees have established the expectation that within three years a Non-interested Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Non-interested Trustee's personal investment needs. Each Interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he oversees that best fit his own appropriate investment needs. The following table sets forth each Trustee's share ownership of the Portfolios and all funds in the fund complex overseen by the Trustee as of December 31, 2002.

Money Market Portfolio

                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen by
                                         Dollar Range of Equity Securities in       the Trustees/Directors in the
                                                  Cash Account Trust:                  Scudder and Deutsche
           Name of Trustees                   Money Market Portfolio                  Bank Families of Funds
           ----------------                   ----------------------                  ----------------------
John W. Ballantine                                 None                                  Over $100,000
Lewis A. Burnham                                   None                                  Over $100,000
Donald L. Dunaway*                                 $1 - $10,000                          Over $100,000
James R. Edgar*                                    None                                  Over $100,000
Paul K. Freeman                                    None                                  None
Richard T. Hale                                    None                                  Over $100,000
Robert B. Hoffman                                  None                                  Over $100,000
Shirley D. Peterson                                None                                  Over $100,000
Fred B. Renwick                                    None                                  Over $100,000
William P. Sommers                                 $1 - $10,000                          Over $100,000
John G. Weithers                                   None                                  Over $100,000

Government Securities Portfolio
                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen by
                                         Dollar Range of Equity Securities in       the Trustees/Directors in the
                                            Cash Account Trust: Government             Scudder and Deutsche
           Name of Trustees                      Securities Portfolio                 Bank Families of Funds
           ----------------                      --------------------                 ----------------------

John W. Ballantine                                 None                                  Over $100,000
Lewis A. Burnham                                   None                                  Over $100,000
Donald L. Dunaway*                                 None                                  Over $100,000
James R. Edgar*                                    None                                  Over $100,000


                                       41

                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen by
                                         Dollar Range of Equity Securities in       the Trustees/Directors in the
                                            Cash Account Trust: Government             Scudder and Deutsche
           Name of Trustees                      Securities Portfolio                 Bank Families of Funds
           ----------------                      --------------------                 ----------------------

Paul K. Freeman                                    None                                  None
Richard T. Hale                                    None                                  Over $100,000
Robert B. Hoffman                                  None                                  Over $100,000
Shirley D. Peterson                                None                                  Over $100,000
Fred B. Renwick                                    None                                  Over $100,000
William P. Sommers                                 None                                  Over $100,000
John G. Weithers                                   None                                  Over $100,000

Tax-Exempt Portfolio
                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen by
                                         Dollar Range of Equity Securities in       the Trustees/Directors in the
                                                 Cash Account Trust:                    Scudder and Deutsche
           Name of Trustees                      Tax-Exempt Portfolio                   Bank Families of Funds
           ----------------                      --------------------                   ----------------------

John W. Ballantine                                 None                                  Over $100,000
Lewis A. Burnham                                   None                                  Over $100,000
Donald L. Dunaway*                                 None                                  Over $100,000
James R. Edgar*                                    None                                  Over $100,000
Paul K. Freeman                                    None                                  None
Richard T. Hale                                    None                                  Over $100,000
Robert B. Hoffman                                  None                                  Over $100,000
Shirley D. Peterson                                None                                  Over $100,000
Fred B. Renwick                                    None                                  Over $100,000
William P. Sommers                                 None                                  Over $100,000
John G. Weithers                                   None                                  Over $100,000

Treasury Portfolio
                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen by
                                         Dollar Range of Equity Securities in       the Trustees/Directors in the
                                           Investor's Cash Trust:                      Scudder and Deutsche
           Name of Trustees                    Treasury Portfolio                     Bank Families of Funds
           ----------------                    ------------------                     ----------------------

John W. Ballantine                                 None                                  Over $100,000
Lewis A. Burnham                                   None                                  Over $100,000
Donald L. Dunaway*                                 None                                  Over $100,000
James R. Edgar*                                    None                                  Over $100,000
Paul K. Freeman                                    None                                  None
Richard T. Hale                                    None                                  Over $100,000
Robert B. Hoffman                                  None                                  Over $100,000
Shirley D. Peterson                                None                                  Over $100,000
Fred B. Renwick                                    None                                  Over $100,000
William P. Sommers                                 None                                  Over $100,000
John G. Weithers                                   None                                  Over $100,000

* The dollar range of shares shown includes share equivalents of Scudder funds in which Governor Edgar and Mr. Dunaway are deemed to be invested pursuant to the Trust's Deferred Compensation Plan as more fully described above under "Remuneration."

To the best of the Trusts' knowledge, as of June 30, 2003, no other person owned beneficially more than 5% of each class of each Portfolio's outstanding shares (except as noted below).

As of June 30, 2003, 1,540,043,045.650 shares in the aggregate, or 94.40% of the outstanding shares of Cash Account Trust, Government Securities Portfolio, Premier Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 43,245.020 shares in the aggregate, or 5.45% of the outstanding shares of Cash Account Trust, Government Securities Portfolio, Service Shares were held in the name of Don A. Periman, 285 Winter Ridge Blvd., Winter Haven, FL 33881-5819.

As of June 30, 2003, 182,028.040 shares in the aggregate, or 22.93% of the outstanding shares of Cash Account Trust, Government Securities Portfolio, Service Shares were held in the name of St. Joseph's School, Special Account, 535 Avenue M NW, Winter Haven, FL 33881-2343.

As of June 30, 2003, 134,191.840 shares in the aggregate, or 16.91% of the outstanding shares of Cash Account Trust, Government Securities Portfolio, Service Shares were held in the name of Radke Family Trust, Agreement Dated 06/08/2000, Jan R. Radke and/or Judith H. Radke TTEES, 13241 Luckett Ct., San Diego, CA 92130-3225.

As of June 30, 2003, 8,018,104.530 shares in the aggregate, or 7.18% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of Foster & Sears LLP, Owens, PO Box 150008, Arlington, TX 76015-6008.

As of June 30, 2003, 25,000,000.000 shares in the aggregate, or 22.37% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of Bear Stearns Securities Corp., FBO:
001-04111-14, 1 Metrotech Ctr. N., Brooklyn, NY 11201-3870.

As of June 30, 2003, 24,083,033.330 shares in the aggregate, or 21.55% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of UBS Financial Services Inc., Opsware Inc., Attn: Ken Tinsley, 599 N. Mathilda Ave., Sunnyvale, CA 94085-3505.

As of June 30, 2003, 7,861,780.220 shares in the aggregate, or 7.04% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of Foster & Sears LLP, Fibreboard, PO Box 150008, Arlington, TX 76015-6008.

As of June 30, 2003, 33,239,371.620 shares in the aggregate, or 29.75% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Institutional Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 2,676,853,898.839 shares in the aggregate, or 89.01 % of the outstanding shares of Cash Account Trust, Money Market Portfolio, Premier Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 98,821.710 shares in the aggregate, or 7.03% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of Guarantee & Trust Co. TTEE FBO, Richard G. Cole IRA, 7240 Misty Morning SE, Caledonia, MI 49316-9045.

As of June 30, 2003, 252,280.030 shares in the aggregate, or 17.95% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of Citation Financial Group, 1 New York Plaza, New York, NY 10004-1901.

As of June 30, 2003, 236,905.030 shares in the aggregate, or 16.85% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Service Shares were held in the name of David N. Johnson, 6503 Park Lake Rd., East Lansing, MI 48823-9746.

As of June 30, 2003, 98,112,543.140 shares in the aggregate, or 81.45% of the outstanding shares of Cash Account Trust, Money Market Portfolio, Premium Reserve Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 52,684,899.050 shares in the aggregate, or 16.06% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Institutional Shares were held in the name of State Street Kansas City, Anchorboard & Co., Attn: Greg Niland, 801 Pennsylvania Ave., Kansas City, MO 64105-1307.

As of June 30, 2003, 256,876,434.650 shares in the aggregate, or 78.29% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Institutional Shares were held in the name of Bowen David & Co., PO Box 1647, Boston, MA 02105-1647.

As of June 30, 2003, 45,261,341.400 shares in the aggregate, or 16.59% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Hare & Co., Attn: Paul Rassmussen, Special Processing Dept., 1 Wall St., New York, NY 10005-2500.

As of June 30, 2003, 108,035,943.780 shares in the aggregate, or 39.60% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Turtle & Co. CC, 1200 Crown Colony Dr., Quincy, MA 02169-0938.

As of June 30, 2003, 75,342,007.170 shares in the aggregate, or 27.61% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Saturn & Co., Attn: Sam Deeb, 200 Clarendon St., Boston, MA 02116-5021.

As of June 30, 2003, 28,938,351.830 shares in the aggregate, or 10.61% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Tax-Exempt Cash Managed Shares were held in the name of Bankers Trust, Private Bank Sweep A/C, MS NYC 03-2202, 280 Park Ave., New York, NY 10017-1216.

As of June 30, 2003, 93,121,632.830 shares in the aggregate, or 45.36 % of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Premier Money Market Shares were held in the name of LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968.

As of June 30, 2003, 136,911.200 shares in the aggregate, or 32.52% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of Nancy Johnson, 1 New York Plaza, New York, NY 10004-1901.

As of June 30, 2003, 124,201.040 shares in the aggregate, or 29.50% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of John Starkouich & Johanna Starkouich TTEE, Starkouich Family Liv. Tr., PO Box 3149, Federal Way, WA 98063-3149.

As of June 30, 2003, 58,837.930 shares in the aggregate, or 13.98% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of Richard C. Robinson &, 1 New York Plaza, New York, NY 10004-1901.

As of June 30, 2003, 44,854.610 shares in the aggregate, or 10.65% of the outstanding shares of Cash Account Trust, Tax-Exempt Portfolio, Service Shares were held in the name of Judith K. Ciszek, John E. Ciszek JTTEN, RR 1 Box 312A, Ligonier, PA 15658-9758.

As of June 30, 2003, shares in the aggregate, or % of the outstanding shares of Investors Cash Trust, Treasury Portfolio were held in the name of National City Bank, Money Market Unit, 4100 W. 150th Street, Cleveland, OH 44135 who may be deemed to be the beneficial owner of certain of these shares.

As of June 30, 2003, shares in the aggregate, or % of the outstanding shares of Investors Cash Trust, Treasury Portfolio were held in the name of Erath County Courthouse General Fund, 100 Graham, Stephenville, TX 76401 who may be deemed to be the beneficial owner of certain of these shares.

As of June 30, 2003, shares in the aggregate, or % of the outstanding shares of Investors Cash Trust, Treasury Portfolio were held in the name of Smith County Courthouse General Fund, Tyler, TX 75702 who may be deemed to be the beneficial owner of certain of these shares.

As of June 30, 2003, shares in the aggregate, or % of the outstanding shares of Investors Cash Trust, Treasury Portfolio were held in the name of Palo Pinto County General Fund, P.O. Box 75, Palo Pinto, TX 76484 who may be deemed to be the beneficial owner of certain of these shares.

As of June 30, 2003, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of each Portfolio.


                                SPECIAL FEATURES

Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Scudder Mutual Funds may be exchanged for each other at their relative net asset values: Scudder Technology Fund, Scudder Total Return Fund, Scudder Growth Fund, Scudder Dynamic Growth Fund, Scudder Strategic Income Fund, Scudder High Yield Series, Scudder US Government Securities Fund, Scudder State Tax-Free Income Series, Scudder Blue Chip Fund, Scudder Target Fund (series are subject to a limited offering period), Scudder Cash Reserves Fund, Scudder Value Series, Inc., Scudder Focus Value Plus Growth Fund, Scudder New Europe Fund, Inc., Scudder Aggressive Growth Fund, Scudder International Fund, Scudder-Dreman Financial Services Fund, Scudder Equity Trust and Scudder Investors Trust ("Scudder Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Scudder Fund in excess of $1,000,000 (except Scudder Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Scudder fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Scudder Target Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the Underwriter with respect to such Funds.
Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Automatic Withdrawal Program. An owner of $5,000 or more of a Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by a Portfolio and may be terminated at any time by the shareholder or a Portfolio. Firms provide varying arrangements for their clients to redeem shares of a Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish your account in any of the following types of retirement plans:

o Individual Retirement Accounts (IRAs) trusteed by State Street Bank ("State Street"). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

o 403(b) Custodial Accounts also trusteed by State Street. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Financial services firms offering the Portfolios may have their own documents. Please contact the financial services firm from which you received this Statement of Additional Information for more information. Investors should consult with their own tax advisors before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, each Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by either Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trusts. Shareholders should contact Scudder Investments Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

                               TRUST ORGANIZATION

Investors Cash Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series:
Government Securities Portfolio and Treasury Portfolio. Government Securities Portfolio is divided into three classes of shares: Scudder Government Cash Institutional Shares, Scudder Cash Managed Shares and Services Shares. Treasury Portfolio is divided into two classes of shares: Premier Money Market Shares and Services Shares.

Cash Account Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into three series:
Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio. Money Market Portfolio is currently divided into four classes of shares: Premium Reserve Shares, Premier Money Market Shares, Institutional Shares and Service Shares. Government Securities Portfolio is divided into two classes of shares: Premier Money Market Shares and Services Shares. Tax-Exempt Portfolio is divided into four classes of shares: Managed Shares, Institutional Shares, Premier Money Market Shares and Services Shares.

The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolios' prospectus. Each share has equal rights with each other share of the same class of the Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

The Portfolios generally are not required to hold meetings of their shareholders. Under the Agreement and Declaration of Trust, as amended, ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Portfolio or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Portfolio, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declarations of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Manager remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the mater voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the Trust's portfolio securities and executed by the shareholder entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Trust, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

It is possible that a Portfolio might become liable for a misstatement regarding another Portfolio. The Trustees of each Portfolio have considered this and approved the use of a combined SAI for the Portfolios.


Proxy Voting Guidelines. It is possible that certain provisions of the following proxy voting guidelines are not applicable to each Portfolio. Each Portfolio has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. Each Portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with each Portfolio's best economic interests. The advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), a Proxy Voting Desktop Manual ("Manual"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Portfolio, and the interests of the Advisor and its affiliates, including the Portfolio's principal underwriter. The Manual sets forth the procedures that the Advisor has implemented to vote proxies, including monitoring for corporate events, communicating with each Portfolio's custodian regarding proxies, considering the merits of each proposal, and executing and recording the proxy vote. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment Advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.


Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Portfolio's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the board, or of a majority of the board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment Advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.


Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.


                              FINANCIAL STATEMENTS

The financial statements, including the portfolios of investments, for each Portfolio, together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of each Portfolio dated March 31, 2003 for Treasury Portfolio and April 30, 2003 for Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                             ADDITIONAL INFORMATION

The CUSIP number of ICT Treasury Portfolio's Premier shares is 461473-.

The CUSIP number of CAT Money Market Portfolio's Premier shares is 147539-506.

The CUSIP number of CAT Government Securities Portfolio's Premier shares is 147539-860.

The CUSIP number of CAT Tax-Exempt Portfolio's Premier shares is 147539-852.

Treasury Portfolio has a fiscal year end of March 31. Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio each have a fiscal year of April 30.

The Portfolios' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which a Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to a Portfolio and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                       APPENDIX -- RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

           STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

                        DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.